UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
SIGNATURES
EX-99.CERT Section 302 Certifications

ITEM 1.	SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     DISCIPLINED GLOBAL EQUITY FUND

Shares	Security Name	Value
Common Stocks: 97.35%

Australia: 2.89%
20,176	Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	$475,918
7,067	Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	94,653
7,356	Commonwealth Bank of Australia (Financials, Commercial Banks)	384,564
116,736	Fairfax Media Limited (Consumer Discretionary, Media)	157,050
131,780	Goodman Fielder Limited (Consumer Staples, Food Products)	165,470
12,060	National Australia Bank Limited (Financials, Commercial Banks)	296,374
104,858	OZ Minerals Limited (Materials, Metals & Mining)	170,329
31,730	Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	219,763

		1,964,121

Austria: 0.51%
2,910	OMV AG (Energy, Oil, Gas & Consumable Fuels)	129,089
4,812	Voestalpine AG (Materials, Metals & Mining)	215,933

		345,022

Belgium: 0.53%
2,947	Delhaize Group (Consumer Staples, Food & Staples Retailing)	232,571
3,244	KBC Groep NV (Financials, Commercial Banks)	129,937

		362,508

Bermuda: 0.58%
4,974	Axis Capital Holdings Limited (Financials, Insurance)	176,975
6,583	Seadrill Limited (Energy, Energy Equipment & Services)	216,569

		393,544

Canada: 4.90%
9,500	Alimentation Couche Tard Incorporated (Consumer Staples, Food & Staples Retailing)	253,593
7,180	Bank of Nova Scotia (Financials, Commercial Banks)	404,836
2,281	Barrick Gold Corporation (Materials, Metals & Mining)	108,133
42,000	Bombardier Incorporated (Industrials, Aerospace & Defense)	239,077
8,948	CGI Group Incorporated (Information Technology, IT Services)†	172,106
5,420	Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	316,480
4,010	National Bank of Canada (Financials, Commercial Banks)	279,561
11,376	Nexen Incorporated (Energy, Oil, Gas & Consumable Fuels)	285,721
2,046	Open Text Corporation (Information Technology, Internet Software & Services)†	101,018
8,124	Research in Motion Limited (Information Technology, Communications Equipment)†	478,589
14,020	Talisman Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	321,185
6,208	Teck Cominco Incorporated Limited (Materials, Metals & Mining)	376,008

		3,336,307

Denmark: 0.34%
2,325	Carlsberg AS Class B (Consumer Staples, Beverages)	231,667

Finland: 1.23%
19,772	Stora Enso Oyj (Materials, Paper & Forest Products)	235,246
13,286	UPM-Kymmene Oyj (Materials, Paper & Forest Products)	273,586
4,275	Wartsila Oyj (Industrials, Machinery)	330,116

		838,948

France: 4.75%
11,794	AXA SA (Financials, Insurance)	249,644
7,268	BNP Paribas SA (Financials, Commercial Banks)	543,324
1,816	Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	249,508
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     DISCIPLINED GLOBAL EQUITY FUND

Shares	Security Name	Value
France (continued)
10,668	CNP Assurances (Financials, Insurance)	$235,158
11,716	Credit Agricole SA (Financials, Commercial Banks)	173,082
4,857	Peugeot SA (Consumer Discretionary, Automobiles)	203,589
9,107	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	621,884
1,814	Schneider Electric SA (Industrials, Electrical Equipment)	282,886
1,817	Vinci SA (Industrials, Construction & Engineering)	105,194
19,838	Vivendi SA (Consumer Discretionary, Media)	568,620

		3,232,889

Germany: 5.12%
1,103	Allianz AG (Financials, Insurance)	153,207
8,465	BASF SE (Materials, Chemicals)	651,118
6,540	Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	502,154
3,471	Deutsche Bank AG (Financials, Capital Markets)	205,158
8,115	Deutsche Lufthansa AG (Industrials, Airlines)	170,493
15,075	E.ON AG (Utilities, Electric Utilities)	502,583
3,644	Fresenius SE (Health Care, Health Care Equipment & Supplies)	317,711
2,435	Hannover Rueckversicherung AG (Financials, Insurance)	136,206
2,746	RWE AG (Utilities, Multi-Utilities)	197,797
3,365	Siemens AG (Industrials, Industrial Conglomerates) «	431,371
8,011	Suedzucker AG (Consumer Staples, Food Products)	213,717

		3,481,515

Greece: 0.25%
10,288	Public Power Corporation SA (Utilities, Electric Utilities)	168,326

Hong Kong: 1.56%
64,000	Cathay Pacific Airways (Industrials, Airlines)	161,218
28,000	Hang Lung Group Limited (Financials, Real Estate Management & Development)	176,871
88,000	New World Development (Financials, Real Estate Management & Development)	166,595
46,000	Wharf Holdings Limited (Financials, Real Estate Management & Development)	347,508
52,000	Wheelock & Company (Financials, Real Estate Management & Development)	210,757

		1,062,949

Italy: 2.43%
96,666	Enel SpA (Energy, Oil, Gas & Consumable Fuels)	546,276
25,680	ENI SpA (Energy, Oil, Gas & Consumable Fuels)	608,264
79,944	Parmalat SpA (Consumer Staples, Food Products)	253,389
174,676	Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	248,246

		1,656,175

Japan: 11.50%
19,000	Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	238,889
3,900	Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	148,008
11,000	Asahi Glass Company Limited (Industrials, Building Products)	137,098
6,000	Brother Industries Limited (Information Technology, Office Electronics)	91,740
7,500	Canon Incorporated (Information Technology, Office Electronics)	367,781
28	Central Japan Railway Company (Industrials, Road & Rail)	236,062
2,900	Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	203,155
47,000	Fujitsu Limited (Information Technology, Computers & Peripherals)	292,605
74,000	Hitachi Limited (Information Technology, Electronic Equipment & Instruments)	403,899
34,000	Itochu Corporation (Industrials, Trading Companies & Distributors)	369,493
6,300	Itochu Techno-Science Corporation (Information Technology, IT Services)	219,364
60	Japan Retail Fund Investment Corporation (Financials, Real Estate Investment Trusts (REITs))	110,161
37,000	JX Holdings Incorporated (Energy, Energy Equipment & Services)	250,183
6,400	Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	143,938
3,700	Meiji Holdings Company Limited (Consumer Staples, Food Products)	167,465
5,500	Millea Holdings Incorporated (Financials, Insurance)	163,901
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     DISCIPLINED GLOBAL EQUITY FUND

Shares	Security Name	Value
Japan (continued)
25,000	Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	$174,220
55,000	Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	285,453
20,000	Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	336,257
56,000	Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	154,873
156,000	Mizuho Financial Group Incorporated (Financials, Commercial Banks)	300,292
11,000	Nippon Meat Packers Incorporated (Consumer Staples, Food Products)	145,407
9,700	Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	450,256
20,000	Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	202,242
600	Obic Company Limited (Information Technology, IT Services)	115,205
1,900	ORIX Corporation (Financials, Consumer Finance)	187,500
8,000	Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	160,234
11,000	Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	284,649
16,000	Sumitomo Corporation (Industrials, Trading Companies & Distributors)	230,214
8,300	Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	282,329
16,000	Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	168,811
10,700	Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	514,924
14,000	Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	157,773
40,000	Tosoh Corporation (Materials, Chemicals)	129,630

		7,824,011

Netherlands: 0.98%
27,700	Aegon NV (Financials, Insurance)	205,177
5,012	Koninklijke DSM NV (Materials, Chemicals)	296,755
5,380	Koninklijke Philips Electronics NV (Industrials, Industrial Conglomerates)	167,688

		669,620

New Zealand: 0.27%
105,017	Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	184,775

Norway: 0.36%
9,979	Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	242,244

Singapore: 0.57%
7,171	Avago Technologies Limited (Information Technology, Semiconductors & Semiconductor Equipment)	205,879
50,000	United Overseas Land Limited (Financials, Real Estate Management & Development)	185,258

		391,137

Spain: 0.78%
15,305	Banco Santander Central Hispano SA (Financials, Commercial Banks)	187,546
10,984	Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	345,515

		533,061

Sweden: 1.27%
11,456	Boliden AB (Materials, Metals & Mining)	238,902
20,176	Nordea Bank AB (Financials, Commercial Banks)	244,941
21,865	Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	381,387

		865,230

Switzerland: 2.42%
5,773	ACE Limited (Financials, Insurance)	355,559
4,027	Nestle SA (Consumer Staples, Food Products)	217,774
13,248	Novartis AG (Health Care, Pharmaceuticals)	737,481
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     DISCIPLINED GLOBAL EQUITY FUND

Shares	Security Name	Value
Switzerland (continued)
1,227	Zurich Financial Services AG (Financials, Insurance)	$335,215

		1,646,029

United Kingdom: 9.26%
10,364	Associated British Foods plc (Consumer Staples, Food Products)	176,309
12,476	AstraZeneca plc (Health Care, Pharmaceuticals)	605,636
30,201	Aviva plc (Financials, Insurance)	214,216
33,945	BAE Systems plc (Industrials, Aerospace & Defense)	185,962
70,548	Barclays plc (Financials, Commercial Banks)	331,959
24,102	BHP Billiton plc (Materials, Metals & Mining)	918,866
43,521	BP plc (Energy, Oil, Gas & Consumable Fuels)	338,009
102,594	BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	288,417
52,700	Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	182,257
43,284	HSBC Holdings plc (Financials, Commercial Banks)	471,891
17,305	Imperial Tobacco Group plc (Consumer Staples, Tobacco)	494,525
123,488	Old Mutual plc (Financials, Insurance)	248,449
4,841	Rio Tinto plc (Materials, Metals & Mining)	331,895
20,447	Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	711,068
285,729	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	802,568

		6,302,027

United States: 44.85%
5,043	Allstate Corporation (Financials, Insurance)	157,039
4,269	Ameriprise Financial Incorporated (Financials, Capital Markets)	263,184
5,790	Annaly Capital Management Incorporated (Financials, Real Estate Investment Trusts (REITs))«	103,236
1,948	Apple Incorporated (Information Technology, Computers & Peripherals)†	660,995
6,625	Arrow Electronics Incorporated (Information Technology, Electronic Equipment & Instruments)«†	250,425
4,742	Assurant Incorporated (Financials, Insurance)	186,029
21,072	AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services)	579,901
1,002	AutoZone Incorporated (Consumer Discretionary, Specialty Retail)†	254,037
18,760	Bank of America Corporation (Financials, Diversified Financial Services)	257,575
3,864	Biogen Idec Incorporated (Health Care, Biotechnology)«†	252,976
6,263	Capital One Financial Corporation (Financials, Consumer Finance)	301,626
2,521	Cephalon Incorporated (Health Care, Biotechnology)«†	148,941
9,555	Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)	907,056
1,650	Chubb Corporation (Financials, Insurance)	95,585
68,085	Citigroup Incorporated (Financials, Diversified Financial Services)	328,170
10,716	Comcast Corporation Class A (Consumer Discretionary, Media)	243,789
5,207	Computer Sciences Corporation (Information Technology, IT Services)«	277,481
7,716	ConocoPhillips (Energy, Oil, Gas & Consumable Fuels)	551,385
7,317	Constellation Brands Incorporated Class A (Consumer Staples, Beverages)†	140,633
6,793	CSX Corporation (Industrials, Road & Rail)«	479,586
14,575	CVS Caremark Corporation (Consumer Staples, Food & Staples Retailing)	498,465
1,673	Darden Restaurants Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)«	78,815
26,572	Dell Incorporated (Information Technology, Computers & Peripherals)†	349,688
13,420	Delta Air Lines Incorporated (Industrials, Airlines)†	156,611
8,462	Discover Financial Services (Financials, Consumer Finance)	174,233
9,194	Dish Network Corporation (Consumer Discretionary, Media)	194,085
3,818	Dollar Tree Incorporated (Consumer Discretionary, Multiline Retail)†	193,114
3,430	E.I. du Pont de Nemours & Company (Materials, Chemicals)	173,832
2,532	Eaton Corporation (Industrials, Machinery)	273,355
6,539	Edison International (Utilities, Electric Utilities)	237,235
13,263	Eli Lilly & Company (Health Care, Pharmaceuticals)	461,155
2,245	Energizer Holdings Incorporated (Consumer Staples, Household Products)†	163,301
8,084	Exxon Mobil Corporation (Energy, Oil, Gas & Consumable Fuels)	652,217
4,005	FedEx Corporation (Industrials, Air Freight & Logistics)	361,732
7,190	Fifth Third Bancorp (Financials, Commercial Banks)	106,915
35,207	Ford Motor Company (Consumer Discretionary, Automobiles)«†	561,552
8,993	Forest Laboratories Incorporated (Health Care, Pharmaceuticals)†	290,114
4,471	Freeport-McMoRan Copper & Gold Incorporated Class B (Materials, Metals & Mining)	486,221
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     DISCIPLINED GLOBAL EQUITY FUND

Shares	Security Name	Value
United States (continued)
8,012	GameStop Corporation Class A (Consumer Discretionary, Specialty Retail)†	$168,813
8,735	Gannett Company Incorporated (Consumer Discretionary, Media)	128,754
3,967	General Dynamics Corporation (Industrials, Aerospace & Defense)	299,112
24,254	General Electric Company (Industrials, Industrial Conglomerates)	488,476
2,053	Goldman Sachs Group Incorporated (Financials, Capital Markets)	335,912
522	Google Incorporated Class A (Information Technology, Internet Software & Services)†	313,388
12,850	Halliburton Company (Energy, Energy Equipment & Services)	578,250
5,266	Hartford Financial Services Group Incorporated (Financials, Insurance)	146,289
3,342	Hess Corporation (Energy, Oil, Gas & Consumable Fuels)	281,129
14,214	Hewlett-Packard Company (Information Technology, Computers & Peripherals)	649,438
9,200	Hudson City Bancorp Incorporated (Financials, Thrifts & Mortgage Finance)	101,016
5,020	Humana Incorporated (Health Care, Health Care Providers & Services)†	291,009
29,897	Intel Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	641,590
6,440	International Business Machines Corporation (Information Technology, IT Services)	1,043,280
10,780	International Paper Company (Materials, Paper & Forest Products)	311,326
9,433	Jabil Circuit Incorporated (Information Technology, Electronic Equipment & Instruments)	190,641
7,107	Johnson & Johnson (Health Care, Pharmaceuticals)	424,785
15,313	JPMorgan Chase & Company (Financials, Diversified Financial Services)	688,166
4,333	KBR Incorporated (Engineering, Accounting, Research Management & Related Services, Construction & Engineering)	139,089
10,831	Kroger Company (Consumer Staples, Food & Staples Retailing)«	231,783
2,203	L-3 Communications Holdings Incorporated (Industrials, Aerospace & Defense)«	172,385
2,812	Lexmark International Incorporated (Information Technology, Computers & Peripherals)†	97,970
1,513	Lockheed Martin Corporation (Industrials, Aerospace & Defense)«	120,435
2,684	Lorillard Incorporated (Consumer Staples, Tobacco)	201,944
2,514	Lubrizol Corporation (Materials, Chemicals)	270,154
9,591	Macy’s Incorporated (Consumer Discretionary, Multiline Retail)	222,032
10,335	Marathon Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	472,310
1,666	McDonald’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	122,734
3,369	McKesson Corporation (Health Care, Health Care Providers & Services)	253,248
36,062	Microsoft Corporation (Information Technology, Software)	999,819
3,431	National Oilwell Varco Incorporated (Energy, Energy Equipment & Services)	253,551
5,577	Newmont Mining Corporation (Materials, Metals & Mining)	307,125
8,712	Nisource Incorporated (Utilities, Multi-Utilities)«	162,217
5,836	Northrop Grumman Corporation (Industrials, Aerospace & Defense)	404,435
7,660	NRG Energy Incorporated (Utilities, Independent Power Producers & Energy Traders)«†	158,945
20,309	Oracle Corporation (Information Technology, Software)	650,497
2,079	Parker Hannifin Corporation (Industrials, Machinery)	185,883
8,731	Pepco Holdings Incorporated (Utilities, Electric Utilities)	162,135
14,784	Pfizer Incorporated (Health Care, Pharmaceuticals)	269,364
1,405	Philip Morris International (Consumer Staples, Tobacco)	80,422
4,997	PNC Financial Services Group Incorporated (Financials, Commercial Banks)	299,820
4,346	Procter & Gamble Company (Consumer Staples, Household Products)	274,363
4,091	Prudential Financial Incorporated (Financials, Insurance)	251,637
3,050	Reynolds American Incorporated (Consumer Staples, Tobacco)	97,021
3,213	Ross Stores Incorporated (Consumer Discretionary, Specialty Retail)	209,488
9,380	RR Donnelley & Sons Company (Industrials, Commercial Services & Supplies)	166,214
3,689	Ryder System Incorporated (Industrials, Road & Rail)«	177,367
1,283	Simon Property Group Incorporated (Financials, Real Estate Investment Trusts (REITs))	130,160
17,357	SLM Corporation (Financials, Consumer Finance)†	250,114
4,060	St. Jude Medical Incorporated (Health Care, Health Care Equipment & Supplies)†	164,430
5,151	Target Corporation (Consumer Discretionary, Multiline Retail)	282,429
2,791	The Coca-Cola Company (Consumer Staples, Beverages)	175,414
1,858	The Travelers Companies Incorporated (Financials, Insurance)	104,531
3,918	Thermo Fisher Scientific Incorporated (Health Care, Life Sciences Tools & Services)†	224,384
8,078	Time Warner Incorporated (Consumer Discretionary, Media)	254,053
4,276	TJX Companies Incorporated (Consumer Discretionary, Specialty Retail)	202,640
10,148	Tyson Foods Incorporated Class A (Consumer Staples, Food Products)«	166,935
11,723	UnitedHealth Group Incorporated (Health Care, Health Care Providers & Services)	481,229
5,074	US Bancorp (Financials, Commercial Banks)	136,998
11,431	Valero Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	289,890
5,545	Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)	197,513
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     DISCIPLINED GLOBAL EQUITY FUND

Shares	Security Name	Value
United States (continued)
12,510	Wal-Mart Stores Incorporated (Consumer Staples, Food & Staples Retailing)	$701,436
5,273	WellPoint Incorporated (Health Care, Health Care Providers & Services)†	327,559
1,003	Whirlpool Corporation (Consumer Discretionary, Household Durables)«	85,752

		30,523,517

Total Common Stocks (Cost $56,233,360)		66,255,622

Preferred Stocks: 0.95%
Germany: 0.95%

		Yield
3,789	Henkel KGaA (Consumer Staples, Chemicals & Allied Products) ±	1.57%	231,061
2,578	Volkswagen AG (Consumer Discretionary, Transportation Equipment)	1.29	416,501

Total Preferred Stocks (Cost $534,172)			647,562

Short-Term Investments: 5.57%

Investment Companies: 5.42%
198,801	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12	198,801
3,493,745	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.26	3,493,745

			3,692,546

Principal			Interest Rate	Maturity Date
US Treasury Bills: 0.15%
$100,000	US Treasury Bill^#		0.25	04/07/2011	99,974

Total Short-Term Investments (Cost $3,792,513)					3,792,520

Total Investments in Securities (Cost $60,560,045)*		103.87%			70,695,704

Other Assets and Liabilities, Net		(3.87)			(2,637,141)

Total Net Assets		100.00%			$68,058,563

(v)	Security represents investment of cash collateral received from securities on loan.

#	Security pledged as collateral for futures transactions.

±	Variable rate investments.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

^	Zero coupon security. Rate represents yield to maturity.

(u)	Rate shown is the 7-day annualized yield at period end.

Cost for federal income tax purposes is $60,503,998 and net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation	$12,762,124
	Gross unrealized depreciation	(2,570,418)

*	Net unrealized appreciation	$10,191,706
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     EMERGING MARKETS EQUITY FUND

Shares	Security Name	Value
Common Stocks: 86.76%

Argentina: 0.14%
148,500	Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	$2,361,150

Bermuda: 1.01%
9,200,000	Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	6,548,967
1,842,000	Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,807,796
5,642,000	Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,129,266

		17,486,029

Brazil: 13.40%
2,533,470	All America Latina Logistica SA (Industrials, Road & Rail)	21,399,117
617,200	B2w Com Global Do Varejo (Consumer Discretionary, Internet & Catalog Retail)	10,459,762
1,490,235	Banco Bradesco SA ADR (Financials, Commercial Banks)«	28,195,246
1,176,100	Banco do Brazil SA (Financials, Commercial Banks)	20,996,872
2,312,456	Brookfield Incorporacoes SA (Consumer Discretionary, Household Durables)	10,653,986
307,500	Campanhia De Bebidas ADR (Consumer Staples, Beverages)«	8,210,250
294,800	Cia de Concessoes Rodoviarias (Industrials, Transportation Infrastructure)	8,140,403
950,000	Cielo SA (Information Technology, IT Services)	7,049,702
90,000	Itau Unibanco Holding Preferred ADR (Financials, Commercial Banks)	1,935,000
359,200	Lojas Renner SA (Consumer Discretionary, Multiline Retail)	10,429,395
758,400	Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)«	27,856,032
879,635	Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)«	29,247,864
818,400	Redecard SA (Information Technology, IT Services)	10,113,705
258,900	Sao Carlos Empreendimentos (Financials, Real Estate Management & Development)	3,300,414
1,835,363	Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)†	8,246,719
713,236	Vale SA ADR (Materials, Metals & Mining)«	24,842,010

		231,076,477

Cayman Islands: 7.99%
439,604	51job Incorporated ADR (Industrials, Commercial Services & Supplies)†	23,743,012
2,940,000	Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,603,484
146,200	New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)†	14,424,092
12,823,000	NVC Lighting Holdings Limited (Consumer Discretionary, Household Durables)	6,677,404
1,025,600	Sina Corporation (Information Technology, Internet Software & Services)«†	87,432,400

		137,880,392

China: 4.75%
252,524	Bitauto Holdings Limited ADR (Information Technology, Internet Software & Services)†	2,737,360
29,108,000	China Telecom Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	17,322,968
12,532,000	Dalian Port Company Limited (Industrials, Transportation Infrastructure)	5,127,469
5,144,000	First Tractor Company (Industrials, Machinery)	4,882,302
125,700	PetroChina Company Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	17,506,239
21,374,000	Sichuan Expressway Company (Industrials, Transportation Infrastructure)	13,487,854
28,849,000	Sinotrans Limited (Industrials, Air Freight & Logistics)	7,770,376
2,836,000	Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	13,022,106

		81,856,674

Hong Kong: 4.89%
950,000	China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	9,333,496
1,213,811	China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	59,646,673
68,900	CNOOC Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	15,341,274

		84,321,443

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     EMERGING MARKETS EQUITY FUND

Shares	Security Name Consumer Discretionary, Automobiles	Value
India: 5.21%
2,325,849	Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	$16,160,876
1,140,200	Hindustan Unilever Limited (Consumer Staples, Household Products)	6,734,159
539,795	ICICI Bank Limited ADR (Financials, Commercial Banks)«	23,394,715
4,390,500	Idea Cellular Limited (Telecommunication Services, Wireless Telecommunication Services)†	6,675,167
127,100	Infosys Technologies Limited ADR (Information Technology, IT Services)«	8,605,941
206,400	Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	5,295,097
419,100	Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)††	16,659,225
286,000	Ultra Tech Cement Limited (Materials, Construction Materials)	6,247,022

		89,772,202

Indonesia: 1.30%
2,449,000	PT Astra Agro Lestari TBK (Consumer Staples, Food Products)	5,873,486
995,500	PT Astra International Incorporated TBK (Consumer Discretionary, Automobiles)	5,380,189
1,000,000	PT Gudang Garam TBK (Consumer Staples, Tobacco)	4,116,932
210,664	Telekomunik Indonesia ADR (Telecommunication Services, Diversified Telecommunication Services)«	7,082,524

		22,453,131

Israel: 1.44%
1,234,600	Israel Chemicals Limited (Materials, Chemicals)	19,375,541
100,000	Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	5,465,000

		24,840,541

Malaysia: 2.03%
3,935,200	Genting Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,819,376
3,387,900	KLCC Property Holdings Berhad (Financials, Real Estate Management & Development)	3,767,305
7,645,600	Resorts World Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,412,735
2,969,437	Sime Darby Berhad (Industrials, Industrial Conglomerates)	8,967,974

		34,967,390

Mexico: 5.63%
362,200	America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)«	20,641,778
1,927,962	Cemex SA de CV (Materials, Construction Materials)«†	18,257,800
196,900	Fomento Economico Mexicano SA de CV ADR (Consumer Staples, Beverages)«	10,449,483
1,172,936	Grupo Financiero Banorte SA de CV (Financials, Commercial Banks)	5,221,214
1,755,000	Grupo Televisa SA ADR (Consumer Discretionary, Media)«	42,225,300
258,800	Promotora Ambiental SAB de CV (Industrials, Commercial Services & Supplies)†	224,005

		97,019,580

Peru: 0.89%
373,100	Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	15,297,100

Philippines: 0.64%
462,153	Ayala Corporation (Financials, Diversified Financial Services)	3,547,799
2,669,903	Metropolitan Bank & Trust Company (Financials, Commercial Banks)	3,912,321
263,016	SM Investments Corporation (Industrials, Industrial Conglomerates)	2,791,093
1,000,000	Universal Robina Corporation (Consumer Staples, Food Products)	787,988

		11,039,201

Poland: 0.42%
1,251,897	Telekomunikacja Polska SA (Telecommunication Services, Diversified Telecommunication Services)	7,325,242

Russia: 4.21%
687,898	Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	18,201,781
303,430	Lukoil Oil Company ADR (Energy, Oil, Gas & Consumable Fuels)	18,569,916
922,100	Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	17,621,331
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     EMERGING MARKETS EQUITY FUND

Shares	Security Name	Value
Russia (continued)
5,217,377	Sberbank of Russia (Financials, Commercial Banks)	$18,260,820

		72,653,848

South Africa: 7.61%
146,332	Anglo Platinum Limited (Materials, Metals & Mining)	14,308,063
411,800	AngloGold Ashanti Limited ADR (Materials, Metals & Mining)«	17,723,872
522,700	Gold Fields Limited ADR (Materials, Metals & Mining)	8,295,249
540,758	Impala Platinum Holdings Limited (Materials, Metals & Mining)	15,334,294
1,220,776	MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	20,884,655
1,316,835	Pretoria Portland Cement Company Limited (Materials, Construction Materials)	5,714,420
453,100	Sasol Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	22,124,873
797,174	Standard Bank Group Limited (Financials, Commercial Banks)	11,666,421
584,745	Tiger Brands Limited (Consumer Staples, Food & Kindred Products )	15,127,448

		131,179,295

South Korea: 10.39%
56,779	KB Financial Group Incorporated (Financials, Commercial Banks)	2,911,614
337,698	KB Financial Group Incorporated ADR (Financials, Commercial Banks)«	17,583,935
132,360	Korea Electric Power Corporation (Utilities, Electric Utilities)	3,352,380
1,702,900	KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	33,513,072
585,491	KT&G Corporation (Consumer Staples, Tobacco)	30,859,287
6,940	Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	5,483,671
7,366	Lotte Confectionery Company Limited (Consumer Staples, Food Products)	9,315,070
53,386	Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	46,706,204
263,395	Shinhan Financial Group Company Limited (Financials, Commercial Banks)	11,651,112
13,720	SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	2,012,789
915,319	SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	15,835,019

		179,224,153

Taiwan: 9.78%
1,455,000	104 Corporation (Industrials, Commercial Services & Supplies)	5,988,273
504,220	Asustek Computer Incorporated (Information Technology, Computers & Peripherals)	4,549,797
476,887	Avermedia Technologies Incorporated (Information Technology, Computers & Peripherals)	643,832
6,751,860	Cathay Financial Holding Company Limited (Financials, Insurance)	12,557,057
129,534	Chunghwa Telecom Limited ADR (Telecommunication Services, Diversified Telecommunication Services)«	3,869,181
10,183,458	Far Eastern Textile Company Limited (Industrials, Industrial Conglomerates)	17,378,393
22,673,023	First Financial Holding Company Limited (Financials, Commercial Banks)	20,849,295
29,355,240	Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)	23,809,333
401,881	Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	5,481,045
1,096,039	Pegatron Corporation (Information Technology, Computers & Peripherals)†	1,513,704
2,471,372	Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	5,821,902
5,100,000	Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	7,227,876
3,068,224	Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,062,733
2,330,952	Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)«	30,465,543
30,577,092	United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	19,060,990
463,700	United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)«	1,474,566

		168,753,520

Thailand: 2.73%
1,587,300	Bangkok Bank PCL (Financials, Commercial Banks)	7,732,275
6,213,200	C.P. Seven Eleven PCL (Consumer Staples, Food & Staples Retailing)	7,742,619
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     EMERGING MARKETS EQUITY FUND

Shares	Security Name	Value
Thailand (continued)
1,831,300	PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	$9,513,632
1,069,200	PTT PCL (Energy, Oil, Gas & Consumable Fuels)	11,593,526
46,792,000	Thai Beverage PCL (Consumer Staples, Beverages)	10,424,232

		47,006,284

Turkey: 1.80%
804,238	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)	9,949,901
1,369,700	Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)«	21,175,562

		31,125,463

United Kingdom: 0.50%
1,078,500	African Barrick Gold Limited (Materials, Metals & Mining)	8,663,893

Total Common Stocks (Cost $1,132,858,626)		1,496,303,008

		Dividend Yield
Preferred Stocks: 2.86%

Brazil: 2.86%
818,100	Banco Estado Rio Grande Sul (Financials, Commercial Banks)	4.05%	8,048,736
467,500	Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)	5.65	7,558,190
2,640,100	Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	0.64	21,206,958
405,100	Vale SA ADR (Materials, Metals & Mining)«	2.81	12,549,998

Total Preferred Stocks (Cost $3,568,630)			49,363,882

		Expiration Date
Rights: 0.00%

Brazil: 0.00%
78,659	Centrais Eletricas Brasileiras SA (Utilities, Electric Utilities)†	02/14/2011	3,775
12,282	Centrais Eletricas Brasileiras SA (Utilities, Electric Utilities)†	02/14/2011	589
153,500	Shangri La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	02/07/2011	12,797

Total Rights (Cost $0)			17,161

Principal		Interest Rate	Maturity Date
Convertible Debentures: 0.01%
$303,000	Lupatech SA (Energy, Energy Equipment & Services)(a)	6.50	04/15/2018	184,578

Total Convertible Debentures (Cost $160,691)				184,578

Shares		Yield
Short-Term Investment: 28.87%

Investment Companies: 28.87%
176,570,209	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12	176,570,209
321,244,178	Wells Fargo Securities Lending Cash Investment LLC(v)(l)(u)	0.26	321,244,178

Total Investment Companies (Cost $497,814,387)			497,814,387

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     EMERGING MARKETS EQUITY FUND

Total Investments in Securities (Cost $1,664,402,334)*	118.50%	$2,043,683,016

Other Assets and Liabilities, Net	(18.50)	(319,051,281)

Total Net Assets	100.00%	$1,724,631,735

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,667,597,563 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$389,284,803
Gross unrealized depreciation	(13,199,350)

Net unrealized appreciation	$376,085,453
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     GLOBAL OPPORTUNITIES FUND

Shares	Security Name	Value
Common Stocks: 96.76%

Argentina: 0.91%
219,342	IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	$3,487,538

Australia: 0.54%
296,913	Myer Holdings Limited (Consumer Discretionary, Multiline Retail)	1,077,035
151,982	SEEK Limited (Industrials, Commercial Services & Supplies)	1,008,708

		2,085,743

Austria: 0.32%
32,853	Palfinger AG (Industrials, Machinery)	1,229,098

Belize: 0.20%
23,348	Embraer SA ADR (Industrials, Aerospace & Defense)«	770,484

Bermuda: 3.97%
785,646	BW Offshore Limited (Energy, Energy Equipment & Services)	2,013,291
156,616	Catlin Group Limited (Financials, Insurance)	928,239
31,800	Everest Re Group Limited (Financials, Insurance)	2,680,104
362,998	Hiscox Limited (Financials, Insurance)	2,187,485
292,208	Lancashire Holdings plc (Financials, Insurance)	2,600,148
90,600	Nabors Industries Limited (Energy, Energy Equipment & Services)	2,210,640
563,100	Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,469,745
38,739	Validus Holdings Limited (Financials, Insurance)	1,177,666

		15,267,318

Canada: 4.31%
33,259	Agnico-Eagle Mines Limited (Materials, Metals & Mining)	2,276,246
21,679	Agrium Incorporated (Materials, Chemicals)	1,916,207
74,115	Eldorado Gold Corporation (Materials, Metals & Mining)	1,190,903
35,100	IAMGOLD Corporation (Materials, Metals & Mining)	667,602
90,968	Kinross Gold Corporation (Materials, Metals & Mining)	1,513,708
383,180	Lundin Mining Corporation (Materials, Metals & Mining)	2,743,697
489,324	Mercator Minerals Limited (Materials, Metals & Mining)	2,101,257
90,394	Pacific Rubiales Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	3,119,805
77,369	Quadra FNX Mining Limited (Materials, Metals & Mining)	1,043,073

		16,572,498

Cayman Islands: 1.25%
3,465,000	Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	1,626,583
37,334	SINA Corporation (Information Technology, Internet Software & Services)«	3,182,724

		4,809,307

China: 5.71%
225,688	51job Incorporated ADR (Industrials, Commercial Services & Supplies)«	12,189,409
3,006,000	First Tractor Company Limited (Industrials, Machinery)	2,853,072
1,177,480	Guangzhou Automobile Group H (Consumer Discretionary, Automobiles)	1,510,238
31,755	Netease.com Incorporated ADR (Information Technology, Internet Software & Services)«	1,280,997
7,288,000	Sinotrans Limited (Industrials, Air Freight & Logistics)	1,962,997
61,497	VanceInfo Technologies Incorporated (Information Technology, Software)	2,146,245

		21,942,958

Finland: 0.66%
26,390	Cargotec Oyj (Industrials, Machinery)	1,232,097
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     GLOBAL OPPORTUNITIES FUND

Shares	Security Name	Value
Finland (continued)
23,054	Outotec Oyj (Industrials, Construction & Engineering)	$1,294,140

		2,526,237

France: 6.55%
47,316	Alten Limited (Information Technology, IT Services)	1,645,481
24,250	Atos Origin SA (Information Technology, IT Services)	1,350,155
22,196	Eurofins Scientific (Health Care, Life Sciences Tools & Services)	1,486,054
13,254	Laurent Perrier Group (Consumer Staples, Beverages)	1,370,077
30,599	Mersen (Industrials, Electrical Equipment)	1,612,524
12,565	Pernod-Ricard SA (Consumer Staples, Beverages)	1,197,871
193,636	Peugeot SA (Consumer Discretionary, Automobiles)	8,116,550
82,884	Rhodia SA (Materials, Chemicals)	2,471,609
85,669	Scor SE (Financials, Insurance)	2,371,093
36,323	Technip SA (Energy, Energy Equipment & Services)	3,529,455

		25,150,869

Germany: 3.33%
31,523	Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,963,336
47,873	Amadeus Fire AG (Industrials, Commercial Services & Supplies)	2,185,609
17,148	Continental AG (Consumer Discretionary, Auto Components)	1,349,996
33,762	Fresenius SE (Health Care, Health Care Equipment & Supplies)	2,943,624
107,904	Kloeckner & Company SE (Industrials, Trading Companies & Distributors)	3,451,870
130,761	PATRIZIA Immobilien AG (Financials, Real Estate Management & Development)	882,625

		12,777,060

Hong Kong: 1.31%
1,778,114	China Gas Holdings Limited (Utilities, Gas Utilities)	792,700
2,836,000	China High Precision Automation Group (Industrials, Machinery)	2,342,524
1,541,000	Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	1,917,195

		5,052,419

India: 0.19%
178,975	Jain Irrigation Systems Limited (Industrials, Machinery)	745,567

Iran: 0.44%
131,619	Charter International plc (Industrials, Machinery)	1,702,484

Ireland: 0.52%
340,889	CPL Resources plc (Industrials, Commercial Services & Supplies)	1,376,848
69,788	Kingspan Group plc (Industrials, Building Products)	625,854

		2,002,702

Israel: 0.43%
612,222	Bezeq The Israeli Telecom CP (Telecommunication Services, Diversified Telecommunication Services)	1,635,453

Italy: 0.66%
211,916	Davide Campari Milano SpA (Consumer Staples, Beverages)	1,353,526
11,447	Tod’s SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,172,315

		2,525,841

Japan: 6.85%
177,000	Amada Company Limited (Industrials, Machinery)	1,541,849
177,000	Hino Motors Limited (Industrials, Machinery)	996,272
1,133,000	Isuzu Motors Limited (Consumer Discretionary, Automobiles)	5,328,192
58,000	Kuraray Company Limited (Materials, Chemicals)	814,035
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     GLOBAL OPPORTUNITIES FUND

Shares	Security Name	Value
Japan (continued)
60,100	Makita Corporation (Industrials, Machinery)	$2,603,015
466,000	Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	2,038,182
239,000	OKUMA Corporation (Industrials, Machinery)	1,994,578
381,000	Sumitomo Heavy Industries Limited (Industrials, Machinery)	2,427,668
23,500	TDK Corporation (Information Technology, Electronic Equipment & Instruments)	1,543,190
270,263	Toshiba Machine Company Limited (Industrials, Machinery)	1,442,193
57,000	Unicharm Corporation (Consumer Staples, Household Products)	2,194,444
19,800	Union Tool Company (Industrials, Machinery)	483,662
7,696	Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	2,901,940

		26,309,220

Luxembourg: 0.36%
56,720	Acergy SA (Energy, Energy Equipment & Services)	1,379,846

Netherlands: 5.15%
116,684	Delta Lloyd NV (Financials, Insurance)	2,943,540
145,871	New World Resources NV Class A (Materials, Metals & Mining)	2,371,685
13,600	Nielsen Holdings NV (Industrials, Professional Services)	354,552
26,743	Nutreco Holding NV (Consumer Staples, Food Products)	1,903,624
80,737	Randstad Holding NV (Industrials, Commercial Services & Supplies)	4,407,273
370,093	USG People NV (Industrials, Commercial Services & Supplies)«	7,803,379

		19,784,053

Norway: 1.11%
146,719	Petroleum Geo-Services (Energy, Energy Equipment & Services)	2,172,053
88,412	TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	2,083,470

		4,255,523

Russia: 1.57%
49,003	Mechel ADR (Materials, Metals & Mining)«	1,545,065
201,673	Sollers OJSC (Consumer Discretionary, Automobiles)	4,501,180

		6,046,245

Spain: 0.50%
467,564	International Consolidated Airlines (Industrials, Airlines)	1,920,353

Switzerland: 2.18%
13,300	Allied World Assurance Company (Financials, Insurance)	802,389
2,855	Barry Callebaut AG (Consumer Staples, Food Products)	2,284,907
19,358	Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,053,001
2,154	Givaudan SA (Materials, Chemicals)	2,133,464
46,036	Julius Baer Group Limited (Financials, Capital Markets)	2,083,324

		8,357,085

Taiwan: 0.51%
477,000	104 Corporation (Industrials, Commercial Services & Supplies)	1,963,166

United Kingdom: 15.92%
1,255,114	Afren plc (Energy, Oil, Gas & Consumable Fuels)	2,919,253
93,985	Antofagasta plc (Materials, Metals & Mining)	2,116,732
3,005,160	Ashtead Group plc (Industrials, Trading Companies & Distributors)	7,990,936
971,449	Bovis Homes Group plc (Consumer Discretionary, Household Durables)	6,808,008
163,739	Britvic plc (Consumer Staples, Beverages)	1,176,612
104,826	Cookson Group plc (Industrials, Industrial Conglomerates)	1,115,799
1,103,586	Debenhams plc (Consumer Discretionary, Multiline Retail)	1,161,431
26,200	ENSCO plc (Energy, Energy Equipment & Services)	1,423,708
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     GLOBAL OPPORTUNITIES FUND

Shares	Security Name	Value
United Kingdom (continued)
88,276	Fresnillo plc (Materials, Metals & Mining)	$1,832,608
5,311,259	Game Group plc (Consumer Discretionary, Specialty Retail)	5,700,255
1,320,080	Hays plc (Industrials, Commercial Services & Supplies)	2,560,745
80,348	ICAP plc (Financials, Capital Markets)	690,505
76,137	InterContinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,603,775
259,324	N. Brown Group plc (Consumer Discretionary, Internet & Catalog Retail)	1,176,408
935,066	Persimmon plc (Consumer Discretionary, Household Durables)	6,120,157
39,855	Premier Oil plc (Energy, Oil, Gas & Consumable Fuels)	1,293,434
163,052	Robert Walters plc (Industrials, Commercial Services & Supplies)	804,450
212,361	Salamander Energy plc (Energy, Oil, Gas & Consumable Fuels)	990,237
262,271	Savills plc (Financials, Real Estate Management & Development)	1,473,357
1,043,473	SIG plc (Industrials, Trading Companies & Distributors)	2,437,029
7,655,520	Taylor Woodrow plc (Consumer Discretionary, Household Durables)	4,252,808
339,864	Travis Perkins plc (Industrials, Trading Companies & Distributors)	5,509,442

		61,157,689

United States: 31.31%
26,900	Allegheny Technologies Incorporated (Materials, Metals & Mining)«	1,753,611
17,700	Allete Incorporated (Utilities, Electric Utilities)«	653,307
32,000	Alliancebernstein Holding LP Limited (Financials, Diversified Financial Services)	677,760
50,400	Ameren Corporation (Utilities, Multi-Utilities)«	1,429,848
26,400	Atmos Energy Corporation (Utilities, Gas Utilities)	860,640
12,900	Atwood Oceanics Incorporated (Energy, Energy Equipment & Services)«	521,418
46,976	BOK Financial Corporation (Financials, Commercial Banks)«	2,427,720
49,000	Brown & Brown Incorporated (Financials, Insurance)«	1,213,240
86,100	CA Incoporated (Information Technology, Software)	2,049,180
14,600	Celanese Corporation Class A (Materials, Chemicals)	605,754
23,500	Cephalon Incorporated (Health Care, Biotechnology)«	1,388,380
21,200	Cimarex Energy Company (Energy, Oil, Gas & Consumable Fuels)	2,207,556
40,300	Comstock Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)«	1,116,310
71,400	Con-way Incorporated (Industrials, Road & Rail)	2,429,028
12,200	DaVita Incorporated (Health Care, Health Care Providers & Services)	900,970
300,157	Dice Holdings Incorporated (Information Technology, Internet Software & Services)	3,920,050
57,200	Discover Financial Services (Financials, Consumer Finance)«	1,177,748
11,700	Dun & Bradstreet Corporation (Industrials, Commercial Services & Supplies)«	993,915
87,800	EMCOR Group Incorporated (Industrials, Construction & Engineering)«	2,658,584
148,700	Fidelity National Financial Incorporated (Financials, Insurance)	2,000,015
113,208	Fifth Third Bancorp (Financials, Commercial Banks)	1,683,403
18,227	First Citizens Bancshares Incorporated Class A (Financials, Commercial Banks)	3,666,726
19,000	FMC Corporation (Materials, Chemicals)	1,445,140
26,100	Forest Laboratories Incorporated (Health Care, Pharmaceuticals)	841,986
48,200	Forest Oil Corporation (Energy, Oil, Gas & Consumable Fuels)«	1,870,160
63,801	Global Payments Incorporated (Information Technology, IT Services)«	3,013,959
61,700	Hartford Financial Services Group (Financials, Insurance)	1,714,026
188,527	Heidrick & Struggles International Incorporated (Industrials, Commercial Services & Supplies)«	5,050,638
6,825	Hillenbrand Incorporated (Consumer Discretionary, Diversified Consumer Services)	147,488
110,886	Huntington Bancshares Incorporated (Financials, Commercial Banks)	802,815
50,400	IAC/InterActiveCorporation (Information Technology, Internet Software & Services)	1,425,816
152,902	Imation Corporation (Information Technology, Computers & Peripherals)	1,544,310
106,300	Ingram Micro Incorporated Class A (Information Technology, Electronic Equipment & Instruments)	2,098,362
40,600	International Paper Company (Materials, Paper & Forest Products)	1,172,528
29,451	Iron Mountain Incorporated (Industrials, Commercial Services & Supplies)«	718,310
41,800	ITT Corporation (Industrials, Aerospace & Defense)«	2,462,856
43,200	Jarden Corporation (Consumer Discretionary, Household Durables)	1,464,480
12,030	Kar Auction Services Incorporated (Industrials, Commercial Services & Supplies)	178,525
98,100	KeyCorp (Financials, Commercial Banks)«	873,090
39,700	Kirby Corporation (Industrials, Marine)«	1,855,578
121,700	Kroger Company (Consumer Staples, Food & Staples Retailing)«	2,604,380
27,400	L-3 Communications Holdings Incorporated (Industrials, Aerospace & Defense)	2,144,050
12,200	Lear Corporation (Consumer Discretionary, Auto Components)	1,288,686
10,700	McKesson Corporation (Health Care, Health Care Providers & Services)	804,319
25,000	Mohawk Industries Incorporated (Consumer Discretionary, Household Durables)	1,388,750
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     GLOBAL OPPORTUNITIES FUND

Shares		Security Name		Value
United States (continued)
91,100		Molex Incorporated Class A (Information Technology, Electronic Equipment & Instruments)		$1,982,336
153,771		Monster Worldwide Incorporated (Information Technology, Internet Software & Services)«		2,560,287
42,802		Mueller Industries Incorporated (Industrials, Machinery)		1,399,625
182,164		Ocean Rig UDW Incorporated (Energy, Energy Equipment & Services)		3,595,716
29,500		Olin Corporation (Materials, Chemicals)		574,365
86,400		Omnicare Incorporated (Health Care, Health Care Providers & Services)«		2,239,488
44,661		Owens Corning (Industrials, Building Products)«		1,494,804
120,300		People’s United Financial Incorporated (Financials, Thrifts & Mortgage Finance)«		1,553,073
63,000		Pharmaceutical Product Development Incorporated (Health Care, Life Sciences Tools & Services)«		1,835,820
26,900		Quad Graphics Incorporated (Industrials, Commercial Services & Supplies)		1,195,974
35,700		Quest Diagnostics Incorporated (Health Care, Health Care Providers & Services)		2,033,115
30,500		Ralcorp Holdings Incorporated (Consumer Staples, Food Products)«		1,866,600
20,000		Regal-Beloit Corporation (Industrials, Electrical Equipment)«		1,334,800
9,000		Rock-Tenn Company Class A (Materials, Containers & Packaging)		600,750
140,500		SAIC Incorporated (Information Technology, IT Services)«		2,328,085
66,000		Silgan Holdings Incorporated (Materials, Containers & Packaging)«		2,463,780
23,777		Sohu.com Incorporated (Information Technology, Internet Software & Services)«		1,844,620
31,700		Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)«		1,252,150
21,800		Stanley Black & Decker Incorporated (Consumer Discretionary, Household Durables)		1,584,424
26,300		Towers Watson & Company (Industrials, Commercial Services & Supplies)		1,434,139
56,100		Trinity Industries Incorporated (Industrials, Machinery)		1,564,629
48,770		UMB Financial Corporation (Financials, Commercial Banks)		1,982,501
1,863		Washington Post Company Class B (Consumer Discretionary, Media)«		798,016
305,129		Wendy’s Arby’s Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)		1,473,773
77,200		Westar Energy Incorporated (Utilities, Electric Utilities)«		1,968,600
75,111		Wolseley plc (Industrials, Trading Companies & Distributors)		2,619,292
24,800		Zimmer Holdings Incorporated (Health Care, Health Care Equipment & Supplies)		1,467,168

				120,293,345

Total Common Stocks (Cost $283,128,201)				371,750,101

			Expiration Date
Rights: 0.00%

Hong Kong: 0.00%
46,925	Shangri La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†		02/07/2011	3,912

Total Rights (Cost $0)				3,912

		Yield
Short-Term Investments: 15.01%

Investment Companies: 15.01%
15,146,821	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%		15,146,821
42,500,189	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.26%		42,500,189

Total Short-Term Investments (Cost $57,647,010)				57,647,010

Total Investments in Securities (Cost $340,775,211)*		111.77%		429,401,023

Other Assets and Liabilities, Net		(11.77)		(45,203,880)

Total Net Assets		100.00%		$384,197,143

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     GLOBAL OPPORTUNITIES FUND

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $336,648,300 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$96,867,072
Gross unrealized depreciation	(4,114,349)
Net unrealized appreciation	$100,981,421
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTERNATIONAL EQUITY FUND

Shares	Security Name	Value
Common Stocks: 96.84%
Argentina: 0.84%
329,925	Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	$5,245,808

Australia: 3.41%
717,185	AMP Limited (Financials, Insurance)«	3,823,702
71,950	ASX Limited (Financials, Diversified Financial Services)	2,678,778
78,872	Commonwealth Bank of Australia (Financials, Commercial Banks)	4,123,350
71,768	Macquarie Group Limited (Financials, Capital Markets)	2,905,159
113,015	Newcrest Mining Limited (Materials, Metals & Mining)	4,164,876
154,271	Westpac Banking Corporation (Financials, Commercial Banks)	3,534,454

		21,230,319

Belgium: 0.58%
65,643	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	3,632,304

Brazil: 0.40%
133,370	Banco Bradesco SA ADR (Financials, Commercial Banks)«	2,523,360

Canada: 6.23%
78,512	Agnico-Eagle Mines Limited (Materials, Metals & Mining)	5,373,361
221,332	Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	7,222,063
142,146	Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	6,338,262
146,459	EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	4,719,860
63,844	Goldcorp Incorporated (Materials, Metals & Mining)	2,562,431
83,870	Pacific Rubiales Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	2,894,639
85,594	Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	3,543,943
101,308	Teck Cominco Incorporated Limited (Materials, Metals & Mining)	6,136,047

		38,790,606

Cayman Islands: 2.64%
89,744	NetEase.com Incorporated ADR (Information Technology, Internet Software & Services)†«	3,620,273
120,574	SINA Corporation (Information Technology, Internet Software & Services)†«	10,278,934
72,788	VanceInfo Technologies Incorporated ADR (Information Technology, Software)†	2,540,301

		16,439,508

China: 2.68%
26,487	Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	2,877,283
5,025,000	China Infrastructure Machinery Holdings Limited (Industrials, Machinery)	2,932,509
45,406	China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	2,231,251
3,742,000	Shanghai Electric Corporation (Industrials, Electrical Equipment)	2,250,964
160,800	Tencent Holdings Limited (Information Technology, Internet Software & Services)	4,166,097
568,400	ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,241,771

		16,699,875

Denmark: 0.94%
305	A.P. Moller-Maersk A/S Class B (Industrials, Marine)	2,966,250
29,094	Carlsberg A/S (Consumer Staples, Beverages)	2,898,980

		5,865,230

Finland: 0.42%
243,936	Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	2,611,763

France: 10.08%
49,286	Alstom RGPT (Industrials, Machinery)	2,750,820
86,388	BNP Paribas SA (Financials, Commercial Banks)	6,457,987
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTERNATIONAL EQUITY FUND

Shares	Security Name	Value
France (continued)
68,827	Carrefour SA (Consumer Staples, Food & Staples Retailing)	$3,372,182
52,024	Compagnie de Saint-Gobain (Industrials, Building Products)	3,014,398
225,977	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	4,936,421
53,666	Groupe Danone (Consumer Staples, Food Products)	3,232,245
36,147	LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,644,412
26,330	Pernod-Ricard (Consumer Staples, Beverages)	2,510,143
214,084	Peugeot SA (Consumer Discretionary, Automobiles)	8,973,660
26,945	Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	4,307,112
66,298	Publicis Groupe (Consumer Discretionary, Media)	3,412,117
51,236	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	3,498,721
38,140	Societe Generale (Financials, Commercial Banks)	2,466,322
47,290	Technip SA (Energy, Energy Equipment & Services)	4,595,103
60,798	Total SA (Energy, Oil, Gas & Consumable Fuels)	3,555,665

		62,727,308

Germany: 10.29%
50,761	Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,161,529
47,069	Allianz AG (Financials, Insurance)	6,537,898
48,640	BASF SE (Materials, Chemicals)	3,741,334
72,091	Bayer AG (Health Care, Pharmaceuticals)	5,316,166
49,324	Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	3,787,193
117,606	Daimler AG (Consumer Discretionary, Automobiles)	8,601,704
34,639	Deutsche Boerse AG (Financials, Diversified Financial Services)	2,625,503
123,587	Fresenius SE (Health Care, Health Care Equipment & Supplies)	10,775,241
25,814	Hochtief AG (Industrials, Construction & Engineering)	2,284,941
51,393	Metro AG (Consumer Staples, Food & Staples Retailing)	3,618,859
25,554	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	4,002,543
75,753	SAP AG (Information Technology, Software)	4,378,942
40,876	Siemens AG (Industrials, Industrial Conglomerates)«	5,240,039

		64,071,892

Hong Kong: 0.44%
119,316	Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,736,265

India: 0.34%
48,259	ICICI Bank Limited ADR (Financials, Commercial Banks)	2,091,545

Israel: 0.49%
55,366	Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	3,025,752

Japan: 11.53%
88,900	Canon Incorporated (Information Technology, Office Electronics)	4,359,436
2,199,000	Isuzu Motors Limited (Consumer Discretionary, Automobiles)	10,341,301
219,300	Komatsu Limited (Industrials, Machinery)	6,529,839
147,800	Makita Corporation (Industrials, Machinery)	6,401,425
5,300	Nintendo Company Limited (Information Technology, Software)	1,432,188
554,000	Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	2,423,075
350,000	NKSJ Holdings Incorporated (Financials, Insurance)	2,387,914
581,700	Nomura Holdings Incorporated (Financials, Capital Markets)	3,536,407
1,256,000	Sumitomo Heavy Industries Limited (Industrials, Machinery)	8,003,021
34,900	TDK Corporation (Information Technology, Electronic Equipment & Instruments)	2,291,801
41,700	Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,718,019
597,000	Toshiba Corporation (Information Technology, Computers & Peripherals)	3,527,595
171,600	Toyota Motor Corporation (Consumer Discretionary, Automobiles)	7,108,187
157,400	Uni-Charm Corporation (Consumer Discretionary, Household Products)	6,059,747
12,288	Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	4,633,450

		71,753,405

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTERNATIONAL EQUITY FUND

Shares	Security Name	Value
Luxembourg: 0.24%
1,934	Aperam (Materials, Metals & Mining)	$79,306
38,696	ArcelorMittal (Materials, Metals & Mining)	1,409,815

		1,489,121

Netherlands: 6.00%
82,311	ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,437,232
369,605	ING Groep NV (Financials, Diversified Financial Services)	4,212,317
73,675	Koninklijke Philips Electronics NV (Materials, Chemicals)	2,296,354
228,223	New World Resources NV (Materials, Metals & Mining)	3,710,628
31,700	Nielsen Holdings NV (Industrials, Professional Services)†	826,419
192,594	Randstad Holdings NV (Industrials, Commercial Services & Supplies)	10,513,326
142,657	Unilever NV (Consumer Staples, Food Products)	4,219,864
385,094	USG People NV (Industrials, Commercial Services & Supplies)	8,119,674

		37,335,814

Norway: 0.47%
190,343	Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	2,936,517

Singapore: 0.43%
227,000	DBS Group Holdings Limited (Financials, Commercial Banks)	2,665,161

South Korea: 1.10%
18,551	Hyundai Motor Company Limited (Transportation Equipment, Automobiles)	2,961,410
4,420	Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,866,958

		6,828,368

Spain: 4.49%
384,841	Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	4,724,759
457,299	Banco Santander Central Hispano SA (Financials, Commercial Banks)	5,603,694
55,487	Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	4,192,787
660,703	International Consolidated Airlines (Industrials, Airlines)«	2,713,603
208,523	Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	6,559,347
164,573	Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	4,133,590

		27,927,780

Sweden: 0.42%
129,617	Skanska AB (Industrials, Construction & Engineering)	2,624,635

Switzerland: 8.81%
121,677	ABB Limited (Industrials, Electrical Equipment)	2,873,072
71,883	Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,910,161
183,810	Credit Suisse Group (Financials, Capital Markets)	8,218,877
177,036	Nestle SA (Consumer Staples, Food Products)	9,573,822
122,955	Novartis AG (Health Care, Pharmaceuticals)	6,844,582
36,832	Roche Holdings AG (Health Care, Pharmaceuticals)	5,602,834
15,883	Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,370,025
280,521	UBS AG (Financials, Capital Markets)	5,030,954
23,530	Zurich Financial Services AG (Financials, Insurance)	6,428,376

		54,852,703

United Kingdom: 22.78%
84,545	Anglo American plc (Materials, Metals & Mining)	4,147,496
309,548	Antofagasta plc (Materials, Metals & Mining)	6,971,645
1,659,066	Ashtead Group plc (Industrials, Trading Companies & Distributors)	4,411,576
1,841,282	Barclays plc (Financials, Commercial Banks)	8,664,034
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTERNATIONAL EQUITY FUND

Shares	Security Name	Value
United Kingdom (continued)
189,896	BG Group plc (Health Care, Health Care Providers & Services)	$4,261,632
246,487	BHP Billiton plc (Materials, Metals & Mining)	9,397,080
877,593	BP plc (Energy, Oil, Gas & Consumable Fuels)	6,815,889
300,946	Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,177,437
335,915	Cookson Group plc (Utilities, Multi-Utilities)	3,575,579
338,022	Experian Group Limited (Financials, Diversified Financial Services)	4,196,320
2,885,289	Game Group plc (Consumer Discretionary, Specialty Retail)	3,096,607
274,746	GlaxoSmithKline plc (Health Care, Pharmaceuticals)	4,966,551
1,874,706	Hays plc (Industrials, Commercial Services & Supplies)	3,636,631
1,090,858	HSBC Holdings plc (Financials, Commercial Banks)	11,892,746
156,572	Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,298,085
83,996	Intertek Group plc (Industrials, Commercial Services & Supplies)	2,337,117
506,913	Kingfisher plc (Consumer Discretionary, Specialty Retail)	2,046,237
4,816,727	Lloyds TSB Group plc (Financials, Commercial Banks)	4,874,764
495,866	Persimmon plc (Consumer Discretionary, Household Durables)	3,245,523
133,797	Rio Tinto plc (Materials, Metals & Mining)	9,173,015
251,633	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	8,861,679
144,046	Standard Chartered plc (Financials, Commercial Banks)	3,758,757
297,246	Travis Perkins plc (Industrials, Trading Companies & Distributors)	4,818,574
2,844,218	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	7,988,967
263,009	WPP plc (Consumer Discretionary, Media)	3,254,564
313,083	Xstrata plc (Materials, Metals & Mining)	6,945,943

		141,814,448

United States: 0.79%
296,023	Monster Worldwide Incorporated (Information Technology, Internet Software & Services)†«	4,928,783

Total Common Stocks (Cost $431,178,682)		602,848,270

		Yield
Short-Term Investments: 7.56%

Investment Companies: 7.35%
18,309,254	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%	18,309,254
27,455,932	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.26	27,455,932

			45,765,186

Principal			Interest Rate	Maturity Date
US Treasury Bills: 0.21%
$1,285,000	US Treasury Bill^#		0.13	02/24/2011	1,284,887

Total Short-Term Investments (Cost $47,049,754)					47,050,073

Total Investments in Securities (Cost $478,228,436)*		104.40%			649,898,343

Other Assets and Liabilities, Net		(4.40)			(27,377,408)

Total Net Assets		100.00%			$622,520,935

«	All or a portion of this security is on loan.

†	Non-income earning securities.

^	Zero coupon security. Rate represents yield to maturity.

#	Security pledged as collateral for futures transactions.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTERNATIONAL EQUITY FUND

*	Cost for federal income tax purposes is $494,131,952 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$158,194,368
Gross unrealized depreciation	(2,427,977)

Net unrealized appreciation	$155,766,391
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTRINSIC WORLD EQUITY FUND

Shares	Security Name	Value
Common Stocks: 99.05%

Bermuda: 2.26%
35,000	Bunge Limited (Consumer Staples, Food Products)«	$2,382,450

France: 5.28%
31,000	Carrefour SA (Consumer Staples, Food & Staples Retailing)	1,518,846
30,000	Total SA (Energy, Oil, Gas & Consumable Fuels)	1,754,498
7,000	Total SA ADR (Energy, Oil, Gas & Consumable Fuels)	411,390
65,000	Vivendi SA (Consumer Discretionary, Media)	1,863,106

		5,547,840

Germany: 2.97%
20,000	Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,245,653
141,000	Deutsche Telekom AG (Telecommunication Services, Wireless Telecommunication Services)	1,879,923

		3,125,576

Italy: 1.11%
470,000	UniCredito Italiano SpA (Financials, Commercial Banks)	1,164,093

Japan: 16.87%
310,000	77 Bank Limited (Financials, Commercial Banks)	1,680,677
90,000	Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	1,131,579
70,000	Kao Corporation (Consumer Staples, Personal Products)	1,829,313
72,000	Komatsu Limited (Industrials, Machinery)	2,143,860
280,000	Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	1,453,216
13,000	ORIX Corporation (Financials, Consumer Finance)	1,282,895
10,000	ORIX Corporation ADR (Financials, Consumer Finance)	506,100
90,000	Shionogi & Company Limited (Health Care, Pharmaceuticals)	1,653,509
350,000	Toray Industries Incorporated (Materials, Chemicals)	2,319,688
330,000	Toshiba Corporation (Information Technology, Computers & Peripherals)	1,949,927
250,000	TOTO Limited (Industrials, Building Products)	1,784,844

		17,735,608

Netherlands: 4.84%
87,000	European Aeronautic Defence & Space Company (Industrials, Aerospace & Defense)	2,507,393
87,000	Unilever NV NY Shares (Consumer Staples, Food Products)«	2,577,810

		5,085,203

Netherlands Antilles: 1.82%
21,500	Schlumberger Limited (Energy, Energy Equipment & Services)	1,913,285

Singapore: 2.23%
199,911	DBS Group Holdings Limited (Financials, Commercial Banks)	2,347,114

South Korea: 2.83%
3,400	Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,974,583

Spain: 2.00%
172,179	Banco Santander Central Hispano SA ADR (Financials, Commercial Banks)«	2,107,471

Switzerland: 3.16%
19,000	Transocean Limited (Energy, Energy Equipment & Services)†«	1,518,670
76,000	Weatherford International Limited (Energy, Energy Equipment & Services)†	1,802,720

		3,321,390

1

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTRINSIC WORLD EQUITY FUND

Shares	Security Name	Value
Taiwan: 4.09%
1,050,000	Cathay Financial Holding Company Limited (Financials, Insurance)	$1,952,782
2,744,845	China Trust Financial Holding Company Limited (Financials, Commercial Banks)	2,344,446

		4,297,228

United Kingdom: 8.97%
113,911	Diageo plc (Consumer Staples, Beverages)	2,193,270
62,778	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	2,215,426
80,772	Standard Chartered plc (Financials, Commercial Banks)	2,107,676
1,040,000	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	2,921,199

		9,437,571

United States: 40.62%
41,000	Abbott Laboratories (Health Care, Pharmaceuticals)	1,851,560
111,000	AMR Corporation (Industrials, Airlines)†	782,550
10,500	Apple Incorporated (Information Technology, Computers & Peripherals)†	3,562,860
44,000	Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)	2,133,560
22,000	Boeing Company (Industrials, Aerospace & Defense)	1,528,560
57,000	Dow Chemical Company (Materials, Chemicals)	2,022,360
75,000	Ebay Incorporated (Information Technology, Internet Software & Services)†	2,277,000
40,000	Eli Lilly & Company (Health Care, Pharmaceuticals)	1,390,800
111,000	EMC Corporation (Information Technology, Computers & Peripherals)†«	2,762,790
140,000	Enersis SA ADR (Utilities, Electric Utilities)	2,906,400
71,000	Home Depot Incorporated (Consumer Discretionary, Specialty Retail)	2,610,670
56,000	JPMorgan Chase & Company (Financials, Diversified Financial Services)	2,516,640
21,000	Northrop Grumman Corporation (Industrials, Aerospace & Defense)	1,455,300
1,800	NVR Incorporated (Consumer Discretionary, Household Durables)†«	1,377,000
96,500	Oracle Corporation (Information Technology, Software)	3,090,895
15,000	Polo Ralph Lauren Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,607,700
31,000	SPX Corporation (Industrials, Machinery)	2,429,780
63,000	Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,136,330
100,000	UDR Incorporated (Financials, Real Estate Investment Trusts (REITs))«	2,348,000
19,000	Visa Incorporated Class A (Information Technology, IT Services)«	1,327,150
113,000	Warner Music Group Corporation (Consumer Discretionary, Media)†«	590,989

		42,708,894

Total Common Stocks (Cost $98,286,855)		104,148,306

			Yield
Short-Term Investments: 14.73%

Investment Companies: 14.73%

1,184,650	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	1,184,650
14,302,188	Wells Fargo Securities Lending Cash Investments LLC(l)(u)(v)		0.26	14,302,188

Total Short-Term Investments (Cost $15,486,838)				15,486,838

Total Investments in Securities (Cost $113,773,693)*		113.78%		119,635,144

Other Assets and Liabilities, Net		(13.78)		(14,493,477)

Total Net Assets		100.00%		$105,141,667

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

2

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTRINSIC WORLD EQUITY FUND

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $113,915,921 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,102,749
Gross unrealized depreciation	(15,383,526)

Net unrealized appreciation	$5,719,223

3

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     ASIA PACIFIC FUND

Shares	Security Name	Value
Common Stocks: 95.55%

Australia: 6.63%
89,500	BHP Billiton Limited (Materials, Metals & Mining)	$3,946,711
1,422,300	Indophil Resources NL (Materials, Metals & Mining)†	1,176,436
224,000	Kingsgate Consolidated Limited (Materials, Metals & Mining)«	2,078,245
169,296	Newcrest Mining Limited (Materials, Metals & Mining)	6,238,967
613,400	Paladin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	2,989,177
252,529	Santos Limited (Energy, Oil, Gas & Consumable Fuels)	3,399,896

		19,829,432

Bermuda: 4.14%
341,600	Aquarius Platinum Limited (Materials, Metals & Mining)	1,892,743
280,000	Asian Citrus Holdings Limited (Consumer Staples, Food Products)	333,990
5,424,000	China Animal Healthcare Limited (Health Care, Pharmaceuticals)	1,420,339
1,048,000	CNPC (Hong Kong) Limited (Energy, Oil, Gas & Consumable Fuels)	1,529,662
199,000	Guoco Group Limited (Financials, Diversified Financial Services)	2,577,902
1,882,000	Haitong International Securities Company Limited (Financials, Diversified Financial Services)	1,337,277
467,700	Hongkong Land Holdings Limited (Financials, Real Estate Management & Development)	3,292,608

		12,384,521

Cayman Islands: 1.27%
74,456,000	CST Mining Group Limited (Financials, Capital Markets)†	2,177,341
66,000	TPK Holding Company Limited (Information Technology, Electronic Equipment & Instruments)†	1,613,886

		3,791,227

China: 5.15%
4,396,000	AviChina Industry & Technology Company (Consumer Discretionary, Automobiles)	2,091,816
28,100	Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	3,052,503
1,510,000	China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	1,663,650
1,118,000	PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,551,533
590,000	Shenzhen Tonge Company (Industrials, Construction & Engineering)	862,260
154,632	SinoTech Energy Limited (Energy, Energy Equipment & Services)†«	1,267,982
591,900	Zhaojin Mining Industry Company Limited (Materials, Metals & Mining)	2,167,437
3,472,000	Zijin Mining Group Company Limited Class H (Materials, Metals & Mining)	2,743,168

		15,400,349

Germany: 0.62%
34,700	Asian Bamboo AG (Consumer Staples, Food Products)«	1,852,158

Hong Kong: 3.13%
1,565,000	CPMC Holdings Limited (Industrials, Industrial Conglomerates)	995,607
6,154,000	Guangdong Investment Limited (Utilities, Water Utilities)	3,141,467
2,458,000	Lenovo Group Limited (Information Technology, Computers & Peripherals)	1,424,992
140,000	Swire Pacific Limited (Financials, Real Estate Management & Development)	2,201,458
299,000	Television Broadcasts Limited (Consumer Discretionary, Media)	1,606,857

		9,370,381

India: 3.01%
154,441	Apollo Hospitals Enterprise (Health Care, Health Care Providers & Services)	1,654,076
131,000	Cox And Kings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,259,067
85	Future Mall Management Limited (Financials, Real Estate Management & Development)†	110
41,100	Infosys Technologies Limited (Information Technology, IT Services)	2,791,058
69,100	Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)†	1,383,656
296,331	United Bank of India (Financials, Commercial Banks)	611,574
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     ASIA PACIFIC FUND

Shares	Security Name	Value
India (continued)
124,000	UTV Software Communications Limited (Consumer Discretionary, Media)	$1,288,617

		8,988,158

Indonesia: 1.58%
29,310,000	Lippo Karawaci TBK PT (Financials, Real Estate Management & Development)	1,846,452
5,120,000	Nippon Indosari Corpindo TBK (Consumer Staples, Food Products)†	1,273,210
1,234,000	PP London Sumatra Indonesia TBK (Consumer Staples, Food Products)†	1,609,328

		4,728,990

Japan: 32.37%
240,000	Asahi Glass Company Limited (Industrials, Building Products)	2,991,228
75,800	Canon Incorporated (Information Technology, Office Electronics)	3,717,044
84,500	Fujifilm Holdings Corporation (Information Technology, Electronic Equipment & Instruments)	3,052,418
765	Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	4,902,412
1,285,000	Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	2,911,915
216,000	Kirin Brewery Company Limited (Consumer Staples, Beverages)	2,905,263
363,000	Kubota Corporation (Industrials, Machinery)	3,692,800
78,000	Makita Corporation (Industrials, Machinery)	3,378,289
250,800	Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	6,981,944
267,000	Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	2,943,896
322,000	Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	6,543,567
390,400	Mori Seiki Company Limited (Industrials, Machinery)«	4,556,569
65,000	Nabtesco Corporation (Industrials, Machinery)	1,530,763
82,200	Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	1,902,778
118,700	Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	5,509,832
8,700	SMC Corporation (Industrials, Machinery)	1,472,259
214,200	Sony Corporation (Consumer Discretionary, Household Durables)	7,382,697
317,000	Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	5,194,505
174,900	Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	5,949,327
55,800	Sumitomo Titanium Corporation (Materials, Metals & Mining)	3,246,162
44,300	TDK Corporation (Information Technology, Electronic Equipment & Instruments)	2,909,077
155,300	THK Company Limited (Industrials, Machinery)	4,041,433
777,000	Toray Industries Incorporated (Materials, Chemicals)	5,149,708
405,000	Toshiba Corporation (Information Technology, Computers & Peripherals)	2,393,092
38,100	Toyota Motor Corporation (Consumer Discretionary, Automobiles)	1,578,216

		96,837,194

Luxembourg: 1.05%
1,181,250	L’Occitane International SA (Consumer Discretionary, Personal Products)†	3,151,353

Malaysia: 5.07%
636,800	Boustead Holdings Berhad (Industrials, Industrial Conglomerates)	1,170,141
3,537,700	Dialog Group BHD (Industrials, Construction & Engineering)	2,427,349
2,865,600	Eastern + Oriental BHD (Financials, Real Estate Management & Development)†	1,137,870
687,400	IJM Corporation Berhad (Industrials, Construction & Engineering)	1,475,619
566,233	Malayan Banking Berhad (Financials, Commercial Banks)	1,626,372
923,200	Mudajaya Group BHD (Industrials, Construction & Engineering)	1,578,599
932,520	Petronas Chemicals Group BHD (Materials, Chemicals)†	1,861,080
484,000	Selangor Properties Berhad (Financials, Real Estate Management & Development)	616,482
2,254,500	Supermax Corporation Berhad (Health Care, Health Care Equipment & Supplies)	3,280,659

		15,174,171

Philippines: 3.42%
252,000	Ayala Corporation (Financials, Diversified Financial Services)	1,934,522
1,153,470	Metropolitan Bank & Trust Company (Financials, Commercial Banks)	1,690,228
43,465	Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	2,414,177
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     ASIA PACIFIC FUND

Shares	Security Name	Value
Philippines (continued)
13,165,000	PNOC Energy Development Corporation (Energy, Energy Equipment & Services)	$1,721,051
3,546,500	Robinsons Land Company (Financials, Real Estate Management & Development)	1,122,645
299,000	Semirara Mining Corp Common Stock Php1. (Energy, Oil, Gas & Consumable Fuels)	1,342,766

		10,225,389

Singapore: 6.78%
1,837,380	Ascott Residence Trust (Financials, Real Estate Investment Trusts (REITs))	1,709,124
518,000	CapitaLand Limited (Financials, Real Estate Management & Development)	1,457,672
2,305,700	Ezra Holdings Limited (Energy, Energy Equipment & Services)	2,955,795
4,190,100	Gallant Venture Limited (Industrials, Industrial Conglomerates)†	1,326,499
892,000	Global Logistic Properties Limited (Financials, Real Estate Management & Development)†	1,450,293
806,400	Goodpack Limited (Industrials, Air Freight & Logistics)	1,380,455
121,800	K-Green Trust (Financials, Diversified Financial Services)	105,681
340,500	Keppel Corporation Limited (Industrials, Industrial Conglomerates)	3,114,086
1,702,100	Kingsmen Creative Limited (Industrials, Commercial Services & Supplies)	751,729
1,500,800	Straits Asia Resources Limited (Energy, Oil, Gas & Consumable Fuels)	3,050,168
1,642,000	STX OSV Holdings Limited (Energy, Energy Equipment & Services)	1,540,217
1,133,000	Wing Tai Holdings Limited (Financials, Real Estate Management & Development)	1,452,451

		20,294,170

South Korea: 10.12%
208,000	Daou Technology Incorporated (Information Technology, Internet Software & Services)†	1,732,560
37,900	Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,632,543
52,000	KB Financial Group Incorporated (Financials, Commercial Banks)	2,666,548
65,840	LG Phillips LCD Company Limited (Information Technology, Electronic Equipment & Instruments)†	2,240,075
6,000	Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)†	2,423,972
24,000	Mando Corporation (Consumer Discretionary, Auto Components)	3,103,541
6,357	Megastudy Company Limited (Consumer Discretionary, Diversified Consumer Services)	1,077,169
37,000	Poongsan Corporation (Materials, Metals & Mining)	1,458,486
4,200	POSCO (Materials, Metals & Mining)	1,700,526
10,400	Samsung Electronics Company Limited (Consumer Discretionary, Specialty Retail)	9,098,725
71,300	Shinhan Financial Group Company Limited (Financials, Commercial Banks)	3,153,911

		30,288,056

Taiwan: 5.91%
1,053,381	Compal Electronic Incorporated (Information Technology, Computers & Peripherals)	1,396,744
1,427,000	D-Link Corporation (Information Technology, Communications Equipment)	1,523,549
362,000	Delta Electronics Incorporated (Information Technology, Electronic Equipment & Instruments)	1,676,878
384,000	Hon Hai Precision Industry Company Limited (Information Technology, Computers & Peripherals)	1,653,149
575,000	Nan Ya Plastics Corporation (Materials, Chemicals)	1,594,169
464,200	Simplo Technology Company Limited (Information Technology, Computers & Peripherals)†	3,293,389
1,336,000	Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,510,764
1,536,656	Wistron Corporation (Information Technology, Computers & Peripherals)	3,016,631

		17,665,273

Thailand: 3.79%
99,250	Banpu PCL (Energy, Oil, Gas & Consumable Fuels)	2,357,971
5,530,900	Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,933,443
487,300	PTT PCL (Energy, Oil, Gas & Consumable Fuels)	5,283,881
41,400	Siam Cement Public Company (Materials, Construction Materials)	446,228
909,100	Thai Union Frozen Products PCL (Consumer Staples, Food Products)	1,324,146

		11,345,669

United Kingdom: 1.51%
118,500	BHP Billiton plc (Materials, Metals & Mining)	4,517,704

Total Common Stocks (Cost $261,000,713)		$285,844,195

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     ASIA PACIFIC FUND

	Security Name	Expiration Date	Value
Rights: 0.00%

Shares	Security Name
Hong Kong: 0.00%
105,333	Shangri La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	02/07/2011	8,782

Total Rights (Cost $0)			8,782

Warrants: 0.03%
Hong Kong: 0.01%
111,000	Henderson Land Development (Financials, Real Estate Management & Development)†	06/01/2011	23,633

Thailand: 0.02%
753,090	Minor International PCL (Consumer Staples, Food Products)†	05/18/2013	60,939

Total Warrants (Cost $0)			84,572

		Yield
Short-Term Investments: 7.94%

Investment Companies: 7.94%
14,722,242	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%	14,722,242
9,031,790	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	9,031,790

Total Short-Term Investments (Cost $23,754,032)			23,754,032

Total Investments in Securities (Cost $284,754,745)*		103.52%	309,691,581

Other Assets and Liabilities, Net		(3.52)	(10,526,846)

Total Net Assets		100.00%	$299,164,735

(v)	Security represents investment of cash collateral received from securities on loan.

†	Non-income earning securities.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $286,451,882 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$28,557,170
Gross unrealized depreciation	(5,317,471)

Net unrealized appreciation	$23,239,699
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND

Shares	Security Name	Value
Common Stocks: 97.24%

Argentina: 0.30%
96,257	Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	$1,530,486

Australia: 3.89%
208,353	AMP Limited (Financials, Insurance)	1,110,843
20,903	ASX Limited (Financials, Diversified Financial Services)	778,242
160,200	Bendigo Bank Limited (Financials, Commercial Banks)	1,561,351
166,200	BlueScope Steel Limited (Industrials, Professional Services)	351,128
209,000	Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	953,918
25,462	Coca-Cola Amatil Limited (Consumer Staples, Beverages)	285,206
22,914	Commonwealth Bank of Australia (Financials, Commercial Banks)	1,197,921
159,400	Downer EDI Limited (Industrials, Commercial Services & Supplies)	611,573
459,195	Foster’s Group Limited (Consumer Staples, Beverages)	2,585,501
739,500	Goodman Fielder Limited (Consumer Staples, Food Products)	928,555
91,100	Grain Corporation Limited (Consumer Staples, Food Products)	682,708
20,402	Macquarie Group Limited (Financials, Capital Markets)	825,870
202,900	Metcash Limited (Consumer Staples, Food & Staples Retailing)	849,240
37,574	Newcrest Mining Limited (Materials, Metals & Mining)	1,384,693
426,000	OneSteel Limited (Materials, Metals & Mining)	1,154,722
397,900	Perilya Limited (Industrials, Professional Services)	220,073
166,100	SunCorp-Metway Limited (Financials, Insurance)	1,426,842
142,778	Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	988,884
402,500	Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	1,123,112
44,818	Westpac Banking Corporation (Financials, Commercial Banks)	1,026,811

		20,047,193

Austria: 0.45%
38,100	OMV AG (Energy, Oil, Gas & Consumable Fuels)	1,690,134
14,300	Voestalpine AG (Materials, Metals & Mining)	641,697

		2,331,831

Belgium: 1.19%
51,644	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	2,857,680
19,500	Delhaize Group (Consumer Staples, Food & Staples Retailing)	1,538,898
10,895	Dexia (Financials, Commercial Banks)	45,452
27,900	KBC Groep NV (Financials, Commercial Banks)	1,117,520
16,800	Tessenderlo Chemie NV (Materials, Chemicals)	601,495

		6,161,045

Bermuda: 1.60%
119,058	Hongkong Land Holdings Limited (Financials, Real Estate Management & Development)	838,168
1,342,221	Huabao International Holdings Limited (Materials, Chemicals)	1,986,652
507,500	Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	361,261
432,000	Li & Fung Limited (Consumer Discretionary, Distributors)	2,800,895
862,848	NWS Holdings Limited (Industrials, Industrial Conglomerates)	1,460,832
234,500	Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	807,568

		8,255,376

Brazil: 0.14%
38,746	Banco Bradesco SA ADR (Financials, Commercial Banks)	733,074

Canada: 3.08%
22,809	Agnico-Eagle Mines Limited (Materials, Metals & Mining)	1,561,048
69,669	Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	2,273,299
12,223	Canadian National Railway Company (Industrials, Road & Rail)	829,942
41,296	Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	1,841,381
54,440	Canadian Pacific Railway Limited (Industrials, Road & Rail)«	3,654,557
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND

Shares	Security Name	Value
Canada (continued)
42,689	EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	$1,375,717
18,627	Goldcorp Incorporated (Materials, Metals & Mining)	747,610
23,237	Pacific Rubiales Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	801,988
24,866	Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	1,029,554
29,432	Teck Cominco Incorporated Limited (Materials, Metals & Mining)	1,782,644

		15,897,740

Cayman Islands: 2.46%
1,024,000	Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)	730,242
422,600	China Resources Land Limited (Industrials, Machinery)	762,091
2,967,626	Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,346,127
1,393,400	Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,869,240

		12,707,700

China: 3.65%
36,981	Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)	4,017,246
2,120,400	China Construction Bank (Financials, Commercial Banks)	1,862,946
1,460,000	China Infrastructure Machinery Holdings Limited (Industrials, Machinery)	852,033
344,110	China Life Insurance Company Limited (Financials, Insurance)	1,337,309
13,191	China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	648,206
39,410	Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)«	1,622,116
18,063	E-Commerce China Dangdang ADR (Consumer Discretionary, Internet & Catalog Retail)«	511,183
26,072	Netease.com Incorporated ADR (Information Technology, Internet Software & Services)	1,051,744
1,070,000	Shanghai Electric Corporation (Industrials, Electrical Equipment)	643,648
34,280	Sina Corporation (Information Technology, Internet Software & Services)	2,922,370
69,400	Tencent Holdings Limited (Information Technology, Internet Software & Services)	1,798,054
25,855	Vanceinfo Technologies Incorporated ADR (Information Technology, Software)	902,340
165,200	ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	651,549

		18,820,744

Denmark: 0.73%
89	A.P. Moller-Maersk A/S Class B (Industrials, Marine)	865,562
8,452	Carlsberg A/S (Consumer Staples, Beverages)	842,173
33,798	Danske Bank (Financials, Commercial Banks)	906,329
55,400	H. Lundbeck A/S (Health Care, Pharmaceuticals)	1,149,821

		3,763,885

Finland: 0.60%
205,267	Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	2,197,744
43,100	TietoEnator Oyj (Information Technology, IT Services)	907,580

		3,105,324

France: 10.37%
14,318	Alstom RGPT (Industrials, Machinery)	799,136
910	Arkema (Industrials, Professional Services)	63,281
26,100	AXA SA (Financials, Insurance)	552,460
79,091	BNP Paribas SA (Financials, Commercial Banks)	5,912,495
19,995	Carrefour SA (Consumer Staples, Food & Staples Retailing)	979,656
12,000	Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,172,595
47,320	Compagnie de Saint-Gobain (Industrials, Building Products)	2,741,836
105,300	Credit Agricole SA (Financials, Commercial Banks)	1,555,611
107,050	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	2,338,485
15,591	Groupe Danone (Consumer Staples, Food Products)	939,029
12,852	LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,006,860
273,483	Natixis (Financials, Commercial Banks)	1,451,701
51,283	Pernod-Ricard (Consumer Staples, Beverages)	4,889,010
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND

Shares	Security Name	Value
France (continued)
62,195	Peugeot SA (Consumer Discretionary, Automobiles)	$2,606,999
7,661	Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	1,224,598
39,376	Publicis Groupe (Consumer Discretionary, Media)	2,026,540
20,500	Rallye SA (Consumer Staples, Food & Staples Retailing)	927,072
22,947	Renault SA (Consumer Discretionary, Automobiles)	1,501,304
58,085	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	3,966,414
50,500	SCOR SE (Financials, Insurance)	1,397,707
17,676	Societe Generale (Financials, Commercial Banks)	1,143,018
13,531	Technip SA (Energy, Energy Equipment & Services)	1,314,788
15,000	Thales SA (Industrials, Aerospace & Defense)	557,484
64,063	Total SA (Energy, Oil, Gas & Consumable Fuels)	3,746,613
15,550	Unibail-Rodamco (Financials, Real Estate Management & Development)	2,967,866
46,616	Vinci SA (Industrials, Construction & Engineering)	2,698,811
71,400	Vivendi SA (Consumer Discretionary, Media)	2,046,550

		53,527,919

Germany: 10.07%
19,814	Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,234,068
31,605	Allianz AG (Financials, Insurance)	4,389,944
61,112	BASF SE (Materials, Chemicals)	4,700,665
88,112	Bayer AG (Health Care, Pharmaceuticals)	6,497,594
14,329	Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	1,100,209
9,064	Brenntag AG (Materials, Chemicals)	859,019
101,257	Daimler AG (Consumer Discretionary, Automobiles)	7,405,938
23,800	Deutsche Bank AG (Financials, Capital Markets)	1,406,728
10,063	Deutsche Boerse AG (Financials, Diversified Financial Services)	762,737
57,900	E.ON AG (Utilities, Electric Utilities)	1,930,317
35,989	Fresenius SE (Health Care, Health Care Equipment & Supplies)	3,137,791
15,800	Hannover Rueckversicherung AG (Financials, Insurance)	883,799
17,000	Heidelberger Druckmaschinen AG (Industrials, Professional Services)	80,883
7,499	Hochtief AG (Industrials, Construction & Engineering)	663,778
21,425	Linde AG (Materials, Chemicals)	3,122,609
14,930	Metro AG (Consumer Staples, Food & Staples Retailing)	1,051,302
17,624	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	2,760,461
11,400	Norddeutsche Affinerie AG (Materials, Metals & Mining)	641,736
17,633	Rhoen Klinikum AG (Health Care, Health Care Providers & Services)	410,418
24,300	RWE AG (Utilities, Multi-Utilities)	1,750,353
22,007	SAP AG (Information Technology, Software)	1,272,126
34,351	Siemens AG (Industrials, Industrial Conglomerates)«	4,403,576
36,500	Thyssenkrupp AG (Materials, Metals & Mining)	1,477,231

		51,943,282

Hong Kong: 4.19%
1,078,800	AIA Group Limited (Financials, Insurance)	2,967,975
90,800	Bank of East Asia Limited (Financials, Commercial Banks)	393,636
138,642	Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	812,649
361,185	BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	1,165,090
241,000	Cathay Pacific Airways Limited (Industrials, Airlines)	607,086
145,000	Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	2,391,668
379,987	China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	717,412
366,489	Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	563,131
74,631	Hang Seng Bank Limited (Financials, Commercial Banks)	1,230,983
326,400	Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	2,262,756
126,414	Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,899,043
474,156	New World Development Limited (Financials, Real Estate Management & Development)	897,635
1,153,100	Sino Land Company (Financials, Real Estate Management & Development)	2,180,000
151,900	Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	2,532,754

		21,621,818

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND

Shares	Security Name	Value
India: 0.41%
22,049	Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	$146,169
98,140	Housing Development Finance Corporation (Industrials, Construction & Engineering)	1,343,199
14,020	ICICI Bank Limited ADR (Financials, Commercial Banks)	607,627

		2,096,995

Ireland: 0.18%
15,534	Accenture plc (Information Technology, IT Services)	799,535
36,500	Allied Irish Banks plc (Financials, Commercial Banks)	11,594
110,500	Bank of Ireland plc (Financials, Commercial Banks)	45,993
254,000	Connemara Gren Marble Depository Institutions (Financials, Consumer Finance)	0
65,300	Irish Life & Permanent Group Holdings plc (Financials, Insurance)	76,621

		933,743

Israel: 0.53%
219,600	Bank Hapoalim Limited (Financials, Commercial Banks)	996,258
319,600	Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	853,760
16,085	Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	879,045

		2,729,063

Italy: 1.46%
57,500	Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	399,535
366,600	Enel SpA (Utilities, Multi-Utilities)	2,071,718
65,000	ENI SpA (Energy, Oil, Gas & Consumable Fuels)	1,539,610
90,086	Fiat Industrial (Consumer Discretionary, Auto Components)	1,219,229
697,639	Intesa Sanpaolo (Financials, Commercial Banks)	2,321,070

		7,551,162

Japan: 13.51%
97,700	Adeka Corporation (Materials, Chemicals)	1,120,074
18,500	Alpine Electronics Incorporated (Information Technology, Electronic Equipment & Instruments)	254,465
26,400	Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	1,008,333
48,600	Bridgestone Corporation (Consumer Discretionary, Auto Components)	933,158
60,600	Canon Incorporated (Information Technology, Office Electronics)	2,971,674
43,000	Central Glass Company Limited (Industrials, Building Products)	202,741
83,600	Comsys Holdings Corporation (Industrials, Construction & Engineering)	869,815
24,400	Credit Saison Company Limited (Financials, Consumer Finance)	417,666
65,500	Edion Corporation (Consumer Discretionary, Specialty Retail)	580,945
26,100	Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	635,965
41,000	Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	351,157
197,000	Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	844,834
48,100	Hitachi Capital Corporation (Financials, Consumer Finance)	763,576
70,300	Honda Motor Company Limited (Consumer Discretionary, Automobiles)	2,976,273
625,000	Isuzu Motors Limited (Consumer Discretionary, Automobiles)	2,939,206
104,000	Itochu Corporation (Industrials, Trading Companies & Distributors)	1,130,214
91	Japan Tobacco Incorporated (Consumer Staples, Tobacco)	341,472
215,600	JX Holdings Incorporated (Energy, Energy Equipment & Services)	1,457,822
29,000	Kaneka Corporation (Industrials, Professional Services)	202,802
240	KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	1,347,953
63,700	Komatsu Limited (Industrials, Machinery)	1,896,720
3,300	Konami Corporation (Information Technology, Software)	65,976
58,000	Kyorin Company Limited (Health Care, Pharmaceuticals)	1,064,181
88,000	Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	761,209
42,900	Makita Corporation (Industrials, Machinery)	1,858,059
279,500	Marubeni Corporation (Industrials, Trading Companies & Distributors)	2,101,017
25,700	Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	984,728
16,100	Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	448,203
230,600	Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	3,877,047
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND

Shares	Security Name	Value
Japan (continued)
328,000	Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	$907,115
257,000	Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	908,017
141,000	Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	566,886
938,700	Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,806,952
36,000	Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	775,877
1,500	Nintendo Company Limited (Information Technology, Software)	405,336
38,000	Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	571,759
35,700	Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,657,127
158,000	Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	691,058
105,000	Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	912,098
102,000	NKSJ Holdings Incorporated (Financials, Insurance)	695,906
169,000	Nomura Holdings Incorporated (Financials, Capital Markets)	1,027,424
600	NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,070,906
41,000	Rengo Company Limited (Materials, Containers & Packaging)	274,232
13,000	Ryosan Company Limited (Information Technology, Electronic Equipment & Instruments)	353,984
189,000	Sankyu Incorporated (Industrials, Road & Rail)	833,553
75,000	Sanwa Shutter Corporation (Industrials, Building Products)	236,659
23,500	Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	470,687
3,000	Seino Holdings Company Limited (Industrials, Transportation Infrastructure)	20,833
62,000	Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,132,383
341,200	Sojitz Corporation (Industrials, Trading Companies & Distributors)	752,403
154,800	Sumitomo Corporation (Industrials, Trading Companies & Distributors)	2,227,325
365,000	Sumitomo Heavy Industries Limited (Industrials, Machinery)	2,325,719
48,900	Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	1,663,363
37,700	Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,814,267
10,100	TDK Corporation (Information Technology, Electronic Equipment & Instruments)	663,243
12,100	Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	788,682
174,000	Toshiba Corporation (Information Technology, Computers & Peripherals)	1,028,143
146,000	Toshiba TEC Corporation (Information Technology, Office Electronics)	690,156
72,400	Toyota Motor Corporation (Consumer Discretionary, Automobiles)	2,999,025
18,900	Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	909,539
45,700	Uni-Charm Corporation (Consumer Discretionary, Household Products)	1,759,405
3,570	Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	1,346,144

		69,693,491

Liechtenstein: 0.08%
3,587	Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	425,576

Luxembourg: 0.08%
562	Aperam (Materials, Metals & Mining)	23,045
11,242	ArcelorMittal (Materials, Metals & Mining)	409,581

		432,626

Netherlands: 5.03%
60,500	Aegon NV (Financials, Insurance)	448,130
32,633	Akzo Nobel NV (Materials, Chemicals)	2,041,182
98,584	ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,116,778
43,175	Brit Insurance Holdings NV (Financials, Insurance)	723,412
18,200	CSM Worldwide (Consumer Staples, Food Products)	597,297
476,855	ING Groep NV (Financials, Diversified Financial Services)	5,434,625
29,000	Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	1,717,058
21,404	Koninklijke Philips Electronics NV (Materials, Chemicals)	667,135
6,669	Koninklijke Ten Cate NV (Industrials, Industrial Conglomerates)	237,402
66,302	New World Resources NV (Materials, Metals & Mining)	1,077,990
9,000	Nielsen Holdings NV (Industrials, Professional Services)	234,630
8,400	Nutreco Holding NV (Consumer Staples, Food Products)	597,930
55,951	Randstad Holdings NV (Industrials, Commercial Services & Supplies)	3,054,254
52,729	TNT NV (Industrials, Air Freight & Logistics)	1,426,913
41,621	Unilever NV (Consumer Staples, Food Products)	1,231,170
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND

Shares	Security Name	Value
Netherlands (continued)
111,543	USG People NV (Industrials, Commercial Services & Supplies)	$2,351,875

		25,957,781

Norway: 0.64%
93,700	Atea ASA (Information Technology, IT Services)	924,767
56,100	DnB Nor ASA (Financials, Commercial Banks)	772,232
30,300	Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	735,544
55,297	Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	853,095

		3,285,638

Portugal: 0.04%
51,000	Banco Espirito Santo SA (Financials, Commercial Banks)	206,687

Singapore: 0.56%
64,800	City Developments Limited (Financials, Real Estate Management & Development)	575,415
66,000	DBS Group Holdings Limited (Financials, Commercial Banks)	774,893
136,790	Mobilone Limited (Telecommunication Services, Wireless Telecommunication Services)	261,968
123,400	Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	952,050
22,000	United Overseas Bank Limited (Financials, Commercial Banks)	340,499

		2,904,825

South Korea: 0.38%
5,389	Hyundai Motor Company Limited (Transportation Equipment, Automobiles)	860,279
1,284	Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,123,343

		1,983,622

Spain: 3.50%
74,130	Amadeus IT Holding SA (Information Technology, IT Services)	1,554,905
216,074	Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	2,652,777
350,811	Banco Santander Central Hispano SA (Financials, Commercial Banks)	4,298,801
39,545	Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	2,988,155
191,944	International Consolidated Airlines (Industrials, Airlines)	788,342
125,863	Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	3,959,175
72,011	Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	1,808,705

		18,050,860

Sweden: 1.34%
87,500	Boliden AB (Materials, Metals & Mining)	1,824,711
59,800	Saab AB (Industrials, Aerospace & Defense)	1,135,798
82,946	Sandvik AB (Industrials, Machinery)	1,628,145
37,656	Skanska AB (Industrials, Construction & Engineering)	762,502
48,700	Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	849,465
59,300	Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	730,947

		6,931,568

Switzerland: 8.00%
86,929	ABB Limited (Industrials, Electrical Equipment)	2,052,593
50,610	Adecco SA (Industrials, Professional Services)	3,278,391
13,300	Baloise Holding AG (Financials, Insurance)	1,368,040
40,872	Clariant AG (Materials, Chemicals)	721,754
20,195	Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,098,531
85,662	Credit Suisse Group (Financials, Capital Markets)	3,830,289
1,400	Georg Fischer AG (Industrials, Machinery)	754,873
153,610	Nestle SA (Consumer Staples, Food Products)	8,306,981
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND

Shares	Security Name	Value
Switzerland (continued)
83,620	Novartis AG (Health Care, Pharmaceuticals)	$4,654,906
21,200	Roche Holdings AG (Health Care, Pharmaceuticals)	3,224,915
12,144	Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,870,465
11,200	Swiss Reinsurance (Financials, Insurance)	640,085
990	Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	436,796
82,276	UBS AG (Financials, Capital Markets)	1,475,564
1,400	Valora Holding AG (Consumer Discretionary, Specialty Retail)	476,059
14,989	Zurich Financial Services AG (Financials, Insurance)	4,094,982

		41,285,224

United Kingdom: 18.78%
101,100	Amlin plc (Financials, Insurance)	632,241
23,753	Anglo American plc (Materials, Metals & Mining)	1,165,243
88,006	Antofagasta plc (Materials, Metals & Mining)	1,982,073
510,030	Ashtead Group plc (Industrials, Trading Companies & Distributors)	1,356,206
58,100	AstraZeneca plc (Health Care, Pharmaceuticals)	2,820,411
93,600	Aviva plc (Financials, Insurance)	663,904
313,900	BAE Systems plc (Industrials, Aerospace & Defense)	1,719,647
810,641	Barclays plc (Financials, Commercial Banks)	3,814,419
54,334	BG Group plc (Health Care, Health Care Providers & Services)	1,219,360
71,608	BHP Billiton plc (Materials, Metals & Mining)	2,729,986
484,700	BP plc (Energy, Oil, Gas & Consumable Fuels)	3,764,457
811,900	BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	2,282,452
87,429	Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,504,117
105,860	Cookson Group plc (Utilities, Multi-Utilities)	1,126,805
144,000	Drax Group plc (Utilities, Electric Utilities)	894,986
253,300	DS Smith plc (Industrials, Professional Services)	819,207
380,564	Experian Group Limited (Financials, Diversified Financial Services)	4,724,451
58,548	Firstgroup plc (Industrials, Road & Rail)	350,850
838,220	Game Group plc (Consumer Discretionary, Specialty Retail)	899,611
705,592	Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)	1,114,122
188,018	GlaxoSmithKline plc (Health Care, Pharmaceuticals)	3,398,780
71,400	Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	540,065
558,924	Hays plc (Industrials, Commercial Services & Supplies)	1,084,224
208,100	Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	719,692
316,911	HSBC Holdings plc (Financials, Commercial Banks)	3,455,025
37,700	IMI plc (Industrials, Machinery)	525,995
91,282	Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,608,567
44,514	Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	937,658
24,402	Intertek Group plc (Industrials, Commercial Services & Supplies)	678,965
334,144	Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	689,936
978,097	Kingfisher plc (Consumer Discretionary, Specialty Retail)	3,948,248
1,408,802	Lloyds TSB Group plc (Financials, Commercial Banks)	1,425,777
465,700	LogicaCMG plc (Industrials, Professional Services)	1,013,043
317,490	Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	519,760
45,700	Meggitt plc (Industrials, Aerospace & Defense)	259,876
16,900	Next plc (Consumer Discretionary, Multiline Retail)	535,199
348,700	Northern Foods plc (Consumer Staples, Food Products)	416,131
518,700	Old Mutual plc (Financials, Insurance)	1,043,585
190,500	Pace plc (Consumer Discretionary, Household Durables)	582,231
144,420	Persimmon plc (Consumer Discretionary, Household Durables)	945,252
37,073	Rio Tinto plc (Materials, Metals & Mining)	2,541,695
162,400	Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	353,531
73,103	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	2,574,445
141,000	Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	4,903,440
22,300	Spectris plc (Information Technology, Electronic Equipment & Instruments)	482,237
69,451	Standard Chartered plc (Financials, Commercial Banks)	1,812,264
112,600	Tate & Lyle plc (Consumer Staples, Food Products)	994,732
632,907	Tesco plc (Consumer Staples, Food & Staples Retailing)	4,082,663
233,700	Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	713,516
86,571	Travis Perkins plc (Industrials, Trading Companies & Distributors)	1,403,381
137,500	Tullett Prebon plc (Financials, Capital Markets)	854,587
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND

Shares	Security Name	Value
United Kingdom (continued)
1,676,789	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	$4,709,840
99,900	WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)	740,915
462,503	WPP plc (Consumer Discretionary, Media)	5,723,148
186,433	Xstrata plc (Materials, Metals & Mining)	4,136,133

		96,939,084

Total Common Stocks (Cost $444,388,076)		501,855,362

			Yield
Short-Term Investments: 5.33%
Investment Companies: 5.33%
9,096,446	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	9,096,446
18,405,188	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.26	18,405,188

				27,501,634

Total Short-Term Investments (Cost $27,501,634)				27,501,634

Total Investments in Securities (Cost $471,889,710)*		102.57%		529,356,996

Other Assets and Liabilities, Net		(2.57)		(13,284,192)

Total Net Assets		100.00%		$516,072,804

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

Cost for federal income tax purposes is $485,746,098 and net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation	$64,789,033
	Gross unrealized depreciation	(21,178,135)

*	Net unrealized appreciation	$43,610,898
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS
The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Funds’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Forward foreign currency contracts
Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans
The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
Futures contracts
Certain Funds may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
FAIR VALUE MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Asia Pacific Fund
Equity securities
Common stocks	$282,888,290	$0	$2,955,905	$285,844,195
Rights	0	8,782	0	8,782
Warrants	0	84,572	0	84,572
Short-term investments
Investment companies	14,722,242	9,031,790	0	23,754,032

	$297,610,532	$9,125,144	$2,955,905	$309,691,581

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Disciplined Global Equity Fund
Equity securities
Common stocks	$66,255,622	$0	$0	$66,255,622
Preferred stocks	647,562	0	0	647,562
Short-term investments
Investment companies	198,801	3,493,745	0	3,692,546
U.S. Treasury obligations	99,974	0	0	99,974

	$67,201,959	$3,493,745	$0	$70,695,704

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Diversified International Fund
Equity securities
Common stocks	$501,855,362	$0	$0	$501,855,362
Short-term investments
Investment companies	9,096,446	18,405,188	0	27,501,634

	$510,951,808	$18,405,188	$0	$529,356,996

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Emerging Market Equity Fund
Equity securities
Common stocks	$1,508,853,006	$0	$0	$1,508,853,006
Preferred stocks	36,813,884	0	0	36,813,884
Rights	0	17,161	0	17,161
Convertible debentures	0	0	184,578	184,578
Short-term investments
Investment companies	176,570,209	321,244,178	0	497,814,387

	$1,722,237,099	$321,261,339	$184,578	$2,043,683,016

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Global Opportunities Fund
Equity securities
Common stocks	$367,248,921	$0	$4,501,180	$371,750,101
Rights	0	3,912	0	3,912
Short-term investments
Investment companies	15,146,821	42,500,189	0	57,647,010

	$382,395,742	$42,504,101	$4,501,180	$429,401,023

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

International Equity Fund
Equity securities
Common stocks	$602,848,270	$0	$0	$602,848,270
Short-term investments
Investment companies	18,309,254	27,455,932	0	45,765,186
U.S. Treasury obligations	1,284,887	0	0	1,284,887

	$622,442,411	$27,455,932	$0	$649,898,343

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Intrinsic World Equity Fund
Equity securities
Common stocks	$104,148,306	$0	$0	$104,148,306
Short-term investments
Investment companies	1,184,650	14,302,188	0	15,486,838

	$105,332,956	$14,302,188	$0	$119,635,144

As of January 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Asia Pacific Fund
Forward foreign currency contracts	$0	$1	$0	$1
Disciplined Global Equity Fund
Futures contracts	(7,945)	0	0	(7,945)
Emerging Markets Equity Fund
Forward foreign currency contracts	0	(2,818,461)	0	(2,818,461)
Global Opportunities Fund
Forward foreign currency contracts	0	(501,562)	0	(501,562)
International Equity Fund
Futures contracts	319,158	0	0	319,158

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

		Emerging Markets
		Equity Fund	Global Opportunities
	Asia Pacfic Fund	Convertible	Fund
	Common Stocks	Debentures	Common Stocks
Balance as of October 31, 2010	$0	$189,530	$0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses	(246,219)	(4,952)	0
Purchases	3,202,124	0	0
Sales	0	0	0
Transfers in to Level 3	0	0	4,501,180
Transfers out of Level 3	2,955,905	0	0

Balance as of January 31, 2011	$2,955,905	$184,578	$4,501,180

Change in unrealized gains (losses) relating to securities held at the end of reporting period	$(246,219)	$(4,952)	$0

DERIVATIVE TRANSACTIONS
During the three months ended January 31, 2011, the Disciplined Global Equity Fund and International Equity Fund entered into futures contracts to gain market exposure.
At January 31, 2011, the Funds had long futures contracts outstanding as follows:

						Net
				Initial		Unrealized
	Expiration			Contract	Value at	Gains
	Date	Contracts	Type	Amount	January 31, 2011	(Losses)
Disciplined Global Equity Fund	March 2011	1 Long	Nikkei Index	$63,237	$62,439	$(798)
Disciplined Global Equity Fund	March 2011	1 Long	FTSE 100 Index	93,625	93,436	(189)
Disciplined Global Equity Fund	March 2011	1 Long	Dow Jones Euro STOXX 50 Index	38,806	40,527	1,721
Disciplined Global Equity Fund	March 2011	13 Long	S&P 500 Index	842,239	833,560	(8,679)
International Equity Fund	March 2011	150 Long	MSCI EAFE Index	12,379,842	12,699,000	319,158
The Disciplined Global Equity Fund and International Equity Fund had an average contract amounts of $477,237 and $9,357,903 in long futures contracts, respectively, during the three months ended January 31, 2011.
During the three months ended January 31, 2011, the Asia Pacific Fund, Diversified International Fund, Emerging Markets Equity Fund, Global Opportunities Fund and International Equity Fund entered into forward foreign currency exchange contracts for hedging purposes.
At January 31, 2011, the Funds had forward foreign currency exchange contracts outstanding as follows:
Forward Foreign Currency Exchange Contracts to Buy:

				U. S. Value		Net
				at	In	Unrealized
	Exchange		Contracts to	January 31,	Exchange	Gains
	Date	Counterparty	Receive	2011	for U.S. $	(Losses)
Asia Pacific Fund	02/07/2011	State Street Bank	2,053,994 HKD	$263,462	$263,461	$1
Emerging Markets Equity Fund	02/07/2011	State Street Bank	5,293,595 HKD	678,979	678,979	0
Emerging Markets Equity Fund	02/07/2011	JPMorgan	9,107,237 ZAR	1,268,152	1,268,152	0
Emerging Markets Equity Fund	02/07/2011	State Street Bank	6,257,889 ZAR	871,330	871,330	0
Global Opportunities Fund	02/03/2011	JPMorgan	106,632 EUR	145,994	146,083	(89)
Global Opportunities Fund	02/07/2011	State Street Bank	915,038 HKD	117,370	117,370	0
Global Opportunities Fund	04/11/2011	Credit Suisse	2,524,150 EUR	3,453,013	3,308,833	144,180
Global Opportunities Fund	04/11/2011	Credit Suisse	2,524,150 EUR	3,453,013	3,375,596	77,417

Forward Foreign Currency Exchange Contracts to Sell:

				U. S. Value		Net
				at	In	Unrealized
	Exchange		Contracts to	January 31,	Exchange	Gains
	Date	Counterparty	Deliver	2011	for U.S. $	(Losses)
Global Opportunities Fund	04/11/2011	Credit Suisse	5,048,300 EUR	6,906,025	6,544,490	$(361,535)
The Asia Pacific Fund, Emerging Markets Equity Fund and Global Opportunities Fund had average market values in forward foreign currency exchange contracts during the three months ended January 31, 2011 as follows:

	Forward Foreign	Forward Foreign
	Currency Exchange	Currency Exchange
	Contracts to Buy	Contracts to Sell
Asia Pacific Fund	$20,046	$0
Emerging Markets Equity Fund	69,450	0
Global Opportunities Fund	1,363,694	1,730,356
As of January 31, 2011, the Diversified International Fund and International Equity Fund did not have any open forward foreign currency exchange contracts but had average market values in forward foreign currency exchange contracts during the three months ended January 31, 2011 as follows:

	Forward Foreign	Forward Foreign
	Currency Exchange	Currency Exchange
	Contracts to Buy	Contracts to Sell
Diversified International Fund	$392,876	$401,342
International Equity Fund	1,679,223	1,713,443

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     SPECIAL SMALL CAP VALUE FUND

Shares	Security Name	Value
Common Stocks: 95.79%

Consumer Discretionary: 16.52%

Auto Components: 1.68%
935,725	Modine Manufacturing Company	$15,439,463

Automobiles: 0.20%
48,300	Thor Industries Incorporated	1,794,828

Diversified Consumer Services: 2.90%
696,302	Hillenbrand Incorporated	15,047,086
601,220	Jackson Hewitt Tax Service Incorporated«	937,903
299,447	Matthews International Corporation Class A	10,612,402

		26,597,391

Hotels, Restaurants & Leisure: 2.27%
2,701,244	Dennys Corporation«†	10,210,702
103,152	Ruby Tuesday Incorporated«†	1,390,489
1,911,477	Wendy’s Arby’s Group Incorporated	9,232,434

		20,833,625

Household Durables: 3.68%
404,427	Blyth Incorporated	13,596,836
196,548	Cavco Industries Incorporated†	8,095,812
693,877	Dixie Group Incorporated**†	3,080,814
680,562	Furniture Brands International Incorporated«†	3,062,529
717,112	La-Z-Boy Incorporated«	5,966,372

		33,802,363

Media: 0.92%
930,360	AH Belo Corporation**«†	7,545,220
161,693	Dex One Corporation†	889,312

		8,434,532

Specialty Retail: 3.16%
423,498	AC Moore Arts & Crafts Incorporated†	927,461
480,145	Christopher & Banks Corporation	2,741,628
384,568	Genesco Incorporated«†	14,279,010
279,137	Men’s Wearhouse Incorporated«	7,316,181
150,100	RadioShack Corporation«	2,274,015
305,937	Zale Corporation«†	1,428,726

		28,967,021

Textiles, Apparel & Luxury Goods: 1.71%
256,239	Delta Apparel Incorporated†	3,297,796
643,768	Kenneth Cole Productions Incorporated Class A**	8,780,996
175,500	Skechers USA Incorporated Class A«†	3,610,035

		15,688,827

Consumer Staples: 4.20%

Food & Staples Retailing: 1.56%
234,609	Casey’s General Stores Incorporated	9,968,536
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     SPECIAL SMALL CAP VALUE FUND

Shares	Security Name	Value
Food & Staples Retailing (continued)
673,032	Winn-Dixie Stores Incorporated«†	$4,293,944

		14,262,480

Food Products: 0.27%
89,952	Seneca Foods Corporation Class A«†	2,500,666

Household Products: 1.70%
160,592	Central Garden & Pet Company†	1,559,348
226,302	Central Garden & Pet Company Class A«†	2,145,343
114,949	Spectrum Brands Holdings Incorporated†	3,768,028
206,536	WD-40 Company	8,131,322

		15,604,041

Personal Products: 0.67%
555,842	Prestige Brands Holdings Incorporated†	6,136,496

Energy: 6.92%

Energy Equipment & Services: 3.04%
390,332	Atwood Oceanics Incorporated«†	15,777,219
1,276,317	Cal Dive International Incorporated«†	7,836,586
354,954	Willbros Group Incorporated«†	4,245,250

		27,859,055

Oil, Gas & Consumable Fuels: 3.88%
56,900	Bill Barrett Corporation«†	2,331,762
2,216,645	Biofuel Placement	2,526,975
634,125	Comstock Resources Incorporated«†	17,565,263
470,535	Stone Energy Corporation†	10,939,939
52,447	Swift Energy Company«†	2,237,389

		35,601,328

Financials: 17.82%

Capital Markets: 3.67%
253,585	Deerfield Capital Corporation	1,577,299
593,251	Investment Technology Group Incorporated«†	10,933,616
640,300	Knight Capital Group Incorporated Class A«†	8,874,558
661,345	Kohlberg Capital Corporation	4,669,096
330,566	SWS Group Incorporated«	1,547,049
168,662	Westwood Holdings Group Incorporated	6,012,800

		33,614,418

Commercial Banks: 10.68%
53,400	BOK Financial Corporation	2,759,712
215,056	First Citizens BancShares Incorporated	43,262,816
745,650	First Commonwealth Financial Corporation	4,794,530
156,609	IBERIABANK Corporation«	8,882,862
753,087	Old National Bancorp«	8,080,624
66,400	Tower Bancorp Incorporated	1,502,632
705,561	UMB Financial Corporation	28,681,055

		97,964,231

Insurance: 2.45%
240,430	Fortegra Financial Corporation†	2,815,435
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     SPECIAL SMALL CAP VALUE FUND

Shares	Security Name	Value
Insurance (continued)
964,018	Stewart Information Services Corporation**«	$10,999,445
285,561	Validus Holdings Limited	8,681,054

		22,495,934

Thrifts & Mortgage Finance: 1.02%
486,767	NewAlliance Bancshares Incorporated	7,277,167
223,716	Provident New York Bancorp	2,087,270

		9,364,437

Health Care: 2.00%

Health Care Equipment & Supplies: 0.38%
79,703	ICU Medical Incorporated«†	3,113,199
8,100	West Pharmaceutical Services Incorporated	324,249

		3,437,448

Health Care Providers & Services: 0.81%
860,345	AMN Healthcare Services Incorporated†	4,990,001
212,240	Pharmerica Corporation«†	2,400,434

		7,390,435

Life Sciences Tools & Services: 0.47%
953,127	Cambrex Corporation«†	4,346,259

Pharmaceuticals: 0.34%
601,045	Lannett Company Incorporated«†	3,143,465

Industrials: 18.76%

Aerospace & Defense: 0.45%
795,270	GenCorp Incorporated†	4,079,735

Building Products: 2.28%
651,391	Builders FirstSource Incorporated«†	1,446,088
106,300	Griffon Corporation†	1,237,332
826,215	Quanex Building Products Corporation	16,102,930
89,900	Trex Company Incorporated«†	2,092,872

		20,879,222

Commercial Services & Supplies: 3.06%
1,260,063	ACCO Brands Corporation«†	10,345,117
164,662	Cenveo Incorporated«†	885,882
401,199	Courier Corporation	5,686,996
475,491	Viad Corporation	11,188,303

		28,106,298

Electrical Equipment: 0.85%
189,891	Franklin Electric Company Incorporated	7,800,722

Industrial Conglomerates: 0.50%
243,795	Tredegar Corporation	4,561,404

Machinery: 7.95%
192,970	Commercial Vehicle Group Incorporated†	3,114,536
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     SPECIAL SMALL CAP VALUE FUND

Shares	Security Name	Value
Machinery (continued)
358,648	Douglas Dynamics Incorporated	$5,229,088
25,000	John Bean Technologies Corporation	451,250
843,429	Kadant Incorporated**†	17,846,958
1,416,169	Mueller Industries Incorporated	46,308,726

		72,950,558

Marine: 0.32%
599,120	Horizon Lines Incorporated«	2,965,644

Professional Services: 2.20%
583,086	Heidrick & Struggles International Incorporated	15,620,874
193,333	Korn/Ferry International†	4,523,992

		20,144,866

Road & Rail: 1.15%
413,528	Arkansas Best Corporation«	10,565,640

Information Technology: 16.44%

Communications Equipment: 0.28%
502,747	Aviat Networks Incorporated	2,609,257

Computers & Peripherals: 4.78%
3,134,198	ADPT Corporation†	9,183,200
2,188,321	Imation Corporation**	22,102,042
4,548,433	Quantum Corporation«†	12,235,285
21,400	Xyratex Limited†	285,262

		43,805,789

Electronic Equipment & Instruments: 3.94%
656,448	AVX Corporation	10,293,105
178,827	Benchmark Electronics Incorporated†	3,395,925
69,600	Insight Enterprises Incorporated†	968,832
877,555	Orbotech Limited†	12,470,057
1,756,402	Pulse Electronics Corporation«	8,975,214

		36,103,133

Internet Software & Services: 0.38%
410,500	EarthLink Incorporated«	3,501,565

IT Services: 0.49%
107,200	Corelogic Incorporated	2,149,360
131,074	TNS Incorporated«†	2,317,388

		4,466,748

Semiconductors & Semiconductor Equipment: 4.94%
706,445	ATMI Incorporated†	14,552,767
164,632	Cabot Microelectronics Corporation«†	7,426,550
825,064	DSP Group Incorporated†	6,179,729
1,332,416	Exar Corporation†	8,554,111
1,241,281	Lattice Semiconductor Corporation†	7,733,181
45,531	Spansion Incorporated Class A†	905,156

		45,351,494

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     SPECIAL SMALL CAP VALUE FUND

Shares	Security Name	Value
Software: 1.63%
303,432	ACI Worldwide Incorporated†	$8,037,914
17,600	ManTech International Corporation Class A†	707,608
858,560	S1 Corporation†	5,529,126
35,700	Websense Incorporated†	683,284

		14,957,932

Materials: 7.51%

Chemicals: 1.60%
432,305	A. Schulman Incorporated«	9,229,712
402,733	American Pacific Corporation**†	2,472,781
82,705	Arch Chemicals Incorporated«	2,997,229

		14,699,722

Construction Materials: 0.20%
63,500	Eagle Materials Incorporated«	1,841,500

Metals & Mining 1.41%
700,960	Aurizon Mines Limited†	4,458,106
183,698	Royal Gold Incorporated«	8,523,587

		12,981,693

Paper & Forest Products: 4.30%
82,247	Clearwater Paper Corporation†	6,504,093
465,380	Glatfelter Corporation	5,598,521
781,434	Neenah Paper Incorporated**	15,050,419
57,000	Rock-Tenn Company Class A«	3,804,750
107,612	Schweitzer Manduit International Incorporated«	6,452,416
232,800	Wausau Paper Corporation«	1,995,096

		39,405,295

Utilities: 5.62%

Electric Utilities: 5.12%
806,273	ALLETE Incorporated«	29,759,536
312,986	El Paso Electric Company«†	8,434,973
87,141	MGE Energy Incorporated	3,546,639
233,102	Portland General Electric Company	5,207,499

		46,948,647

Multi-Utilities: 0.50%
163,000	Northwestern Corporation	4,603,116

Total Common Stocks (Cost $869,564,670)		878,608,723

Principal		Interest Rate	Maturity Date
Convertible Debentures: 0.08%

Information Technology: 0.08%

Electronic Equipment & Instruments: 0.08%
$727,000	Quantum Corporation	3.50%	11/15/2015	697,629

Total Convertible Debentures (Cost $727,000)				697,629

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     SPECIAL SMALL CAP VALUE FUND

Shares	Security Name	Value
Rights: 0.26%

Energy: 0.11%

Oil, Gas & Consumable Fuels: 0.11%
879,117	Biofuel Energy Corporation«	$1,002,193

Materials: 0.15%

Metals & Mining: 0.15%
145,800	GSME Acquisition Partners WTS	45,198
145,800	GSME Acquisition Partners I <<	1,312,200

		1,357,398

Total Rights (Cost $6,873,736)		2,359,591

Principal		Interest Rate	Maturity Date
Short-Term Investments: 17.88%

Corporate Bonds & Notes: 0.43%
$9,716,664	Gryphon Funding Limited(a)(i)	0.00	08/05/2011	3,946,909

Shares		Yield
Investment Companies: 17.45%
32,193,790	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12	32,193,790
127,860,661	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	127,860,661

			160,054,451

Total Short-Term Investments (Cost $168,573,563)			164,001,360

Total Investments in Securities (Cost $1,045,738,969)*	114.01%		1,045,667,303

Other Assets and Liabilities, Net	(14.01)		(128,475,208)

Total Net Assets	100.00%		$917,192,095

**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,028,034,757 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$184,863,334
Gross unrealized depreciation	(167,230,788)

Net unrealized appreciation	$17,632,546
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTRINSIC SMALL CAP VALUE FUND

Shares	Security Name	Value
Common Stocks: 93.76%

Consumer Discretionary: 18.37%

Automobiles: 1.84%
71,500	Thor Industries Incorporated«	$2,656,940

Hotels, Restaurants & Leisure: 2.74%
50,000	CEC Entertainment Incorporated†	1,847,500
73,000	Papa Johns International Incorporated†«	2,095,100

		3,942,600

Household Durables: 3.03%
85,500	Ethan Allen Interiors Incorporated«	1,915,200
79,500	MDC Holdings Incorporated«	2,457,345

		4,372,545

Leisure Equipment & Products: 1.83%
129,950	RC2 Corporation†«	2,640,584

Specialty Retail: 6.06%
86,000	Aeropostale Incorporated†«	2,074,320
51,500	Group 1 Automotive Incorporated«	1,948,760
50,700	JoS. A. Bank Clothiers Incorporated†«	2,166,411
158,000	OfficeMax Incorporated†«	2,539,060

		8,728,551

Textiles, Apparel & Luxury Goods: 2.87%
74,500	Carter Incorporated†«	2,063,650
124,500	Volcom Incorporated«	2,066,700

		4,130,350

Consumer Staples: 4.19%

Food Products: 4.19%
70,000	Flowers Foods Incorporated«	1,766,100
30,500	J & J Snack Foods Corporation	1,295,335
48,500	Ralcorp Holdings Incorporated†	2,968,200

		6,029,635

Energy: 2.68%

Energy Equipment & Services: 2.68%
29,500	Oceaneering International Incorporated†	2,278,285
140,000	Tetra Technologies Incorporated†	1,589,000

		3,867,285

Financials: 13.73%

Capital Markets: 1.13%
45,000	Raymond James Financial Incorporated«	1,629,900

Commercial Banks: 7.38%
175,000	Associated Banc-Corporation«	2,446,500
236,050	Cathay General Bancorporation«	4,086,026
230,500	CVB Financial Corporation«	1,908,540
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTRINSIC SMALL CAP VALUE FUND

Shares	Security Name	Value
Commercial Banks (continued)
93,000	Zions Bancorporation«	$2,192,940

		10,634,006

Insurance: 5.22%
132,000	Horace Mann Educators Corporation	2,280,960
157,250	Selective Insurance Group Incorporated	2,795,905
54,700	Stancorp Financial Group Incorporated«	2,440,167

		7,517,032

Health Care: 13.98%

Health Care Equipment & Supplies: 2.18%
27,500	ICU Medical Incorporated†«	1,074,150
59,500	Steris Corporation«	2,071,790

		3,145,940

Health Care Providers & Services: 5.13%
81,320	Amedisys Incorporated†	2,772,199
261,000	AMN Healthcare Services Incorporated†	1,513,800
28,000	Chemed Corporation	1,742,440
149,000	Health Management Associates Incorporated Class A†«	1,355,900

		7,384,339

Life Sciences Tools & Services: 6.67%
24,000	Bio-Rad Laboratories Incorporated†	2,613,120
76,000	Charles River Laboratories International Incorporated†	2,914,600
72,500	Covance Incorporated†«	4,087,550

		9,615,270

Industrials: 19.39%

Air Freight & Logistics: 1.48%
76,500	Forward Air Corporation«	2,135,115

Commercial Services & Supplies: 11.86%
70,100	Copart Incorporated†	2,751,425
71,000	FTI Consulting Incorporated†«	2,589,370
45,500	Heidrick & Struggles International Incorporated	1,218,945
96,500	Kar Auction Services Incorporated†	1,432,060
143,500	Resources Connection Incorporated	2,875,740
111,800	Schawk Incorporated	2,039,232
177,000	School Specialty Incorporated†	2,309,850
30,000	United Stationers Incorporated†	1,868,400

		17,085,022

Construction & Engineering: 1.20%
208,500	Pike Electric Corporation†	1,724,295

Electrical Equipment: 1.23%
43,500	AMETEK Incorporated	1,773,930

Machinery: 1.58%
42,000	Wabtec Corporation«	2,276,400

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTRINSIC SMALL CAP VALUE FUND

Shares	Security Name	Value
Road & Rail: 2.04%
71,000	Landstar System Incorporated«	$2,941,530

Information Technology: 17.32%

Communications Equipment: 3.45%
466,000	Brocade Communications Systems Incorporated†	2,628,240
66,300	Plantronics Incorporated	2,347,020

		4,975,260

Computers & Peripherals: 3.83%
160,500	Avid Technology Incorporated†«	2,672,325
190,000	Electronics For Imaging Incorporated†	2,846,200

		5,518,525

Electronic Equipment & Instruments: 2.35%
160,000	Jabil Circuit Incorporated	3,233,600
5,500	Plexus Corporation†	148,720

		3,382,320

Internet Software & Services: 1.69%
123,500	DealerTrack Holdings Incorporated†«	2,440,978

Semiconductors & Semiconductor Equipment: 6.00%
92,000	ATMI Incorporated†	1,895,200
545,000	Entegris Incorporated†	4,169,250
58,000	Varian Semiconductor Equipment Associates Incorporated†«	2,578,100

		8,642,550

Materials: 1.42%

Paper & Forest Products: 1.42%
23,750	Neenah Paper Incorporated	457,425
131,500	P.H. Glatfelter Company	1,581,945

		2,039,370

Telecommunication Services: 1.23%

Diversified Telecommunication Services: 1.23%
146,130	General Communication Incorporated Class A†	1,769,634

Utilities: 1.45%

Electric Utilities: 1.45%
82,000	Westar Energy Incorporated«	2,091,000

Total Common Stocks (Cost $114,821,552)		135,090,906

Principal		Interest Rate	Maturity Date
Short-Term Investments: 36.56%

Corporate Bonds and Notes: 0.75%
$907,155	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	386,176
1,193,050	VFNC Corporation(a)(i)(v)±††	0.23	09/29/2011	691,969

				1,078,145

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     INTRINSIC SMALL CAP VALUE FUND

Shares	Security Name		Yield	Value
Investment Companies: 35.81%
9,134,225	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	$9,134,225
42,471,633	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.26	42,471,633

				51,605,858

Total Short-Term Investments (Cost $52,248,659)				52,684,003

Total Investments in Securities (Cost $167,070,211)*		130.32%		187,774,909
Other Assets and Liabilities, Net		(30.32)		(43,683,954)

Total Net Assets		100.00%		$144,090,955

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $169,240,309 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,904,279
Gross unrealized depreciation	(2,369,679)

Net unrealized appreciation	$18,534,600
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     SMALL CAP GROWTH FUND

Shares	Security Name	Value
Common Stocks: 95.14%

Consumer Discretionary: 19.10%

Diversified Consumer Services: 3.50%
1,283,650	Bridgepoint Education Incorporated	$23,439,449
281,500	Coinstar Incorporated«	11,651,285
537,864	Grand Canyon Education Incorporated	9,729,960

		44,820,694

Hotels, Restaurants & Leisure: 6.59%
685,700	Gaylord Entertainment Company«	22,861,238
1,358,564	Great Wolf Resorts Incorporated	3,953,421
752,900	Ruby Tuesday Incorporated	10,149,092
2,652,030	Scientific Games Corporation Class A†	27,368,950
1,234,007	Shuffle Master Incorporated«	12,753,462
176,180	WMS Industries Incorporated«	7,390,751

		84,476,914

Household Durables: 0.62%
182,600	Harman International Industries Incorporated	7,910,232

Internet & Catalog Retail: 1.32%
509,256	Shutterfly Incorporated	16,953,132

Leisure Equipment & Products: 1.62%
270,318	Polaris Industries Incorporated«	20,792,861

Media: 3.48%
1,553,105	Live Nation Incorporated	16,152,292
1,179,950	National Cinemedia Incorporated	20,814,318
352,485	Reachlocal Incorporated	7,684,173

		44,650,783

Specialty Retail: 1.97%
620,813	Express Incorporated	10,802,146
227,000	HHGregg Incorporated«	4,160,910
1,104,000	Pier 1 Imports Incorporated	10,344,480

		25,307,536

Consumer Staples: 0.47%
489,526	Primo Water Corporation	6,065,227

Energy: 3.71%

Oil, Gas & Consumable Fuels: 3.71%
323,750	Brigham Exploration Company	9,586,238
461,400	Carrizo Oil & Gas Incorporated«	15,618,390
1,513,200	Kodiak Oil & Gas Corporation«	9,608,820
298,700	Swift Energy Company«	12,742,542

		47,555,990

Financials: 4.75%

Capital Markets: 0.62%
954,450	MF Global Holdings Limited«	7,902,846

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     SMALL CAP GROWTH FUND

Shares	Security Name	Value
Commercial Banks: 0.46%
661,800	First Commonwealth Financial Corporation«	$4,255,374
290,000	Park Sterling Corporation	1,626,900

		5,882,274

Consumer Finance: 2.41%
833,284	Dollar Financial Corporation	25,523,489
381,363	Netspend Holdings Incorporated«	5,453,491

		30,976,980

Insurance: 1.26%
620,675	Tower Group Incorporated«	16,162,377

Health Care: 15.92%

Biotechnology: 3.70%
712,100	Acorda Therapeutics Incorporated	15,630,595
1,085,572	Halozyme Therapeutics Incorporated«	7,240,765
469,700	Onyx Pharmaceuticals Incorporated	16,573,365
1,004,367	Vanda Pharmaceuticals Incorporated	8,044,980

		47,489,705

Health Care Equipment & Supplies: 4.49%
424,500	Greatbatch Incorporated«	9,996,975
234,610	Sirona Dental Systems Incorporated	10,278,264
585,242	SonoSite Incorporated	19,640,722
845,157	Spectranetics Corporation	3,887,722
524,372	Volcano Corporation	13,770,009

		57,573,692

Health Care Providers & Services: 1.30%
355,700	Centene Corporation«	9,860,004
228,000	WellCare Health Plans Incorporated	6,817,200

		16,677,204

Health Care Technology: 1.53%
244,926	Quality Systems Incorporated	19,554,892

Life Sciences Tools & Services: 1.14%
1,121,200	Affymetrix Incorporated	5,437,820
540,039	Luminex Corporation«	9,169,862

		14,607,682

Pharmaceuticals: 3.76%
630,100	Auxilium Pharmaceuticals Incorporated	14,296,969
320,300	Impax Laboratories Incorporated	7,437,366
359,500	Jazz Pharmaceuticals Incorporated	8,038,420
1,127,900	ViroPharma Incorporated	18,497,560

		48,270,315

Industrials: 19.43%

Aerospace & Defense: 1.64%
379,500	DigitalGlobe Incorporated	11,654,445
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     SMALL CAP GROWTH FUND

Shares	Security Name	Value
Aerospace & Defense (continued)
132,108	Esterline Technologies Corporation	$9,403,447

		21,057,892

Air Freight & Logistics: 2.16%
352,600	Atlas Air Worldwide Holdings Incorporated	17,915,606
445,100	UTI Worldwide Incorporated«	9,747,690

		27,663,296

Commercial Services & Supplies: 9.04%
122,619	Clean Harbors Incorporated«	11,040,615
577,600	Corporate Executive Board Company	22,445,536
355,300	ICF International Incorporated	8,564,507
2,111,885	InnerWorkings Incorporated	13,304,876
475,700	Kforce Incorporated«†	8,505,516
1,662,972	On Assignment Incorporated	13,137,479
785,267	Resources Connection Incorporated	15,736,751
896,836	Sykes Enterprises Incorporated«	17,470,365
92,400	United Stationers Incorporated†	5,754,672

		115,960,317

Electrical Equipment: 0.72%
164,200	Wesco International Incorporated«	9,203,410

Machinery: 5.64%
284,395	Chart Industries Incorporated	10,329,226
158,900	CIRCOR International Incorporated	6,417,971
177,347	Gardner Denver Incorporated«	12,793,813
330,000	Robbins & Myers Incorporated	13,704,900
78,000	The Middleby Corporation«	6,381,180
1,225,700	Wabash National Corporation«	13,923,952
162,000	Wabtec Corporation«	8,780,400

		72,331,442

Road & Rail: 0.23%
236,212	RailAmerica Incorporated	2,945,564

Information Technology: 27.26%

Communications Equipment: 1.83%
340,900	Blue Coat Systems Incorporated«	9,821,329
464,426	Ixia«	7,305,421
453,300	Oclaro Incorporated«	6,291,804

		23,418,554

Internet Software & Services: 9.70%
279,800	Ancestry.com Incorporated	9,960,880
266,200	Constant Contact Incorporrated«	7,450,938
305,000	DealerTrack Holdings Incorporated«†	6,028,325
354,034	Dice Holdings Incorporated	4,623,684
1,783,826	GSI Commerce Incorporated«	41,099,351
1,124,570	Marchex Incorporated Class B	10,705,906
3,617,702	Move Incorporated	8,139,830
810,162	Quinstreet Incorporated	18,236,747
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     SMALL CAP GROWTH FUND

Shares	Security Name	Value
Internet Software & Services (continued)
357,122	VistaPrint NV	$18,084,658

		124,330,319

IT Services: 5.00%
558,045	Euronet Worldwide Incorporated«	10,206,643
270,989	Gartner Incorporated«	9,598,430
2,042,728	Global Cash Access Incorporated	6,230,320
1,100,649	Sapient Corporation«	13,152,756
526,191	Wright Express Corporation	24,899,358

		64,087,507

Semiconductors & Semiconductor Equipment: 5.69%
1,134,600	JA Solar Holdings Company Limited«	7,828,740
1,362,869	Microsemi Corporation	30,650,924
686,568	Monolithic Power Systems	10,071,953
3,129,450	PMC-Sierra Incorporated	24,472,299

		73,023,916

Software: 5.04%
267,500	Blackboard Incorporated	10,395,050
807,861	Synchronoss Technologies Incorporated	22,991,724
357,557	Taleo Corporation Class A	10,533,629
1,574,749	THQ Incorporated«	9,149,292
1,201,200	Tivo Incorporated«	11,615,604

		64,685,299

Materials: 2.11%

Chemicals: 2.11%
643,134	Calgon Carbon Corporation«†	9,171,091
232,600	Intrepid Potash Incorporated«	8,406,164
405,400	Solutia Incorporated	9,494,468

		27,071,723

Telecommunication Services: 2.39%

Diversified Telecommunication Services: 2.39%
1,426,032	Cbeyond Incorporated	20,891,369
2,469,859	PAETEC Holding Corporation«	9,755,939

		30,647,308

Total Common Stocks (Cost $1,022,096,241)		1,220,057,883

Principal		Interest Rate	Maturity Date
Short-Term Investments: 20.77%

Corporate Bonds and Notes: 0.41%
$4,433,561	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	1,887,367
5,830,825	VFNC Corporation(v)††±(a)(i)	0.23	09/29/2011	3,381,878

				5,269,245

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
     SMALL CAP GROWTH FUND

Shares	Security Name		Yield	Value
Short-Term Investments (continued)

Investment Companies: 20.36%
63,905,381	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	$63,905,381
197,127,286	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.26	197,127,286
				261,032,667

Total Short-Term Investments (Cost $264,174,243)				266,301,912

Total Investments in Securities
(Cost $1,286,270,484)*		115.91%		1,486,359,795

Other Assets and Liabilities, Net		(15.91)		(204,013,483)

Total Net Assets		100.00%		$1,282,346,312

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,305,533,243 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$250,167,506
Gross unrealized depreciation	(69,340,954)

Net unrealized appreciation	$180,826,552
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

Shares	Security Name	Value
Common Stocks: 85.20%

Consumer Discretionary: 12.55%

Auto Components: 0.31%
35,300	BorgWarner Incorporated«	$2,379,220

Distributors: 0.68%
218,900	LKQ Corporation«†	5,288,624

Diversified Consumer Services: 0.53%
43,500	Capella Education Company«†	2,490,375
45,600	Matthews International Corporation	1,616,064

		4,106,439

Hotels, Restaurants & Leisure: 2.95%
435,200	Ambassadors Group Incorporated«	4,804,608
102,000	Bally Technologies Incorporated«†	4,174,860
45,900	Home Inns & Hotels Management ADR«†	1,548,207
333,900	Pinnacle Entertainment Incorporated«†	5,035,212
522,100	Scientific Games Corporation Class A«†	5,388,072
419,200	Wendy’s Arby’s Group Incorporated	2,024,736

		22,975,695

Household Durables: 1.53%
85,200	American Greetings Corporation Class A«	1,851,396
141,300	Harman International Industries Incorporated	6,121,116
114,900	Jarden Corporation	3,895,110

		11,867,622

Media: 2.21%
236,800	Arbitron Incorporated«	9,872,192
384,300	Clear Channel Outdoor Holdings Incorporated†	5,337,927
53,600	Lamar Advertising Company Class A«†	1,974,624

		17,184,743

Specialty Retail: 4.04%
104,800	Children’s Place Retail Stores Incorporated«†	4,390,072
175,900	Collective Brands Incorporated«†	3,581,324
126,600	Jo Ann Stores Incorporated†	7,637,778
136,700	Lithia Motors Incorporated Class A«	1,845,450
287,100	Men’s Wearhouse Incorporated«	7,524,891
217,000	Rent-A-Center Incorporated«	6,453,580

		31,433,095

Textiles, Apparel & Luxury Goods: 0.30%
140,600	Volcom Incorporated	2,333,960

Consumer Staples: 2.58%

Food & Staples Retailing: 0.93%
192,000	Nash Finch Company«	7,232,640

Food Products: 1.65%
39,700	Diamond Foods Incorporated«	1,975,869
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

Shares	Security Name	Value
Food Products (continued)
263,600	Sanderson Farms Incorporated«	$10,836,596

		12,812,465

Energy: 4.99%

Energy Equipment & Services: 2.53%
660,300	Helix Energy Solutions Group Incorporated«†	8,187,720
1,080,900	Ram Power Corporation	2,115,708
265,900	Superior Energy Services Incorporated«†	9,338,408

		19,641,836

Oil, Gas & Consumable Fuels: 2.46%
103,200	Approach Resources Incorporated†	2,752,344
239,300	Penn Virginia Corporation«	4,159,034
196,500	SM Energy Company	12,214,440

		19,125,818

Financials: 13.51%

Capital Markets: 1.53%
51,600	Gleacher & Company Incorporated«†	109,650
315,800	Knight Capital Group Incorporated Class A«†	4,376,988
177,200	Lazard Limited	7,392,784

		11,879,422

Commercial Banks: 3.06%
50,300	Bank of Hawaii Corporation«	2,357,561
471,110	CVB Financial Corporation«	3,900,791
93,300	MB Financial Incorporated	1,834,278
260,100	Old National Bancorp«	2,790,873
126,000	Simmons First National Corporation	3,501,540
186,500	Texas Capital Bancshares Incorporated«†	4,548,735
97,300	Westamerica Bancorporation«	4,865,000

		23,798,778

Consumer Finance: 0.26%
50,600	Cash America International Incorporated«	2,035,638

Diversified Financial Services: 0.91%
176,500	Compass Diversified Holdings«	3,048,155
57,500	Greenhill & Company Incorporated	3,991,650

		7,039,805

Insurance: 2.57%
134,100	Brown & Brown Incorporated	3,320,316
112,400	Employers Holdings Incorporated«	1,887,196
195,100	Hilltop Holdings Incorporated†	1,913,931
76,500	Primerica Incorporated«	1,851,300
144,200	Reinsurance Group of America Incorporated	8,300,152
17,600	RLI Corporation	948,112
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

Shares	Security Name	Value
Insurance (continued)
39,800	Stancorp Financial Group Incorporated	$1,775,478

		19,996,485

Real Estate Investment Trusts (REITs): 3.32%
108,011	Health Care REIT Incorporated«	5,301,180
121,700	Home Properties Incorporated«	6,776,256
332,100	Investors Real Estate Trust«	2,968,974
203,000	Pebblebrook Hotel Trust	4,173,680
343,500	Redwood Trust Incorporated	5,142,195
76,100	Sabra Health Care REIT Incorporated	1,416,221

		25,778,506

Real Estate Management & Development: 0.48%
129,400	Altisource Portfolio Solutions†	3,750,012

Thrifts & Mortgage Finance: 1.38%
315,900	Brookline Bancorp Incorporated	3,421,197
725,700	Ocwen Financial Corporation«†	7,329,570

		10,750,767

Health Care: 12.04%

Biotechnology: 1.32%
100,900	Cepheid Incorporated«†	2,397,384
1,028,600	Lexicon Genetics Incorporated«†	1,738,334
73,700	Onyx Pharmaceuticals Incorporated†	2,600,505
213,400	Seattle Genetics Incorporated«†	3,497,626

		10,233,849

Health Care Equipment & Supplies: 4.38%
182,600	Alimera Sciences Incorporated«†	1,824,174
164,100	Cooper Companies Incorporated«	9,409,494
108,600	Haemonetics Corporation«†	6,444,324
223,900	Masimo Corporation«	6,711,403
82,000	NuVasive Incorporated«†	2,291,490
43,700	Volcano Corporation«†	1,147,562
155,900	West Pharmaceutical Services Incorporated	6,234,441

		34,062,888

Health Care Providers & Services: 6.04%
45,700	Amedisys Incorporated«†	1,557,913
134,500	AMERIGROUP Corporation«†	7,043,765
190,400	Brookdale Senior Living Incorporated†	4,160,240
236,200	Centene Corporation†	6,547,464
127,600	Emergency Medical Services Corporation«†	8,613,000
23,900	HMS Holdings Corporation«†	1,537,726
90,900	IPA The Hospitalist Company†	3,375,117
156,300	RehabCare Group Incorporated†	3,838,728
336,900	Team Health Holdings LLC«†	5,208,474
221,100	VCA Antech Incorporated«†	5,067,612

		46,950,039

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

Shares	Security Name	Value
Life Sciences Tools & Services: 0.30%
34,200	TECHNE Corporation«	$2,358,090

Industrials: 13.51%

Air Freight & Logistics: 0.52%
79,200	Atlas Air Worldwide Holdings Incorporated†	4,024,152

Airlines: 0.55%
41,200	Allegiant Travel Company«	1,917,448
314,400	Hawaiian Holdings Incorporated«†	2,323,416

		4,240,864

Building Products: 0.18%
112,300	Apogee Enterprises Incorporated	1,436,317

Commercial Services & Supplies: 5.85%
172,700	FTI Consulting Incorporated«†	6,298,369
240,300	Healthcare Services Group	3,806,352
261,800	IESI-BFC Limited	6,217,750
37,200	Kelly Services Incorporated Class A	731,910
247,100	Navigant Consulting Incorporated†	2,517,949
290,861	Standard Parking Corporation†	5,232,589
111,894	Stantec Incorporated†	3,191,384
110,800	Towers Watson & Company	6,041,924
395,125	Waste Connections Incorporated«	11,446,771

		45,484,998

Construction & Engineering: 1.08%
308,600	Great Lakes Dredge & Dock Company«	2,564,466
69,900	Michael Baker Corporation†	2,122,164
449,100	Pike Electric Corporation†	3,714,057

		8,400,687

Electrical Equipment: 0.91%
337,800	GrafTech International Limited«†	7,093,800

Machinery: 2.47%
84,000	Columbus Mckinnon Corporation†	1,417,080
242,300	Enpro Industries Incorporated«†	10,057,873
56,600	ESCO Technologies Incorporated	2,053,448
142,800	IDEX Corporation	5,663,448

		19,191,849

Road & Rail: 1.49%
212,500	Arkansas Best Corporation	5,429,375
122,700	Kansas City Southern«†	6,132,546

		11,561,921

Trading Companies & Distributors: 0.46%
114,000	Applied Industrial Technologies Incorporated	3,609,240

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

Shares	Security Name	Value
Information Technology: 14.71%

Communications Equipment: 0.46%
464,694	Mitel Networks Corporation†	$2,737,048
75,000	Tekelec«†	860,625

		3,597,673

Computers & Peripherals: 0.52%
109,900	QLogic Corporation†	1,957,319
220,400	Smart Technologies Incorporated Class A«†	2,076,168

		4,033,487

Electronic Equipment & Instruments: 1.62%
174,700	Aeroflex Holding Corporation†	2,741,043
216,000	Methode Electronics Incorporated	2,553,120
11,000	National Instruments Corporation	465,410
100,300	Rofin-Sinar Technologies Incorporated†	3,921,730
80,100	ScanSource Incorporated«†	2,900,421

		12,581,724

Internet Software & Services: 2.41%
238,300	ComScore Incorporated«†	5,709,668
288,000	Digital River Incorporated«†	9,141,120
235,200	Monster Worldwide Incorporated«†	3,916,080

		18,766,868

IT Services: 1.54%
61,200	Forrester Research Incorporated	2,181,168
168,800	Gartner Incorporated†	5,978,896
125,300	Genpact Limited«†	1,895,789
107,345	TNS Incorporated†	1,897,860

		11,953,713

Semiconductors & Semiconductor Equipment: 2.53%
568,500	Atmel Corporation†	7,697,490
102,100	FEI Company†	2,782,225
731,200	Integrated Device Technology Incorporated†	4,665,056
188,400	Standard Microsystems Corporation«†	4,531,020

		19,675,791

Software: 5.63%
233,600	Ariba Incorporated«†	6,561,824
79,900	Informatica Corporation«†	3,707,360
123,900	JDA Software Group Incorporated«†	3,739,302
254,100	Kenexa Corporation†	5,270,034
332,600	Netscout Systems Incorporated†	7,623,192
418,800	Parametric Technology Corporation«†	9,309,924
100,050	Progress Software Corporation«†	2,865,432
243,200	Websense Incorporated«†	4,659,712

		43,736,780

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

Shares	Security Name	Value
Materials: 7.11%

Chemicals: 2.15%
167,000	Cabot Corporation	$7,222,750
114,500	Innophos Holdings Incorporated	3,797,965
151,400	Olin Corporation	2,947,758
149,000	STR Holdings Incorporated«†	2,723,720

		16,692,193

Containers & Packaging: 1.33%
175,700	Graham Packaging Corporation†	3,062,451
205,900	Sonoco Products Company	7,319,745

		10,382,196

Metals & Mining: 2.69%
177,500	AMCOL International Corporation«	5,310,800
267,500	Jaguar Mining Incorporated«†	1,594,300
50,300	Kaiser Aluminum Corporation«	2,399,813
107,300	Metals USA Holdings Corporation†	1,630,960
297,200	Stillwater Mining Company«†	6,443,296
621,300	Taseko Mines Limited†	3,513,168

		20,892,337

Paper & Forest Products: 0.94%
429,100	Kapstone Paper & Packaging Corporation†	7,307,573

Telecommunication Services: 0.87%

Diversified Telecommunication Services: 0.87%
113,800	AboveNet Incorporated	6,777,928

Utilities: 3.33%

Electric Utilities: 2.67%
217,800	Cleco Corporation«	6,808,428
209,200	UniSource Energy Corporation«	7,491,452
253,200	Westar Energy Incorporated«	6,456,600

		20,756,480

Multi-Utilities: 0.66%
181,900	Northwestern Corporation	5,136,856

Total Common Stocks (Cost $530,094,561)		662,351,863

Investment Companies: 2.24%
222,800	iShares Russell 2000 Index Fund«	17,367,260

Total Investment Companies (Cost $15,998,081)		17,367,260

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Short-Term Investments: 41.07%

Corporate Bonds and Notes: 0.41%
$2,720,919	Gryphon Funding Limited(v)(a)(i)		0.00%	08/05/2011	$1,158,295
3,578,433	VFNC Corporation(v)††±(a)(i)		0.23	09/29/2011	2,075,491

					3,233,786

Shares			Yield
Investment Companies: 40.66%
85,176,490	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12		85,176,490
230,887,804	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.26		230,887,804

					316,064,294

Total Short-Term Investments (Cost $317,992,310)					319,298,180

Total Investments in Securities (Cost $864,084,952)*		128.51%			999,017,203

Other Assets and Liabilities, Net		(28.51)			(221,616,963)

Total Net Assets		100.00%			$777,400,240

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $867,872,674 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$151,822,777
Gross unrealized depreciation	(20,678,248)

Net unrealized appreciation	$131,144,529
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP VALUE FUND

Shares	Security Name	Value
Common Stocks: 90.32%

Consumer Discretionary: 4.97%

Diversified Consumer Services: 0.44%
1,319,337	Cambium Learning Group Incorporated†	$4,314,232
2,506,900	Corinthian Colleges Incorporated†	13,236,432
1,649,100	Voyager Expanded Learning Corporation(a)(i)	2

		17,550,666

Hotels, Restaurants & Leisure: 1.02%
1,792,605	Scientific Games Corporation Class A†	18,499,684
4,626,800	Wendy’s Arby’s Group Incorporated	22,347,444

		40,847,128

Household Durables: 0.81%
335,400	Cavco Industries Incorporated†	13,815,126
479,900	KB Home Incorporated	7,121,716
586,900	Skyline Corporation**	11,790,821

		32,727,663

Internet & Catalog Retail: 0.08%
1,782,900	dELiA*s Incorporated†**	3,298,365

Media: 0.58%
686,100	Discovery Communications Incorporated Class A†	23,299,956

Multiline Retail: 0.22%
746,567	Saks Incorporated†	8,749,765

Specialty Retail: 1.82%
1,831,500	Collective Brands Incorporated†	37,289,340
358,365	Foot Locker Incorporated	6,400,399
270,887	rue21 Incorporated†	7,991,167
2,168,900	Talbots Incorporated	11,842,194
307,026	Vitamin Shoppe Incorporated†	9,741,935

		73,265,035

Consumer Staples: 1.77%

Food Products: 1.13%
2,390,021	Del Monte Foods Company	45,314,798

Personal Products: 0.64%
2,330,200	Prestige Brands Holdings Incorporated†	25,725,408

Energy: 24.93%

Energy Equipment & Services: 9.53%
6,905,600	Global Industries Limited†**	55,348,384
1,185,100	Helix Energy Solutions Group Incorporated†	14,695,240
894,200	Helmerich & Payne Incorporated	52,516,366
6,631,041	ION Geophysical Corporation†	63,061,200
2,705,026	Key Energy Services Incorporated†	36,003,896
7,189,600	Newpark Resources Incorporated†**	42,993,808
582,688	Oceaneering International Incorporated†#	45,000,994
2,226,400	Parker Drilling Company†	9,662,576
830,200	PHI Incorporated (non-voting)†**	17,118,724
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP VALUE FUND

Shares	Security Name	Value
Energy Equipment & Services (continued)
126,792	PHI Incorporated (voting)†	$2,916,216
423,300	Pride International Incorporated†	13,757,250
3,434,263	Vantage Drilling Company†	6,387,729
1,954,149	Willbros Group Incorporated†	23,371,622

		382,834,005

Oil, Gas & Consumable Fuels: 15.40%
1,011,600	Forest Oil Corporation†#	39,250,080
3,873,100	InterOil Corporation†**#	268,018,520
6,481,300	McMoRan Exploration Company†#	101,432,345
367,724	Newfield Exploration Company†#	26,906,365
928,084	Petrohawk Energy Corporation†	18,608,084
958,052	PetroQuest Energy Incorporated†	7,511,128
208,888	Pioneer Natural Resources Company	19,877,782
295,519	Plains Exploration & Product Company†	10,461,373
1,986,500	Range Resources Corporation	99,066,755
1,947,055	Trilogy Energy Corporation	27,591,462

		618,723,894

Financials: 17.25%

Commercial Banks: 4.23%
306,809	Ameris Bancorp	2,923,890
630,300	Associated Banc-Corporation	8,811,594
1,087,852	Bancorp Incorporated†	10,225,809
1,520,819	Center Financial Corporation	11,178,020
1,216,590	CenterState Banks Incorporated	8,929,771
428,500	City National Corporation	24,763,015
1,150,300	First Horizon National Corporation	13,032,899
445,396	IBERIABANK Corporation	25,262,861
944,568	Park Sterling Corporation	5,299,026
341,046	Sandy Spring Bancorp Incorporated	6,548,083
276,900	SVB Financial Group†#	14,528,943
815,562	Western Liberty Bancorp†**	3,751,585
2,202,500	Whitney Holding Corporation	29,315,275
1,184,555	Wilmington Trust Corporation	5,188,351

		169,759,122

Diversified Financial Services: 0.23%
554,506	NBH Holdings Corporation†(a)††	9,287,976

Insurance: 2.75%
1,678,368	Argo Group International Holdings Limited**	59,783,468
1,740,300	Hilltop Holdings Incorporated†	17,072,343
526,608	Mercury General Corporation	22,354,510
819,000	OneBeacon Insurance Group Limited	11,261,250

		110,471,571

Real Estate Investment Trusts (REITs): 9.69%
3,563,200	Anworth Mortgage Asset Corporation	24,479,184
312,000	Armour Residential Incorporated	2,439,840
4,077,000	Capstead Mortgage Corporation**	51,818,670
36,641,100	Chimera Investment Corporation	153,892,620
448,300	Crexus Investment Corporation	6,011,703
1,091,300	Hatteras Financial Corporation	31,189,354
1,703,200	Invesco Mortgage Capital	38,100,584
5,094,000	MFA Mortgage Investments Incorporated	41,617,980
1,031,591	Redwood Trust Incorporated	15,442,917
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP VALUE FUND

Shares	Security Name	Value
Real Estate Investment Trusts (REITs) (continued)
735,881	Sun Communities Incorporated	$24,372,379

		389,365,231

Thrifts & Mortgage Finance: 0.35%
706,700	First Niagara Financial Group Incorporated	9,808,996
348,000	Northwest Bancshares Incorporated	4,076,820

		13,885,816

Health Care: 6.92%

Biotechnology: 0.08%
565,900	Infinity Pharmaceuticals Incorporated†	3,202,994

Health Care Equipment & Supplies: 2.61%
234,187	Gen-Probe Incorporated†	14,728,020
823,200	Hologic Incorporated†	16,398,144
5,352,000	Orasure Technologies Incorporated†**#	34,627,440
426,083	Steris Corporation	14,836,210
1,116,797	Symmetry Medical Incorporated†	10,687,747
199,886	Varian Medical Systems Incorporated†	13,506,297

		104,783,858

Health Care Providers & Services: 2.61%
966,400	Amedisys Incorporated†#	32,944,576
353,100	Community Health Systems Incorporated†#	12,400,872
2,231,500	Cross Country Healthcare Incorporated†**	16,066,800
1,304,500	Gentiva Health Services Incorporated†	30,029,590
533,749	Healthways Incorporated†	6,388,976
275,136	Omnicare Incorporated	7,131,525

		104,962,339

Health Care Technology: 0.20%
316,909	Medidata Solutions Incorporated†	7,906,880

Life Sciences Tools & Services: 1.42%
1,558,557	Accelrys Incorporated†	12,811,339
238,200	Life Technologies Corporation†	12,931,878
1,376,099	Nordion Incorporated	15,715,051
671,100	Parexel International Corporation†	15,576,231

		57,034,499

Industrials: 12.69%

Aerospace & Defense: 0.15%
1,849,300	Ascent Solar Technologies Incorporated†**	5,862,281

Airlines: 4.57%
668,200	Alaska Air Group Incorporated†#	39,584,168
3,891,100	Delta Air Lines Incorporated†	45,409,137
322,600	Lan Airlines SA ADR	9,048,930
3,519,100	United Continental Holdings Incorporated†#	89,385,140

		183,427,375

Commercial Services & Supplies: 4.36%
1,657,186	ABM Industries Incorporated	42,589,680
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP VALUE FUND

Shares	Security Name	Value
Commercial Services & Supplies (continued)
2,782,068	ACCO Brands Corporation†**	$22,840,778
2,432,600	GEO Group Incorporated†	57,822,902
1,106,700	Healthcare Services Group	17,530,128
2,376,139	Hill International Incorporated†**	15,444,904
436,100	Kforce Incorporated†	7,797,468
331,216	Verisk Analytics Incorporated Class A	11,205,037

		175,230,897

Construction & Engineering: 2.30%
2,611,200	Chicago Bridge & Iron Company NV#	85,882,368
772,450	Primoris Services Corporation	6,341,815

		92,224,183

Electrical Equipment: 0.92%
1,762,000	GrafTech International Limited†	37,002,000

Road & Rail: 0.28%
1,217,200	Covenant Transport Incorporated Class A†**	10,918,284
137,241	YRC Worldwide Incorporated†	555,826

		11,474,110

Trading Companies & Distributors: 0.11%
136,000	Applied Industrial Technologies Incorporated	4,305,760

Information Technology: 7.00%

Communications Equipment: 1.60%
2,406,200	Brocade Communications Systems Incorporated†	13,570,968
1,964,600	China GrenTech Corporation Limited ADR†**	6,031,322
2,582,942	Harmonic Incorporated†	21,800,030
13,137,500	MRV Communications Incorporated†**	22,859,250

		64,261,570

Computers & Peripherals: 1.57%
3,595,364	Cray Incorporated†**	26,875,346
3,196,949	Intermec Incorporated†**	36,317,341

		63,192,687

Electronic Equipment & Instruments: 3.74%
365,600	Checkpoint Systems Incorporated†	7,556,952
655,600	Cognex Corporation#	20,546,504
884,300	Coherent Incorporated†	47,354,265
1,027,600	OSI Systems Incorporated†**	39,038,524
3,340,200	Power One Incorporated†	35,740,140

		150,236,385

Office Electronics: 0.09%
90,335	Zebra Technologies Corporation†	3,514,032

Materials: 14.14%

Chemicals: 0.49%
1,392,100	Calgon Carbon Corporation†	19,851,346

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP VALUE FUND

Shares	Security Name			Value
Containers & Packaging: 0.21%
7,509,224	Intertape Polymer Group Incorporated†**			$8,485,423

Metals & Mining: 13.08%
685,400	Agnico-Eagle Mines Limited#			46,908,776
1,037,597	Carpenter Technology Corporation#			42,697,117
2,601,300	Eldorado Gold Corporation			41,932,956
3,861,500	Great Basin Gold Limited†			10,271,590
582,100	Harry Winston Diamond Corporation			6,280,859
3,141,905	Jaguar Mining Incorporated†			18,725,754
2,115,333	Petaquilla Minerals Limited†			2,451,671
2,627,900	Randgold Resources Limited ADR#			201,008,066
758,689	Royal Gold Incorporated			35,203,170
12,409,548	Sandstorm Resources Limited†(i)			9,790,326
779,539	Silver Standard Resources Incorporated†			17,976,169
2,335,335	Steel Dynamics Incorporated			42,503,097
394,700	United States Steel Corporation			22,762,349
89,257	Webco Industries Incorporated†(a)(i)**			8,211,644
1,632,700	Yamana Gold Incorporated			18,449,510

				525,173,054

Paper & Forest Products: 0.36%
1,674,300	Wausau Paper Corporation			14,348,751

Telecommunication Services: 0.65%

Diversified Telecommunication Services: 0.65%
9,161,390	Cincinnati Bell Incorporated†			26,109,962

Total Common Stocks (Cost $2,759,710,557)				3,627,696,785

Investment Companies: 1.34%
587,600	KBW Regional Banking ETF			15,353,988
713,936	Market Vectors Gold Miners ETF			38,495,429

Total Investment Companies (Cost $37,327,096)				53,849,417

Warrants: 0.00%

			Expiration Date
Financials: 0.00%

Real Estate Investment Trusts (REITs): 0.00%
314,556	Armour Residential Incorporated†		11/07/2011	22,019

Materials: 0.00%

Metals & Mining: 0.00%
470,242	Sandstorm Resources Limited†(i)		04/23/2014	131,490

Total Warrants (Cost $0)				153,509

Short-Term Investments: 8.74%

		Yield
Investment Companies: 8.74%
350,894,706	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%		350,894,706

Total Short-Term Investments (Cost $350,894,706)				350,894,706

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL CAP VALUE FUND

Shares Security Name		Yield	Value
Total Investments in Securities (Cost $3,147,932,359)*	100.40%		$4,032,594,417

Other Assets and Liabilities, Net	(0.40)		(15,957,796)

Total Net Assets	100.00%		$4,016,636,621

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.

#	All or a portion of this security segragated as collateral for written options.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,184,391,445 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,170,426,442
Gross unrealized depreciation	(322,223,470)

Net unrealized appreciation	$848,202,972
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL/MID CAP VALUE FUND

Shares	Security Name	Value
Common Stocks: 97.12%

Consumer Discretionary: 6.24%

Auto Components: 0.74%
61,615	Gentex Corporation	$1,975,993

Hotels, Restaurants & Leisure: 0.82%
676,447	Century Casinos Incorporated†	1,724,940
507,455	Empire Resorts Incorporated	440,116

		2,165,056

Household Durables: 1.15%
74,388	Cavco Industries Incorporated†	3,064,042

Leisure Equipment & Products: 0.56%
209,155	Black Diamond Incorporated†	1,474,543

Media: 2.55%
691,830	Entravision Communications Corporation Class A†	1,494,353
108,285	Interpublic Group of Companies Incorporated†	1,157,567
154,831	Outdoor Channel Holdings Incorporated	1,238,648
129,905	Regal Entertainment Group Class A	1,579,645
27,940	Scripps Networks Interactive Incorporated	1,299,210

		6,769,423

Specialty Retail: 0.42%
498,800	Bakers Footwear Group Incorporated**†	473,860
20,225	Vitamin Shoppe Incorporated†	641,739

		1,115,599

Consumer Staples: 0.51%

Household Products: 0.51%
34,050	WD-40 Company	1,340,549

Energy: 22.79%

Energy Equipment & Services: 5.73%
373,425	Global Industries Limited†	2,993,001
151,850	Helix Energy Solutions Group Incorporated†	1,882,940
22,095	Helmerich & Payne Incorporated	1,297,639
134,080	Key Energy Services Incorporated†	1,784,605
509,676	Newpark Resources Incorporated†	3,047,862
13,820	Pioneer Natural Resources Company	1,315,111
29,825	Pride International Incorporated†	969,313
160,805	Willbros Group Incorporated†	1,923,228

		15,213,699

Oil, Gas & Consumable Fuels: 17.06%
83,050	Canadian Natural Resources Limited	3,697,386
65,320	El Paso Corporation	1,037,282
70,622	Energy XXI Bermuda Limited	2,034,620
218,099	InterOil Corporation†	15,092,451
54,115	James River Coal Company†	1,216,776
31,865	Marathon Oil Corporation	1,456,231
433,135	McMoRan Exploration Company†	6,778,563
13,575	Newfield Exploration Company†	993,283
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL/MID CAP VALUE FUND

Shares	Security Name	Value
Oil, Gas & Consumable Fuels (continued)
36,335	Penn West Petroleum Limited	$998,849
40,785	Plains Exploration & Product Company†	1,443,789
102,602	Range Resources Corporation	5,116,762
65,155	SandRidge Energy Incorporated†	484,753
129,549	Triangle Petroleum Corporation†	1,010,482
279,700	Trilogy Energy Corporation	3,963,592

		45,324,819

Financials: 18.73%

Capital Markets: 0.42%
76,775	Artio Global Investos Incorporated	1,124,754

Commercial Banks: 4.63%
155,947	1st United Bancorp Incorporated†	1,021,453
179,416	American River Holdings	1,173,381
73,695	Bancorp Incorporated†	692,733
99,770	Center Financial Corporation	733,310
29,825	IBERIABANK Corporation	1,691,674
70,675	Midsouth Bancorp Incorporated	948,459
269,035	Pacific Premier Bancorp Incorporated†	1,794,463
124,290	Sierra Bancorp	1,341,089
78,050	Sterling Bancorp	764,110
37,105	Univest Corporation of Pennsylvania	639,505
63,850	Washington Banking Company	871,553
71,795	Western Liberty Bancorp†	330,257
67,835	Wilmington Trust Corporation	297,117

		12,299,104

Insurance: 2.77%
104,175	Argo Group International Holdings Limited	3,710,714
670,760	First Acceptance Corporation†	1,234,198
114,651	Hilltop Holdings Incorporated†	1,124,726
30,425	Mercury General Corporation	1,291,541

		7,361,179

Real Estate Investment Trusts (REITs): 9.99%
128,458	Annaly Capital Management Incorporated	2,290,406
232,895	Anworth Mortgage Asset Corporation	1,599,989
212,025	Capstead Mortgage Corporation	2,694,838
2,304,716	Chimera Investment Corporation	9,679,807
64,115	Hatteras Financial Corporation	1,832,407
124,765	MFA Mortgage Investments Incorporated	1,019,330
789,811	Origen Financial Incorporated	1,500,641
67,461	Redwood Trust Incorporated	1,009,891
66,345	Sun Communities Incorporated	2,197,346
259,815	UMH Properties Incorporated	2,709,870

		26,534,525

Real Estate Management & Development: 0.52%
130,950	Kennedy Wilson Holdings Incorporated†	1,381,523

Thrifts & Mortgage Finance: 0.40%
50,150	First Niagara Financial Group Incorporated	696,082
30,415	Northwest Bancshares Incorporated	356,312

		1,052,394

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL/MID CAP VALUE FUND

Shares	Security Name	Value
Health Care: 7.08%

Health Care Equipment & Supplies: 3.24%
377,862	Allied Healthcare Products Incorporated†	$1,594,578
270,908	Enteromedics Incorporated†	734,161
13,305	Haemonetics Corporation†	789,519
465,197	Orasure Technologies Incorporated†	3,009,825
17,690	Stryker Corporation	1,018,236
66,925	Wright Medical Group Incorporated†	994,506
11,340	Zoll Medical Corporation†	468,909

		8,609,734

Health Care Providers & Services: 1.44%
124,000	Cross Country Healthcare Incorporated†	892,800
45,400	Ensign Group Incorporated	1,096,864
73,956	Genoptix Incorporated†	1,845,942

		3,835,606

Health Care Technology: 1.92%
26,325	Computer Programs & Systems Incorporated	1,366,268
297,905	Merge Healthcare Incorporated†	1,275,033
99,310	Omnicell Incorporated†	1,383,885
57,545	Transcend Services Incorporated†	1,060,554

		5,085,740

Life Sciences Tools & Services: 0.48%
156,138	Accelrys Incorporated†	1,283,454

Industrials: 11.80%

Aerospace & Defense: 1.01%
157,425	Orbital Sciences Corporation†	2,685,671

Airlines: 0.52%
228,825	JetBlue Airways Corporation†	1,372,950

Building Products: 0.53%
275,325	Patrick Industries Incorporated†	591,949
174,701	U.S. Home Systems Incorporated†	819,348

		1,411,297

Commercial Services & Supplies: 4.81%
54,180	ABM Industries Incorporated	1,392,426
166,245	ACCO Brands Corporation†	1,364,871
40,680	Avery Dennison Corporation	1,712,221
23,130	Cintas Corporation	649,028
26,310	Corrections Corporation of America	652,751
161,462	GEO Group Incorporated†	3,837,952
73,223	Healthcare Services Group	1,159,852
69,897	Standard Parking Corporation†	1,257,447
21,725	Verisk Analytics Incorporated Class A	734,957

		12,761,505

Construction & Engineering: 1.64%
168,394	Integrated Electrical Services Incorporated†	634,845
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL/MID CAP VALUE FUND

Shares	Security Name	Value
Construction & Engineering (continued)
451,465	Primoris Services Corporation	$3,706,528

		4,341,373

Machinery: 1.02%
44,345	Actuant Corporation Class A	1,229,687
38,190	Kaydon Corporation	1,478,335

		2,708,022

Marine: 0.45%
466,090	Star Bulk Carriers Corporation	1,207,173

Professional Services: 1.81%
740,390	Hill International Incorporated†	4,812,535

Road & Rail: 0.01%
8,881	YRC Worldwide Incorporated†	35,968

Information Technology: 14.81%

Communications Equipment: 5.26%
412,889	Bigband Networks Incorporated†	1,094,156
293,520	Brocade Communications Systems Incorporated†	1,655,453
381,204	China GrenTech Corporation Limited ADR†	1,170,296
12,455	InterDigital Incorporated	599,708
2,344,635	MRV Communications Incorporated†	4,079,665
1,864,245	Sandvine Corporation†	5,377,415

		13,976,693

Computers & Peripherals: 1.73%
264,600	Cray Incorporated†	1,977,885
231,540	Intermec Incorporated†	2,630,294

		4,608,179

Electronic Equipment & Instruments: 2.09%
511,552	Evans & Sutherland Computer Corporation†	475,743
43,011	OSI Systems Incorporated†	1,633,988
33,000	Plexus Corporation†	892,320
231,525	Power One Incorporated†	2,477,318
5,266	Richardson Electronics Limited	68,142

		5,547,511

IT Services: 2.01%
614,683	Tier Technologies Incorporated Class B†	3,559,015
88,470	Western Union Company	1,794,172

		5,353,187

Semiconductors & Semiconductor Equipment: 3.40%
180,345	FormFactor Incorporated†	1,541,950
180,560	MEMC Electronic Materials Incorporated†	2,002,410
354,050	Micron Technology Incorporated†	3,731,687
1,170,920	Trident Microsystems Incorporated†	1,744,671

		9,020,718

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL/MID CAP VALUE FUND

Shares	Security Name		Value
Software: 0.32%
28,520	Henry Jack & Associates Incorporated		$843,051

Materials: 14.51%

Chemicals: 0.25%
11,705	International Flavors & Fragrances Incorporated		667,770

Containers & Packaging: 0.32%
760,051	Intertape Polymer Group Incorporated†		858,858

Metals & Mining: 13.94%
36,650	Agnico-Eagle Mines Limited		2,508,326
524,885	Endeavour Mining Corporation		1,493,905
49,055	Goldcorp Incorporated		1,972,502
1,020,660	Lucara Diamond Corporation†		1,065,569
2,119,535	Minera Andes Incorporated†		5,379,380
41,355	Newmont Mining Corporation		2,277,420
585,500	Petaquilla Minerals Limited†		678,595
135,907	Randgold Resources Limited ADR		10,395,526
2,992,475	Rockwell Diamonds Incorporated†		172,367
12,881,250	Rockwell Diamonds Incorporated — Toronto Exchange†		707,514
55,500	Royal Gold Incorporated		2,575,200
585,220	San Gold Corporation†		1,697,138
263,033	Sandstorm Metals & Energy Limited†		149,727
3,101,385	Sandstorm Resources Limited†		2,446,791
51,468	Silver Standard Resources Incorporated†		1,186,852
18,885	United States Steel Corporation		1,089,098
108,440	Yamana Gold Incorporated		1,225,362

			37,021,272

Telecommunication Services: 0.65%

Diversified Telecommunication Services: 0.65%
605,620	Cincinnati Bell Incorporated†		1,726,017

Total Common Stocks (Cost $202,979,702)			257,971,486

Investment Companies: 1.10%
48,780	KBW Regional Banking ETF		1,274,621
47,993	Market Vectors Junior Gold Miners Mutual Fund ETF		1,636,561

Total Investment Companies (Cost $2,310,194)			2,911,182

		Expiration Date
Warrants: 0.38%

Health Care: 0.25%

Health Care Equipment & Supplies: 0.25%
270,908	EnteroMedics Incorporated†	06/13/2016	663,725

Materials: 0.13%

Metals & Mining: 0.13%
904,067	Sandstorm Resources Limited†	04/23/2014	334,054

Total Warrants (Cost $15,993)			997,779

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SMALL/MID CAP VALUE FUND

Shares	Secuirty Name		Yield	Value
Short-Term Investments: 1.38%

Investment Companies: 1.38%
3,671,745	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	$3,671,745

Total Short-Term Investments (Cost $3,671,745)				3,671,745

Total Investments in Securities (Cost $208,977,634)*		99.98%		$265,552,192

Other Assets and Liabilities, Net		0.02		60,049

Total Net Assets		100.00%		$265,612,241

**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.

(l)	Investment in an affiliate.

†	Non-income earning securities.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $217,982,037 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$63,136,959
Gross unrealized depreciation	(15,566,804)

Net unrealized depreciation	$47,570,155
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

Wells Fargo Advantage Small and Mid Cap Stock Funds	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

TRADITIONAL SMALL CAP GROWTH FUND

Shares	Security Name	Value
Common Stocks: 97.95%

Consumer Discretionary: 15.99%

Diversified Consumer Services: 1.60%
21,800	Coinstar Incorporated†	$902,302
70,974	Steiner Leisure Limited«	3,145,568

		4,047,870

Hotels, Restaurants & Leisure: 4.44%
119,500	California Pizza Kitchen Incorporated†	1,913,195
36,800	P.F. Chang’s China Bistro Incorporated	1,694,272
144,300	Pinnacle Entertainment Incorporated«†	2,176,044
254,700	Shuffle Master Incorporated†	2,632,325
168,200	Texas Roadhouse Incorporated Class A«†	2,795,484

		11,211,320

Household Durables: 0.48%
28,300	Sodastream International Limited«†	1,216,617

Internet & Catalog Retail: 0.49%
21,880	Blue Nile Incorporated«†	1,243,878

Media: 1.04%
148,626	National CineMedia Incorporated	2,621,763

Specialty Retail: 4.76%
45,100	Children’s Place Retail Stores Incorporated«†	1,889,239
51,800	DSW Incorporated Class A«†	1,724,422
56,200	Genesco Incorporated«†	2,086,706
57,000	Hibbett Sports Incorporated†	1,825,140
60,500	Ulta Salon Cosmetics & Fragrance Incorporated«†	2,240,920
70,538	Vitamin Shoppe Incorporated†	2,238,171

		12,004,598

Textiles, Apparel & Luxury Goods: 3.18%
26,600	Deckers Outdoor Corporation«†	1,952,174
148,700	Iconix Brand Group Incorporated†	2,951,695
61,300	Warnaco Group Incorporated«†	3,131,204

		8,035,073

Consumer Staples: 1.92%

Food Products: 0.72%
36,600	Diamond Foods Incorporated«	1,821,582

Personal Products: 1.20%
117,900	Elizabeth Arden Incorporated«†	3,017,061

Energy: 7.90%

Energy Equipment & Services: 1.82%
210,438	Matrix Service Company†	2,369,532
187,041	Willbros Group Incorporated†	2,237,010

		4,606,542

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

Wells Fargo Advantage Small and Mid Cap Stock Funds	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

TRADITIONAL SMALL CAP GROWTH FUND

Shares	Security Name	Value
Oil, Gas & Consumable Fuels: 6.08%
76,100	Georesources Incorporated†	$2,103,404
188,300	Goodrich Petroleum Corporation«†	3,995,726
40,300	Newfield Exploration Company†	2,948,751
101,300	Petrohawk Energy Corporation†	2,031,065
113,680	World Fuel Services Corporation«	4,267,547

		15,346,493

Financials: 8.36%

Capital Markets: 2.07%
55,500	Evercore Partners Incorporated Class A	1,792,650
53,765	Stifel Financial Corporation†	3,449,562

		5,242,212

Commercial Banks: 2.97%
168,200	PrivateBancorp Incorporated«	2,585,234
103,100	Texas Capital Bancshares Incorporated«†	2,514,609
72,800	Wintrust Financial Corporation«	2,395,848

		7,495,691

Consumer Finance: 1.41%
115,934	Dollar Financial Corporation«†	3,551,058

Diversified Financial Services: 1.91%
82,900	Higher One Holding Incorporated«†	1,576,758
44,900	Portfolio Recovery Associates Incorporated†	3,239,086

		4,815,844

Health Care: 14.64%

Biotechnology: 2.90%
35,900	Alexion Pharmaceuticals Incorporated«†	3,009,138
227,300	Exact Sciences Corporation«†	1,281,972
144,700	Incyte Corporation«†	2,132,878
54,600	Seattle Genetics Incorporated«†	894,894

		7,318,882

Health Care Equipment & Supplies: 5.03%
102,100	American Medical Systems Holdings Incorporated«†	1,992,992
226,188	DexCom Incorporated†	3,190,382
144,291	Natus Medical Incorporated«†	2,173,022
89,300	Volcano Corporation«†	2,345,018
72,500	Zoll Medical Corporation«†	2,997,875

		12,699,289

Health Care Providers & Services: 2.56%
24,400	Emergency Medical Services Corporation«†	1,647,000
38,000	HMS Holdings Corporation«†	2,444,920
64,300	IPC The Hospitalist Company†	2,387,459

		6,479,379

Health Care Technology: 1.55%
69,300	MedAssets Incorporated«†	1,360,359
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

Wells Fargo Advantage Small and Mid Cap Stock Funds	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

TRADITIONAL SMALL CAP GROWTH FUND

Shares	Security Name	Value
Health Care Technology (continued)
53,000	SXC Health Solutions Corporation†	$2,549,830

		3,910,189

Pharmaceuticals: 2.60%
201,400	Nektar Therapeutics Company«†	2,257,694
63,300	Salix Pharmaceuticals Limited†	2,593,401
105,500	Viropharma Incorporated†	1,730,200

		6,581,295

Industrials: 12.51%

Aerospace & Defense: 1.83%
201,443	Hexcel Corporation«†	3,831,446
55,300	KEYW Holding Corporation«†	805,721

		4,637,167

Air Freight & Logistics: 0.81%
72,961	Forward Air Corporation	2,036,342

Commercial Services & Supplies: 1.93%
50,000	Consolidated Graphics Incorporated†	2,502,500
376,122	InnerWorkings Incorporated«	2,369,569

		4,872,069

Electrical Equipment: 2.85%
105,000	EnerSys Company	3,446,100
77,737	Polypore International Incorporated«†	3,743,037

		7,189,137

Machinery: 2.55%
84,400	Barnes Group Incorporated«	1,672,808
70,047	RBC Bearings Incorporated«†	2,435,534
123,100	Titan International Incorporated	2,338,900

		6,447,242

Trading Companies & Distributors: 2.54%
116,023	Interline Brands Incorporated†	2,463,168
66,600	MSC Industrial Direct Company«	3,958,038

		6,421,206

Information Technology: 31.24%

Communications Equipment: 3.09%
31,000	Acme Packet Incorporated†	1,667,180
66,400	ADTRAN Incorporated«	2,731,032
76,700	Aruba Networks Incorporated†	1,652,885
49,369	Plantronics Incorporated	1,747,663

		7,798,760

Computers & Peripherals: 0.18%
167,100	Quantum Corporation†	449,499

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

Wells Fargo Advantage Small and Mid Cap Stock Funds	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

TRADITIONAL SMALL CAP GROWTH FUND

Shares	Security Name	Value
Electronic Equipment & Instruments: 1.83%
109,800	Ciena Corporation«†	$2,418,894
49,400	DTS Incorporated«†	2,214,108

		4,633,002

Internet Software & Services: 10.80%
122,900	Cogent Communications Group Incorporated†	1,676,356
161,236	ComScore Incorporated†	3,863,215
75,418	Constant Contact Incorporated«†	2,110,950
31,654	Equinix Incorporated†	2,798,847
86,100	GSI Commerce Incorporated«†	1,983,744
186,842	LivePerson Incorporated†	2,049,657
44,100	LogMeIn Incorporated†	1,699,173
311,316	NIC Incorporated	3,184,763
62,300	Rackspace Hosting Incorporated«†	2,087,673
42,704	SPS Commerce Incorporated†	677,926
438,349	Support.com Incorporated†	2,428,453
105,208	Vocus Incorporated†	2,728,043

		27,288,800

IT Services: 0.51%
334,400	Lionbridge Technologies Incorporated†	1,284,096

Semiconductors & Semiconductor Equipment: 7.55%
118,771	ATMI Incorporated†	2,446,683
56,400	Cavium Networks Incorporated†	2,230,056
147,416	Inphi Corporation†	2,790,585
82,484	Mellanox Technologies«†	2,255,937
68,200	NetLogic Microsystems Incorporated«†	2,377,452
68,000	Power Integrations Incorporated«	2,511,240
216,900	Silicon Image Incorporated†	1,487,934
119,300	Volterra Semiconductor Corporation«†	2,964,605

		19,064,492

Software: 7.28%
58,778	Concur Technologies Incorporated«†	2,999,441
137,400	Radiant Systems Incorporated†	2,507,550
74,400	Reald Incorporated†	1,761,048
47,295	Realpage Incorporated†	1,295,410
101,570	Smith Micro Software Incorporated†	1,281,813
41,700	Sourcefire Incorporated«†	1,026,237
150,000	Taleo Corporation Class A«†	4,419,000
63,974	Ultimate Software Group Incorporated«†	3,109,136

		18,399,635

Materials: 5.39%

Chemicals: 3.55%
60,500	Cytec Industries Incorporated	3,299,670
59,138	Intrepid Potash Incorporated«	2,137,247
87,152	Rockwood Holdings Incorporated«†	3,537,499

		8,974,416

Metals & Mining: 1.84%
84,597	Brush Engineered Materials Incorporated†	2,959,203
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

Wells Fargo Advantage Small and Mid Cap Stock Funds	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

TRADITIONAL SMALL CAP GROWTH FUND

Shares	Security Name			Value
Metals & Mining (continued)
41,100	Carpenter Technology Corporation			$1,691,265
				4,650,468

Total Common Stocks (Cost $174,342,508)				247,412,967

			Yield
Short-Term Investments: 30.77%

Investment Companies: 30.77%
4,784,353	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	4,784,353
72,927,641	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)		0.26	72,927,641

Total Short-Term Investments (Cost $77,711,994)				77,711,994

Total Investments in Securities (Cost $252,054,502)*		128.72%		$325,124,961

Other Assets and Liabilities, Net		(28.72)		(72,546,973)

Total Net Assets		100.00%		$252,577,988

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $247,233,212 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$79,529,331
Gross unrealized depreciation	(1,627,582)

Net unrealized appreciation	$77,901,749
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS (unaudited)	January 31, 2011
The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Valuation Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.
Options
Certain Funds may be subject to equity price in the normal course of pursuing its investment objectives. The Funds may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Funds may also purchase call or put options. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Funds to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair Valuation Measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of January 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Intrinsic Small Cap Value Fund

Equity securities
Common stocks	$135,090,906	$0	$0	$135,090,906
Short-term investments
Corporate bonds and notes	0	0	1,078,145	1,078,145
Investment companies	9,134,225	42,471,633	0	51,605,858

	$144,225,131	$42,471,633	$1,078,145	$187,774,909

Small Cap Growth Fund
Equity securities
Common stocks	$1,220,057,883	$0	$0	$1,220,057,883
Short-term investments
Corporate bonds and notes	0	0	5,269,245	5,269,245
Investment companies	63,905,381	197,127,286	0	261,032,667

	$1,283,963,264	$197,127,286	$5,269,245	$1,486,359,795

Small Cap Opportunities Fund
Equity securities	$662,351,863	$0	$0	$662,351,863
Common stocks
Investment companies	0	17,367,260	0	17,367,260

Short-term investments	0	0	3,233,786	3,233,786
Corporate bonds and notes
Investment companies	85,176,490	230,887,804	0	316,064,294

	$747,528,353	$248,255,064	$3,233,786	$999,017,203

Small Cap Value Fund

Equity securities
Common stocks	$3,610,197,163	$0	$17,499,622	$3,627,696,785
Warrants	0	153,509	0	153,509

Investment companies	53,849,417	0	0	53,849,417
Short-term investments
Investment companies	350,894,706	0	0	350,894,706

	$4,014,941,286	$153,509	$17,499,622	$4,032,594,417

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Small /Mid Cap Value Fund

Equity securities
Common stocks	$257,971,486	$0	$0	$257,971,486
Warrants	0	997,779	0	997,779

Investment companies	2,911,182	0	0	2,911,182

Short-term investments	3,671,745	0	0	3,671,745
Investment companies

	$264,554,413	$997,779	$0	$265,552,192

Special Small Cap Value Fund
Equity securities
Common stocks	$878,608,723	$0	$0	$878,608,723
Rights	2,359,591	0	0	2,359,591
Convertible debentures	0	697,629	0	697,629

Short-term investments
Corporate bonds and notes	0	0	3,946.909	3,946.909
Investment companies	32,193,790	127,860,661	0	160,054,451

	$913,162,104	$128,558,290	$3,946.909	$1,045,667,303

Traditional Small Cap Growth Fund

Equity securities	$247,412,967	$0	$0	$247,412,967
Common stocks
Short-term investments
Investment companies	4,784,353	72,927,641	0	77,711,994

	$252,197,320	$72,927,641	$0	$325,124,961

As of January 31, 2011, the inputs used in valuing Small Cap Value Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant	Significant
		Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Written options	$0	$(1,058,750)	$0	$(1,058,750)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Intrinsic Small	Small Cap Growth	Small Cap	Small Cap
	Cap Value Fund	Fund	Opportunities Fund	Value Fund

Balance as of October 31, 2010	$1,099,067	$5,371,500	$3,296,542	$15,403,700
Corporate bonds and notes
Accrued discounts (premiums)	0	0	0	0
Realized gains (losses)	0	0	0	603,758
Change in unrealized gains (losses)	78,838	385,307	236,465	941,869
Purchases	0	0	0	2,395,934
Sales	(99,760)	(487,562)	(299,221)	(1,845,639)
Transfers in to Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0

Balance as of January 31, 2011	$1,078,145	$5,269,245	$3,233,786	$17,499,622

Change in unrealized gains (losses) included in earnings relating to securities still held at January 31, 2011	$27,261	$133,235	$81,768	$927,054

Special Small Cap
Value Fund
Balance as of October 31, 2010	$4,207,936
Corporate bonds and notes
Accrued discounts (premiums)	0
Realized gains (losses)	71,079
Change in unrealized gains (losses	244,616
Purchases	0
Sales	(576,722)
Transfers in to Level 3	0
Transfers out of Level 3	0

Balance as of January 31, 2011	$3,946,909

Change in unrealized gains (losses) included in earnings relating to securities still held at January 31, 2011	$(25,263)

INVESTMENTS IN AFFILIATES
An affiliate company is a company in which a Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the three months ended January 31, 2011 was as follows:

				Income
	Value,			from
	Beginning of	Cost of	Proceeds	Affiliated	Value, End of
	Period	Purchases	from Sales	Securities	Period

Small Cap Value Fund
ACCO Brands Corporation	$18,924,248	$410,910	$2,686,629	$0	$22,840,778
Argo Group International Holdings Limited	63,323,126	1,977,420	7,544,510	221,088	59,783,468
Ascent Solar Technologies Incorporated	7,828,855	973,795	700,701	0	5,862,281
Capstead Mortgage Corporation	52,108,260	317,105	6,546,127	1,759,836	51,818,670
China GrenTech Corporation Limited ADR	4,899,655	1,707,452	687,856	0	6,031,322
Covenant Transport Incorporated Class A	9,044,592	1,033,340	1,336,636	0	10,918,284
Cray Incorporated	23,235,290	793,650	2,901,012	0	26,875,346
Cross Country Healthcare Incorporated	18,158,750	103,558	2,287,733	0	16,066,800
dELiA*s Incorporated	3,141,499	100,888	348,571	0	3,298,365
Global Industries Limited	44,527,416	0	5,438,688	0	55,348,384
Hill International Incorporated	13,768,143	477,023	1,744,707	0	15,444,904
Intermec Incorporated	40,180,850	1,310,279	4,574,704	0	36,317,341
InterOil Corporation	297,909,654	11,064,992	34,016,631	0	268,018,520
Intertape Polymer Group Incorporated	8,509,139	116,689	981,267	0	8,485,423
MRV Communications Incorporated	19,046,352	185,745	2,688,304	0	22,859,250
Newpark Resources Incorporated	45,957,492	1,030,841	4,956,244	0	42,993,808
Orasure Technologies Incorporated	23,084,633	1,694,915	3,399,262	0	34,627,440
OSI Systems Incorporated	44,344,800	0	7,487,436	0	39,038,524
PHI Incorporated (non-voting)	14,849,413	1,367,109	1,685,728	0	17,118,724
Skyline Corporation	11,364,842	310,722	1,696,191	114,732	11,790,821
Webco Industries Incorporated	6,461,000	0	933,156	0	8,211,644
Western Liberty Bancorp	6,399,617	0	570,582	0	3,751,585

	$777,067,626	$24,976,433	$95,212,675	$2,095,656	$767,501,682

Small/Mid Cap Value Fund
Bakers Footwear Group Incorporated	$491,832	$2,220	$0	$0	$473,860

Special Small Cap Value Fund
AH Belo Corporation	6,763,717	0	0	0	7,545,220
American Pacific Corporation	2,424,453	0	0	0	2,472,781
Dixie Group Incorporated	2,518,774	0	0	0	3,080,814
Imation Corporation	21,938,581	27,579	527,741	0	22,102,042
Kenneth Cole Productions Incorporated	8,607,570	48,915	0	0	8,780,996
Kadant Incorporated	16,925,864	0	419,503	0	17,846,958
Neenah Paper Incorporated	11,995,012	0	0	78,143	$15,050,419
Stewart Information Services Corporation	10,430,675	0	0	48,201	10,999,445

	$81,604,646	$76,494	$947,244	$126,344	$87,878,675

During the three months ended January 31, 2011, the Small Cap Value Fund entered into written options for hedging purposes, in order to reduce market exposure.
During the three months ended January 31, 2011, the Small Cap Value Fund had written option activities as follows:

	Number of	Premiums
	Contracts	Received (Paid)

Options outstanding at October 31, 2010	6,100	$1,244,421
Options written	24,950	5,598,802
Options terminated in closing purchase transactions	(25,003)	(5,648,891)
Options exercised	(297)	(47,392)

Options outstanding at January 31, 2011	5,750	$1,146,940

Open call options written at January 31, 2011 were as follow for the Small Cap Value Fund:

Expiration		Number of	Strike	Market	Premiums
Date	Issuer Name	Contracts	Price	Value	Received

February 2011	Agnico Eagle Mines Limited	150	$70.00	$24,750	$41,059
February 2011	Alaska Air Group Incorporated	350	60.00	50,750	74,943
February 2011	Amedisys Incorporated	100	32.00	27,000	11,900
February 2011	Amedisys Incorporated	100	30.00	44,250	22,200
February 2011	Carpenter Technology	150	45.00	3,000	27,034
February 2011	Chicago Bridge & Iron	150	35.00	5,250	16,950
February 2011	Cognex Corporation	150	30.00	34,500	11,850
February 2011	Community Health Systems Incorporated	50	35.00	6,000	10,350
February 2011	Forest Oil Corporation	200	35.00	80,200	38,399
February 2011	Interoil Corporation	100	67.50	35,500	24,200
February 2011	Interoil Corporation	150	70.00	31,050	42,799
February 2011	Interoil Corporation	200	72.50	24,400	69,515
February 2011	McMoRan Exploration Company	300	19.00	6,000	29,399
February 2011	McMoRan Exploration Company	200	18.00	4,400	26,400
February 2011	Newfield Exploration Company	200	65.00	124,000	94,598
February 2011	Oceaneering International Incorporated	100	75.00	39,000	12,200
February 2011	Oceaneering International Incorporated	200	70.00	148,000	64,421
February 2011	Randgold Resources Limited ADR	100	75.00	29,500	29,699
February 2011	Randgold Resources Limited ADR	350	80.00	42,000	80,248
February 2011	Randgold Resources Limited ADR	100	85.00	2,500	22,735
February 2011	SVB Financial Group	200	55.00	5,000	33,399
March 2011	Alaska Air Group Incorporated	150	60.00	37,500	46,049
March 2011	Alaska Air Group Incorporated	200	65.00	22,000	36,999
March 2011	Amedisys Incorporated	450	37.00	72,900	65,699
March 2011	United Continental Holdings	150	26.00	18,300	26,249
May 2011	SVB Financial Group	200	55.00	56,000	94,398
July 2011	Orasure Technologies Incorporated	1,000	7.50	85,000	93,248
The Small Cap Value Fund had average premiums received on written options in the amount of $730,377 during the three months ended January 31, 2011.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

HEALTH CARE FUND

Shares	Security Name	Value
Common Stocks: 96.51%

Health Care: 94.39%

Biotechnology: 25.72%
38,887	Alexion Pharmaceuticals Incorporated«†	$3,259,508
48,952	Amgen Incorporated†	2,696,276
109,856	Amylin Pharmaceuticals Incorporated†	1,777,470
1,413,222	Antisoma plc†	50,256
31,703	Celgene Corporation†	1,633,656
41,905	Dendreon Corporation†	1,468,351
140,747	Dyax Corporation«†	267,419
23,418	Genzyme Corporation†	1,717,710
69,989	Gilead Sciences Incorporated†	2,686,178
51,286	Human Genome Sciences Incorporated«†	1,244,198
69,502	Incyte Corporation«†	1,024,459
70,409	Myriad Genetics Incorporated«†	1,405,364
227,140	Novavax Incorporated«†	490,622
54,569	NPS Pharmaceuticals Incorporated†	545,963
23,860	Pharmasset Incorporated†	1,156,256
16,425	Regeneron Pharmaceutical Incorporated«†	553,194
41,892	Targacept Incorporated†	1,079,138
462,806	Theratechnologies Incorporated†	2,726,874
61,262	Vertex Pharmaceuticals Incorporated«†	2,382,479

		28,165,371

Health Care Equipment & Supplies: 23.02%
78,739	Alere Incorporated«†	3,084,207
60,824	ArthroCare Corporation«†	1,702,464
68,670	Atricure Incorporated†	755,370
21,326	Baxter International Incorporated	1,034,098
236,007	Boston Scientific Corporation«†	1,647,329
86,544	CareFusion Corporation†	2,226,777
103,277	Conceptus Incorporated«†	1,394,756
46,813	Covidien Limited	2,222,213
16,240	Fresenius SE	1,415,925
17,591	Heartware International Incorporated«†	1,636,139
42,755	Medtronic Incorporated	1,638,372
60,710	NuVasive Incorporated«†	1,696,541
251,466	RTI Biologics Incorporated†	673,929
38,411	St. Jude Medical Incorporated†	1,555,646
55,362	Thoratec Corporation†	1,305,990
29,679	Zoll Medical Corporation«†	1,227,227

		25,216,983

Health Care Providers & Services: 15.99%
54,283	Aetna Incorporated	1,788,082
62,501	Cardinal Health Incorporated	2,594,417
50,662	CIGNA Corporation	2,128,817
52,235	Express Scripts Incorporated«†	2,942,398
19,803	Fresenius Medical Care AG & Company	1,158,686
76,566	Hanger Orthopedic Group Incorporated«†	1,573,431
11,044	McKesson Corporation	830,177
40,518	Medco Health Solutions Incorporated†	2,472,408
1,524,387	Medipattern Corporation†	83,728
47,308	UnitedHealth Group Incorporated	1,941,993

		17,514,137

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

HEALTH CARE FUND

Shares	Security Name	Value
Life Sciences Tools & Services: 1.74%
35,164	Life Technologies Corporation†	$1,909,054

Pharmaceuticals: 27.92%
24,145	Abbott Laboratories	1,090,388
23,324	Allergan Incorporated«	1,646,908
67,116	Auxilium Pharmaceuticals Incorporated«†	1,522,862
99,087	Bristol-Myers Squibb Company	2,495,011
193,072	Elan Corporation plc ADR«†	1,303,236
30,872	Eli Lilly & Company	1,073,419
110,090	Eurand NV†	1,315,576
70,847	Jazz Pharmaceuticals Incorporated«†	1,584,139
109,282	Map Pharmaceuticals Incorporated«†	1,680,211
45,306	Merck & Company Incorporated	1,502,800
86,612	Mylan Laboratories Incorporated†	2,005,934
67,263	Nupathe Incorporated†	492,365
39,356	Par Pharmaceutical Companies Incorporated†	1,405,796
153,404	Pfizer Incorporated	2,795,021
15,048	Roche Holding AG Genusschein	2,289,081
34,212	Salix Pharmaceuticals Limited†	1,401,666
31,126	Teva Pharmaceutical Industries Limited ADR	1,701,036
30,654	Valeant Pharmaceuticals	1,119,791
89,722	Warner Chilcott Limited	2,152,431

		30,577,671

Telecommunication Services: 2.12%

Diversified Telecommunication Services: 2.12%
1,469,142	Careview Communications Incorporated†	2,321,244

Total Common Stocks (Cost $86,040,308)		105,704,460

Rights: 0.00%

Health Care: 0.00%

Pharmaceuticals: 0.00%
410,964	Valera Pharmaceuticals Incorporated†(a)(i)	0

Total Rights (Cost $0)		0

Warrants: 0.14%

		Expiration Date
Health Care: 0.14%

Biotechnology: 0.14%
158,377	Novavax Incorporated†(a)(i)	07/13/2031	147,291

Total Warrants (Cost $0)			147,291

		Yield
Short-Term Investments: 26.20%

Investment Companies: 26.20%
5,016,416	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%	5,016,416
23,681,843	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	23,681,843

Total Short-Term Investments (Cost $28,698,259)			28,698,259

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

HEALTH CARE FUND

Shares Security Name		Yield	Value
Total Investments in Securities (Cost $114,738,567)*	122.85%		$134,550,010

Other Assets and Liabilities, Net	(22.85)		(25,028,033)

Total Net Assets	100.00%		$109,521,977

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $115,664,643 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,336,505
Gross unrealized depreciation	(4,451,138)

Net unrealized appreciation (depreciation)	$18,885,367
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

PRECIOUS METALS FUND

Shares	Security Name	Value
Common Stocks: 93.46%

Australia: 11.81%
1,400,000	Ampella Mining (Materials, Metals & Mining)†	$3,697,200
3,770,000	Avoca Resources Limited (Materials, Metals & Mining)†	11,083,130
1,500,000	Centamin Egypt Limited (Materials, Metals & Mining)†	3,370,450
3,300,000	CGA Mining Limited (Materials, Metals & Mining)†	9,557,098
1,000,000	Gryphon Minerals Limited (Materials, Metals & Mining)	1,554,618
711,342	Kingsgate Consolidated Limited (Materials, Metals & Mining)	6,599,746
200,000	Mineral Deposits Limited (Materials, Metals & Mining)†	928,746
3,357,206	Newcrest Mining Limited (Materials, Metals & Mining)	123,721,155
2,000,000	Perseus Mining Limited (Materials, Metals & Mining)†	5,680,335

		166,192,478

Canada: 58.87%
975,164	Agnico-Eagle Mines Limited (Materials, Metals & Mining)	66,740,224
35,000	Agnico-Eagle Mines Limited (Materials, Metals & Mining) ††	2,395,400
997,600	Alamos Gold Incorporated (Materials, Metals & Mining)	15,083,302
5,000,000	Allied Gold Limited (Materials, Metals & Mining)(i)	2,946,023
1,994,100	Anatolia Minerals Development Limited (Materials, Metals & Mining)†	13,163,231
450,000	Anatolia Minerals Development Limited (Materials, Metals & Mining) ††	2,970,490
2,495,700	Aurizon Mines Limited (Materials, Metals & Mining)†	15,876,176
1,894,083	Barrick Gold Corporation (Materials, Metals & Mining)	89,987,883
450,000	Centerra Gold Incorporated (Materials, Metals & Mining)	7,221,751
350,000	Centerra Gold Incorporated (Materials, Metals & Mining)††	5,616,917
255,000	Detour Gold Corporation (Materials, Metals & Mining)†	6,654,167
350,000	Detour Gold Corporation (Materials, Metals & Mining) ††	9,133,170
90,000	Detour Gold Corporation (Materials, Metals & Mining) ††	2,348,529
4,171,044	Eldorado Gold Corporation — Canadian Exchange (Materials, Metals & Mining)	67,021,619
225,000	Entree Gold Incorporated (Materials, Metals & Mining)†(i)	660,608
525,000	Entree Gold Incorporated (Materials, Metals & Mining) ††	1,541,419
200,000	Exeter Resource Corporation (Materials, Metals & Mining)†	1,008,638
585,000	Exeter Resource Corporation (Materials, Metals & Mining) ††	2,950,267
1,385,000	Extorre Gold Mines Limited (Materials, Metals & Mining)†	6,984,820
100,500	First Quantum Minerals Limited (Materials, Metals & Mining)	11,627,228
100,000	Franco-Nevada Corporation (Materials, Metals & Mining)††	2,779,248
170,000	Franco-Nevada Corporation (Materials, Metals & Mining)	4,724,722
700,000	Fronteer Gold Incorporated (Materials, Metals & Mining)†	6,913,667
846,694	Goldcorp Incorporated (Materials, Metals & Mining)	34,045,566
1,732,254	Goldcorp Incorporated (Materials, Metals & Mining)	69,525,429
5,650,450	Great Basin Gold Limited (Materials, Metals & Mining)†	14,897,077
200,000	Guyana Goldfields Incorporated (Materials, Metals & Mining)†	1,725,670
250,000	Guyana Goldfields Incorporated (Materials, Metals & Mining)††	2,157,088
3,939,044	Iamgold Corporation (Materials, Metals & Mining)	74,898,285
200,700	International Minerals Corporation (Materials, Metals & Mining)	1,398,997
800,100	Kinross Gold Corporation (Materials, Metals & Mining) ††	13,295,715
6,025,453	Kinross Gold Corporation (Materials, Metals & Mining)	100,128,365
400,000	Kirkland Lake Gold Incorporated (Materials, Metals & Mining)†	5,448,644
1,500,000	Lake Shore Gold Corporation (Materials, Metals & Mining)†	5,542,518
300,000	Mag Silver Corporation (Materials, Metals & Mining)†	2,909,073
1,000,000	Magma Metals Limited (Materials, Metals & Mining)(i)	529,285
254,934	Nautilus Minerals Incorporated (Materials, Metals & Mining)†(i)	799,414
2,700,000	Northgate Minerals Corporation (Materials, Metals & Mining)†	6,902,681
309,400	Osisko Mining Corporation (Materials, Metals & Mining)†	4,112,562
1,500,000	Osisko Mining Corporation (Materials, Metals & Mining) ††	19,938,084
225,000	Pan American Silver Corporation (Materials, Metals & Mining)	7,382,250
650,000	Platinum Group Metals Limited (Materials, Metals & Mining)†(i)	1,460,528
800,000	Platinum Group Metals Limited (Materials, Metals & Mining) ††	1,797,573
500,000	Queenston Mining Incorporated (Materials, Metals & Mining)†	2,576,522
367,300	Semafo Incorporated (Materials, Metals & Mining)†	3,741,409
1,293,100	Semafo Incorporated — Canadian Exchange (Materials, Metals & Mining)	13,171,838
350,000	Silver Wheaton Corporation (Materials, Metals & Mining)†	10,780,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

PRECIOUS METALS FUND

Shares	Security Name	Value
Canada (continued)
1,011,448	Silvercorp Metals Incorporated (Materials, Metals & Mining)	$10,696,794
220,000	Tahoe Resources Incorporated (Materials, Metals & Mining)†	2,974,784
280,000	Tahoe Resources Incorporated (Materials, Metals & Mining) ††	3,786,089
526,583	Teranga Gold Corporation (Materials, Metals & Mining)	1,398,822
2,130,000	Torex Gold Resources Incorporated (Materials, Metals & Mining)	3,084,336
575,000	Troy Resources NL (Materials, Metals & Mining)	1,969,591
95,833	Troy Resources NL (Materials, Metals & Mining) ††	328,264
500,000	Troy Resources NL (Materials, Metals & Mining)(i) ††	1,712,688
600,000	Ventana Gold Corporation (Materials, Metals & Mining)†	7,519,848
1,040,537	Yamana Gold Incorporated (Materials, Metals & Mining)	11,758,068
3,372,040	Yamana Gold Incorporated (Materials, Metals & Mining)	37,951,656

		828,695,012

Peru: 2.49%
854,644	Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	35,040,404

South Africa: 5.99%
27,526	Anglo Platinum Limited (Materials, Metals & Mining)	2,691,440
615,591	AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	26,495,037
1,499,196	Gold Fields Limited ADR (Materials, Metals & Mining)	23,792,241
1,019,346	Impala Platinum Holdings Limited (Materials, Metals & Mining)	28,905,631
400,000	Northam Platinum Limited (Materials, Metals & Mining)	2,387,287

		84,271,636

United Kingdom: 2.59%
533,300	African Barrick Gold Limited (Materials, Metals & Mining)	4,284,148
1,100,000	Fresnillo plc (Materials, Metals & Mining)	22,835,980
1,199,251	Hochschild Mining plc (Materials, Metals & Mining)	9,305,425

		36,425,553

United States: 11.71%
100,000	Freeport-McMoRan Copper & Gold Incorporated Class B (Materials, Metals & Mining)	10,875,000
881,455	Newmont Mining Corporation (Materials, Metals & Mining)	48,541,727
1,140,000	Randgold Resources Limited ADR (Materials, Metals & Mining)	87,198,600
394,436	Royal Gold Incorporated (Materials, Metals & Mining)	18,301,830

		164,917,157

Total Common Stocks (Cost $719,530,111)		1,315,542,240

Private Placement: 2.81%
16,335	Wells Fargo Special Investments (Cayman) SPC(l)	39,589,617

Total Private Placement (Cost $26,967,322)		39,589,617

		Expiration Date
Warrants: 0.17%

Materials: 0.17%

Metals & Mining: 0.17%
17,500	Agnico-Eagle Mines Limited†	12/02/2013	453,250
42,500	Franco Nevada Corporation†	03/13/2012	123,084
207,130	Kinross Gold Corporation†	09/17/2014	765,348
49,500	Kinross Gold Corporation†	09/17/2014	182,903
232,238	Kinross Gold Corporation†	09/03/2013	394,272
12,950	Silver Wheaton Corporation†	09/05/2013	221,445
532,500	Torex Gold Resources Incorporated(i)†	11/12/2011	186,124
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

PRECIOUS METALS FUND

Shares	Security Name	Expiration Date	Value
Metals & Mining (continued)
250,000	U.S. Gold Corporation (i)†	02/22/2011	$18,725

Total Warrants (Cost $2,227,415)			2,345,151

Investment Companies: 1.64%
177,748	Gold Bullion Securities Limited†		23,002,369

Total Investment Companies (Cost $10,327,228)			23,002,369

			Yield
Short-Term Investments: 1.65%

Investment Companies: 1.65%
23,207,069	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	23,207,069

Total Short-Term Investments (Cost $23,207,069)				23,207,069

Total Investments in Securities (Cost $782,259,145)*		99.73%		1,403,686,446

Other Assets and Liabilities, Net		0.27		3,853,975

Total Net Assets		100.00%		$1,407,540,421

†	Non-income earning securities.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $784,363,359 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$623,958,182
Gross unrealized depreciation	(4,635,095)

Net unrealized appreciation	$619,323,087
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

Shares	Security Name	Value
Common Stocks: 93.19%

Consumer Discretionary: 7.74%

Auto Components: 0.13%
8,765	Johnson Controls Incorporated	$336,488

Automobiles: 0.01%
1,222	Tesla Motors Incorporated†	29,450

Internet & Catalog Retail: 7.60%
41,365	Amazon.com Incorporated†	7,017,159
100	ChinaCache International Holdings Limited ADR†	2,208
27,885	Ctrip.com International Limited ADR†«	1,147,747
54,020	Netflix Incorporated†«	11,564,602

		19,731,716

Industrials: 1.05%

Construction & Engineering: 0.27%
29,220	Quanta Services Incorporated†	693,391

Electrical Equipment: 0.78%
26,480	Cooper Industries plc«	1,622,165
4,400	Nidec Corporation	414,376

		2,036,541

Information Technology: 84.35%

Communications Equipment: 8.97%
51,825	Acme Packet Incorporated†«	2,787,149
208,265	ADTRAN Incorporated«	8,565,939
19,500	Cisco Systems Incorporated†	412,425
19,220	Polycom Incorporated†	842,797
45,280	QUALCOMM Incorporated	2,451,006
229,221	Riverbed Technology Incorporated†«	8,222,157

		23,281,473

Computers & Peripherals: 16.67%
1,396	Acer Incorporated	18,525
66,700	Apple Incorporated†	22,632,644
323,055	EMC Corporation†	8,040,839
220,670	Hewlett-Packard Company	10,082,412
45,985	NetApp Incorporated†	2,516,759

		43,291,179

Electronic Equipment & Instruments: 3.76%
48,650	Amphenol Corporation Class A	2,692,291
1,260,000	Hitachi Limited	6,877,193
9,000	Nippon Electric Glass Company Limited	135,417
469	Samsung Electro-Mechanics Company Limited†	54,374

		9,759,275

Internet Software & Services: 12.60%
68,135	Baidu.com Incorporated ADR†	7,401,505
3,083	Demand Media Incorporated†	62,523
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

Shares	Security Name	Value
Internet Software & Services (continued)
21,020	Google Incorporated Class A†	$12,619,567
91,865	Netease.com Incorporated ADR†«	3,705,834
44,580	Sina Corporation†«	3,800,445
1,385	Tencent Holdings Limited	35,883
316,775	Yahoo! Incorporated†«	5,106,413

		32,732,170

IT Services: 1.45%
51,685	Cognizant Technology Solutions Corporation Class A†	3,770,421

Semiconductors & Semiconductor Equipment: 21.64%
56,220	Aixtron AG	2,319,985
140,570	Analog Devices Incorporated«	5,458,333
83,895	ASML Holding NV«	3,524,429
149,575	Atmel Corporation†	2,025,246
94,570	Avago Technologies Limited	2,715,105
113,355	Broadcom Corporation Class A	5,111,177
28,905	Cirrus Logic Incorporated†«	607,872
197,955	Cypress Semiconductor Corporation†	4,285,726
4,065	Epistar Corporation††	74,565
11,520	First Solar Incorporated†«	1,780,762
77,065	KLA-Tencor Corporation	3,397,025
89,355	Lam Research Corporation†	4,457,921
398,115	ON Semiconductor Corporation†«	4,399,171
1,783	Seoul Semiconductor Company Limited	64,956
177,300	Skyworks Solutions Incorporated†	5,632,821
1,660	SMA Solar Technology AG	165,527
60,291	Spansion Incorporated Class A†	1,198,585
141,055	SunPower Corporation†	1,861,926
193,105	Texas Instruments Incorporated	6,548,191
13,390	Veeco Instruments Incorporated†«	579,251

		56,208,574

Software: 19.26%
118,345	Citrix Systems Incorporated†	7,477,037
70,760	Informatica Corporation†«	3,283,264
150,190	Intuit Incorporated†	7,048,417
49,185	Longtop Financial Technologies Limited ADR†	1,618,187
116,135	Microsoft Corporation	3,219,843
159,610	Oracle Corporation	5,112,308
73,950	Salesforce.com Incorporated†	9,549,903
149,915	SuccessFactors Incorporated†«	4,365,525
379,760	TIBCO Software Incorporated†«	8,347,125

		50,021,609

Telecommunication Services: 0.05%

Wireless Telecommunication Services: 0.05%
2,645	American Tower Corporation Class A†	134,524

Total Common Stocks (Cost $192,259,454)		242,026,811

Investment Companies: 0.04%
53,100	iShares MSCI China	86,222

Total Investment Companies (Cost $96,476)		86,222

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Short-Term Investments: 26.48%

Corporate Bonds and Notes: 0.39%
$859,188	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$365,756
1,129,967	VFNC Corporation††(a)(i)(v)±	0.23	09/29/2011	655,381

				1,021,137

Shares		Yield
Investment Companies: 26.09%
19,349,114	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12	19,349,114
48,410,446	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	48,410,446

			67,759,560

Total Short-Term Investments (Cost $68,368,372)			68,780,697

Total Investments in Securities (Cost $260,724,302)*	119.71%		310,893,730

Other Assets and Liabilities, Net	(19.71)		(51,177,365)

Total Net Assets	100.00%		$259,716,365

†	Non-income earning securities.

«	All or a portion of this security is on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $262,151,487 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$50,964,424
Gross unrealized depreciation	(2,222,181)

Net unrealized appreciation	$48,742,243
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

UTILITY AND TELECOMMUNICATION FUND

Shares	Security Name	Value
Common Stocks: 86.91%

Consumer Discretionary: 1.81%

Media: 1.81%
300,000	Comcast Corporation Class A	$6,825,000

Energy: 10.33%

Oil, Gas & Consumable Fuels: 10.33%
20,000	Chesapeake Midstream LP	544,600
750,000	El Paso Corporation	11,910,000
58,600	EQT Corporation«	2,823,934
100,000	Georesources Incorporated	2,764,000
450,000	Kodiak Oil & Gas Corporation«	2,857,500
130,000	Niska Gas Storage Partners	2,620,800
200,000	Southwestern Energy Company	7,900,000
100,000	Spectra Energy Corporation	2,623,000
184,300	The Williams Companies Incorporated	4,974,257

		39,018,091

Financials: 8.55%

Consumer Finance: 7.60%
55,000	MasterCard Incorporated	13,008,050
225,000	Visa Incorporated Class A«	15,716,250

		28,724,300

Diversified Financial Services: 0.09%
35,000	Hicks Acquisition Company II Incorporated	355,250

Real Estate Investment Trusts (REITs): 0.86%
25,000	American Assets Trust Incorporated	532,250
120,000	Starwood Property Trust Incorporated	2,701,200

		3,233,450

Industrials: 0.14%

Building Products: 0.14%
35,000	Ameresco Incorporated Class A	542,150

Information Technology: 0.38%

IT Services: 0.38%
100,000	Convergys Corporation	1,424,000

Telecommunication Services: 3.99%

Diversified Telecommunication Services: 2.45%
150,000	AT&T Incorporated	4,128,000
25,000	Surewest Communications	274,000
100,000	Verizon Communications Incorporated	3,562,000
100,000	Windstream Corporation	1,281,000

		9,245,000

Wireless Telecommunication Services: 1.54%
48,600	Portugal Telecom SGPS SA ADR«	566,676
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

UTILITY AND TELECOMMUNICATION FUND

Shares	Security Name	Value
Wireless Telecommunication Services (continued)
313,870	Shenandoah Telecommunication«	$5,251,045

		5,817,721

Utilities: 61.71%

Electric Utilities: 24.17%
75,000	American Electric Power Company Incorporated	2,676,000
150,000	DPL Incorporated«	3,927,000
200,000	FirstEnergy Corporation«	7,824,000
375,000	Great Plains Energy Incorporated«	7,380,000
300,000	Hawaiian Electric Industries Incorporated«	7,470,000
100,000	ITC Holdings Corporation«	6,570,000
250,050	Nextera Energy Incorporated	13,367,673
550,000	Northeast Utilities	18,106,000
300,000	NV Energy Incorporated	4,311,000
250,000	Portland General Electric Company	5,585,000
400,000	PPL Corporation	10,316,000
100,000	The Southern Company	3,762,000

		91,294,673

Gas Utilities: 4.52%
250,000	National Fuel Gas Company«	17,085,000

Independent Power Producers & Energy Traders: 4.27%
500,000	Constellation Energy Group Incorporated	16,125,000

Multi-Utilities: 26.79%
250,000	CenterPoint Energy Incorporated	4,037,500
975,000	CMS Energy Corporation«	19,012,500
275,000	Dominion Resources Incorporated«	11,973,500
300,000	MDU Resources Group Incorporated	6,369,000
348,800	PG&E Corporation	16,142,464
250,000	Public Service Enterprise Group Incorporated«	8,107,500
200,000	SCANA Corporation«	8,454,000
300,000	Sempra Energy«	15,621,000
190,000	Wisconsin Energy Corporation	11,455,100

		101,172,564

Water Utilities: 1.96%
200,000	American Water Works Company Incorporated	5,100,000
50,000	Middlesex Water Company	889,000
50,000	Pennichuck Corporation	1,405,000

		7,394,000

Total Common Stocks (Cost $250,939,964)		328,256,199

Warrants: 0.00%

Utilities: 0.00%

		Expiration Date
Independent Power Producers & Energy Traders: 0.00%
30,000	China Hydroelectric Corporation†	01/25/2014	9,000

Total Warrants (Cost $36,000)			9,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SPECIALTY FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

UTILITY AND TELECOMMUNICATION FUND

Shares	Security Name		Yield	Value
Preferred Stocks: 6.04%

Energy: 0.86%

Oil, Gas & Consumable Fuels: 0.86%
75,000	Markwest Energy Partners LP		4.25%	$3,267,750

Utilities: 5.18%

Electric Utilities: 2.82%
11,000	Ameren Ill Company		4.92	893,807
76,500	Entergy Arkansas Incorporated		5.75	1,914,795
240,000	Interstate Power & Light Company«		8.38	6,864,000
11,600	Nstar Electric Company		4.25	904,800
1,000	Union Electric Company		4.56	78,551

				10,655,953

Independent Power Producers & Energy Traders: 1.85%
260,786	Constellation Energy Group		8.63	6,976,026

Multi-Utilities: 0.51%
31,400	Pacific Gas & Electric		4.36	620,150
47,500	Scana Corporation		7.70	1,314,800
				1,934,950

Total Preferred Stocks (Cost $19,839,012)				22,834,679

Short-Term Investments: 16.65%

Investment Companies: 16.65%
11,705,555	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12	11,705,555
51,183,614	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)		0.26	51,183,614

Total Short-Term Investments (Cost $62,889,169)				62,889,169

Total Investments in Securities (Cost $333,704,145)*		109.60%		$413,989,047

Other Assets and Liabilities, Net		(9.60)		(36,277,095)

Total Net Assets		100.00%		$377,711,952

†	Non-income earning securities.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

«	All or a portion of this security is on loan.

*	Cost for federal income tax purposes is $333,735,999 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$80,631,415
Gross unrealized depreciation	(378,367)

Net unrealized appreciation	$80,253,048
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SPECIALITY FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS (unaudited)	January 31, 2011
The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
Options
Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Funds may also purchase call or put options. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Funds to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of January 31, 2011, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Health Care Fund
Equity securities
Common stocks	$105,704,460	$0	$0	$105,704,460
Warrants	0	0	147,291	147,291
Short-term investments
Investment companies	5,016,416	23,681,843	0	28,698,259

	$110,720,876	$23,681,843	$147,291	$134,550,010

Precious Metals Fund
Equity securities
Common stocks	$1,315,542,240	$0	$0	$1,315,542,240
Investment companies	23,002,369	0	0	23,002,369
Warrants	0	2,345,151	0	2,345,151
Private placement	0	39,589,617	0	39,589,617
Short-term investments
Investment companies	23,207,069	0	0	23,207,069

Total	$1,361,751,678	$41,934,768	$0	$1,403,686,446

Specialized Technology Fund
Equity securities
Common stocks	$241,952,246	$0	$74,565	$242,026,811
Investment companies	86,222	0	0	86,222
Short-term investments
Corporate bonds and notes	0	0	1,021,137	1,021,137

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Investment companies	19,349,114	48,410,446	0	67,759,560

Total	$261,387,582	$48,410,446	$1,095,702	$310,893,730

Utility and Telecommunications Fund
Equity securities
Common stocks	$328,256,199	$0	$0	$328,256,199
Preferred stocks	21,862,321	972,358	0	22,834,679
Warrants	0	9,000	0	9,000
Short-term investments
Investment companies	11,705,555	51,183,614	0	62,889,169

Total	$361,824,075	$52,164,972	$0	$413,989,047

As of January 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Utility and Telecommunications Fund
Written options	$0	$(17,500)	$0	$(17,500)

		Corporate
	Common	bonds and
	stocks	notes	Total

Specialized Technology Fund
Balance as of October 31, 2010	$38,607	$1,040,953	$1,079,560
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	6,604	74,669	81,273
Purchases	29,354	0	29,354
Sales	0	(94,485)	(94,485)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of January 31, 2011	$74,565	$1,021,137	$1,095,702

Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2011	$6,604	$25,820	$32,424

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Health Care Fund	Warrants
Balance as of October 31, 2010	$223,818
Accrued discounts (premiums)	0
Realized gains (losses)	(76,527)
Change in unrealized gains (losses)	0
Purchases	0

Health Care Fund	Warrants
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of January 31, 2011	$147,291

Change in unrealized gains (losses) included in earnings relating to securities still held at January 31, 2011	$(76,527)

During the three months ended January 31, 2011, the Utility & Telecommunications Fund entered into written options for hedging purposes, in order to reduce market exposure.
During the three months ended January 31, 2011, the Utility & Telecommunications Fund had written option activities as follows:

	Number of	Premiums
	Contracts	Received (Paid)

Options outstanding at October 31, 2010	0	$0
Options written	700	23,470

Options outstanding at January 31, 2011	700	$23,470

Open call options written at January 31, 2011 were as follow for the Utility & Telecommunications Fund:

Expiration		Number of	Strike	Market	Premiums
Date	Issuer Name	Contracts	Price	Value	Received

February 2011	Comcast Corporation, Class A	700	$24.00	$17,500	$23,470
The Utility & Telecommunications Fund had average premiums received on written options in the amount of $2,909 during the three months ended January 31, 2011.
Affiliated Transactions
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. During the three months ended January 31, 2011, Precious Metals Fund invested in a wholly-owned subsidiary. A summary of the transactions with the affiliate for the three months ended January 31, 2011 was as follows:

				Amount of Equity
				in Net Profit and
Affiliate	Beginning Shares	Shares Purchased	Shares Sold	Loss	Value, End of Period
Wells Fargo Special Investments (Cayman) SPC	16,335	0	0	$12,622,295	$39,589,617

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INTERNATIONAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes@: 30.28%

Australia: 0.67%
1,405,000	General Electric Capital Australia Funding (Financials, Diversified Financial Services, AUD)	6.00%	03/15/2019	$1,287,158
4,000,000	International Bank for Reconstruction & Development (Financials, Commercial Banks, AUD)	5.75	10/01/2020	3,855,062
4,000,000	Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	4.25	03/23/2020	5,430,329

				10,572,549

Brazil: 0.01%
150,000	Banco Do Brasil (Financials, Commercial Banks, EUR) ††	4.50	01/20/2016	204,346

Canada: 0.19%
2,035,000	Bombardier Incorporated (Industrials, Aerospace & Defense, EUR)	7.25	11/15/2016	2,960,360

Cayman Islands: 0.01%
150,000	Voto-Votorantim Limited (Financials, Diversified Financial Services, EUR)	5.25	04/28/2017	205,373

Denmark: 4.81%
236,160,867	Nykredit (Financials, Diversified Financial Services, DKK)	4.00	10/01/2041	40,573,083
206,118,731	Realkredit Danmark (Financials, Thrifts & Mortgage Finance, DKK)	4.00	10/01/2041	35,411,762

				75,984,845

France: 1.43%
5,000,000	Casino Guichard Perrach (Consumer Staples, Food & Staples Retailing, EUR)	4.38	02/08/2017	6,908,445
3,500,000	France Telecom (Telecommunication Services, Diversified Telecommunication Services, EUR)	4.75	02/21/2017	5,066,130
2,500,000	Veolia Environnement SA (Utilities, Multi-Utilities, EUR)	4.00	02/12/2016	3,497,601
5,000,000	Veolia Environnement SA (Utilities, Multi-Utilities, EUR)	4.38	01/16/2017	7,054,273

				22,526,449

Germany: 3.87%
1,780,000	HeidelbergCement AG (Industrials, Construction Materials, EUR)	8.00	01/31/2017	2,680,796
6,600,000	KfW Bankengruppe (Financials, Commercial Banks, AUD)	4.88	06/17/2019	7,273,550
7,700,000	KfW Bankengruppe (Financials, Commercial Banks, AUD)	6.25	12/04/2019	7,599,900
4,750,000	Kreditanstalt fur Wiederaufbau (Financials, Commercial Banks, EUR)	3.88	01/21/2019	6,731,053
13,250,000	Kreditanstalt fur Wiederaufbau (Financials, Commercial Banks, EUR)	4.38	07/04/2018	19,420,870
13,912,000	Landwirtschaftliche Rentenbank (Financials, Commercial Banks, AUD)	5.75	01/21/2015	13,774,940
2,400,000	UPC Holding BV (Consumer Discretionary, Media, EUR)	9.63	12/01/2019	3,647,416

				61,128,525

Ireland: 0.52%
3,100,000	Ardagh Glass Finance (Financials, Consumer Finance, EUR)	8.75	02/01/2020	4,403,530
2,650,000	Smurfit Kappa Funding plc (Financials, Consumer Finance, EUR)	7.25	11/15/2017	3,818,731

				8,222,261

Liberia: 0.08%
900,000	Royal Caribbean Cruises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	5.63	01/27/2014	1,247,638

Luxembourg: 4.35%
12,350,000	European Investment Bank (Financials, Commercial Banks, EUR)	3.13	03/03/2017	16,945,716
4,640,000	European Investment Bank (Financials, Commercial Banks, EUR)	4.25	10/15/2014	6,772,711
4,000,000	European Investment Bank (Financials, Commercial Banks, GBP)	4.38	07/08/2015	6,815,130
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INTERNATIONAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Luxembourg (continued)
10,000,000	European Investment Bank (Financials, Commercial Banks, EUR)	4.75%	10/15/2017	$14,950,533
12,667,000	European Investment Bank (Financials, Commercial Banks, AUD)	6.13	01/23/2017	12,565,193
11,189,000	European Investment Bank (Financials, Commercial Banks, NZD)	6.50	09/10/2014	9,086,400
1,050,000	European Investment Bank (Financials, Commercial Banks, TRY)	9.63	04/01/2015	697,576
1,200,000	European Investment Bank (Financials, Commercial Banks, TRY)	10.00	09/10/2013	797,320

				68,630,579

Netherlands: 2.83%
12,250,000	Bank Nederlandse Gemeenten (Financials, Commercial Banks, EUR)	2.63	09/01/2020	15,217,553
2,765,000	New World Resources NV (Materials, Metals & Mining, EUR)	7.38	05/15/2015	3,889,807
2,296,000	Owens-Illinois European Group BV (Materials, Containers & Packaging, EUR)	6.88	03/31/2017	3,269,312
5,000,000	Rabobank Nederland (Financials, Commercial Banks, EUR)	4.13	01/14/2020	6,735,617
5,541,000	Rabobank Nederland (Financials, Commercial Banks, EUR)	4.25	01/16/2017	7,806,386
4,361,000	Rabobank Nederland (Financials, Commercial Banks, NZD)	6.25	07/10/2014	3,507,582
1,000,000	Rabobank Nederland (Financials, Commercial Banks, TRY)	9.50	01/22/2014	650,971
2,500,000	Ziggo Bond Company B.V. (Consumer Discretionary, Media, EUR) ††(i)	8.00	05/15/2018	3,619,691

				44,696,919

South Africa: 0.15%
1,701,000	Savcio Holdings Limited (Industrials, Machinery, EUR)	8.00	02/15/2013	2,293,991

Spain: 0.28%
3,200,000	Inaer Aviation Finance Limited (Financials, Diversified Financial Services, EUR) ††	9.50	08/01/2017	4,337,468

Switzerland: 1.32%
21,000,000	Eurofima (Financials, Commercial Banks, AUD)	6.25	12/28/2018	20,827,871

United Kingdom: 6.12%
1,760,000	Bakkavor Finance 2 plc (Consumer Discretionary, Food Products, GBP) ††	8.25	02/15/2018	2,819,257
8,175,000	British American Tobacco plc (Consumer Staples, Tobacco, EUR)	5.88	03/12/2015	12,225,082
1,900,000	Exova (Industrials, Professional Services, GBP) ††	10.50	10/15/2018	3,180,575
1,750,000	Ford Credit Europe Bank plc (Financials, Commercial Banks, EUR)	7.13	01/15/2013	2,524,919
800,000	Ford Credit Europe Bank plc (Financials, Commercial Banks, EUR)	9.38	01/17/2014	1,228,183
8,000,000	GlaxoSmithKline plc (Health Care, Pharmaceuticals, EUR)	5.63	12/13/2017	12,193,696
2,238,000	HSBC Finance Corporation (Financials, Consumer Finance, GBP)	7.00	03/27/2012	3,747,099
1,450,000	Imperial Tobacco Group plc (Consumer Staples, Tobacco, EUR)	7.25	09/15/2014	2,238,973
5,000,000	Imperial Tobacco Group plc (Consumer Staples, Tobacco, EUR)	8.38	02/17/2016	8,237,000
2,172,000	Infinis plc (Utilities, Independent Power Producers & Energy Traders, GBP)	9.13	12/15/2014	3,696,670
2,250,000	ISS Financing plc (Financials, Consumer Finance, EUR)	11.00	06/15/2014	3,392,498
2,780,000	JTI UK Finance plc (Financials, Consumer Finance, EUR)	4.50	04/02/2014	4,024,514
2,350,000	Kerling plc (Materials, Chemicals, EUR)	10.63	02/01/2017	3,563,385
4,000,000	Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail, GBP)	6.13	12/02/2019	6,668,721
4,000,000	Nationwide Building Society, FRN (Financials, Thrifts & Mortgage Finance, EUR)	3.75	01/20/2015	5,297,555
1,450,000	R&R Ice Cream plc (Consumer Staples, Food & Staples Retailing, EUR) ††(i)	8.38	11/15/2017	2,074,605
5,350,000	Tesco plc (Consumer Staples, Food & Staples Retailing, EUR)	5.88	09/12/2016	8,222,312
1,213,000	Virgin Media Finance plc (Financials, Consumer Finance, GBP)	8.88	10/15/2019	2,205,356
3,440,000	Vodafone Group (Telecommunication Services, Wireless Telecommunication Services, EUR)	6.88	12/04/2013	5,226,739
2,250,000	William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	7.13	11/11/2016	3,775,361

				96,542,500

United States: 3.64%
9,525,000	Anheuser-Busch InBev (Consumer Staples, Beverages, USD) ††	6.88	11/15/2019	11,294,983
1,850,000	ARAMARK Corporation (Industrials, Commercial Services & Supplies, USD)	8.50	02/01/2015	1,928,625
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INTERNATIONAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
United States (continued)
$10,200,000	General Electric Capital Corporation (Financials, Diversified Financial Services, NZD)	7.63%	12/10/2014	$8,447,241
3,020,000	Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10/15/2018	4,093,486
2,791,000	Morgan Stanley (Financials, Capital Markets, GBP)	5.38	11/14/2013	4,664,957
376,000	Owens-Brockway Glass Containers Incorporated (Materials, Containers & Packaging, EUR)	6.75	12/01/2014	523,166
6,600,000	Pfizer Incorporated (Health Care, Pharmaceuticals, EUR)	4.75	06/03/2016	9,651,590
9,000,000	Procter & Gamble Company (Consumer Staples, Household Products, EUR)	4.50	05/12/2014	13,020,981
2,600,000	Rockwood Specialties Group Incorporated (Materials, Chemicals, EUR)	7.63	11/15/2014	3,622,087
200,000	TNK-BP Finance SA (Financials, Diversified Financial Services, USD) ††	6.25	02/02/2015	211,250

				57,458,366

Total Corporate Bonds and Notes (Cost $450,806,952)				477,840,040

Foreign Government Bonds@: 61.17%
25,000,000	Australia Series 124 (AUD)	5.75	05/15/2021	25,346,750
7,871,000	Australia Series 17RG (AUD)	5.50	03/01/2017	7,777,446
13,950,000	Australia Series 19 (AUD)	6.00	04/01/2019	14,074,811
41,985,000	Australia Series 25CI (AUD)	3.12	09/20/2025	44,837,996
4,520,000	Brazil (BRL)	10.25	01/10/2028	2,704,760
16,300,000	Brazil (BRL)	12.50	01/05/2016	11,088,635
34,700,000	Brazil (BRL)	12.50	01/05/2022	24,199,136
8,175,000	Caisse d’Amortissement de la Dette Sociale (EUR)	3.38	04/25/2021	10,853,818
10,735,000	Caisse d’Amortissement de la Dette Sociale (EUR)	4.13	04/25/2017	15,486,764
38,550,000	Canada (CAD)	2.50	09/01/2013	39,129,780
50,850,000	Canada (CAD)	3.75	06/01/2019	52,846,726
18,150,000	Canada (NZD)	6.25	06/16/2015	14,618,465
54,000,000	Canada Series 23 (CAD)	4.10	12/15/2018	56,702,831
720,600,000	Czech Republic (CZK)	5.00	04/11/2019	43,769,083
33,000,000	France (EUR)	3.50	04/25/2020	45,325,187
46,400,000	France Obligations Assimilables du Tresor (EUR)	2.50	10/25/2020	58,209,327
10,400,000	France Obligations Assimilables du Tresor (EUR)	3.75	04/25/2017	14,871,382
10,400,000	French Treasury Note (EUR)	2.00	07/12/2015	13,923,054
8,250,000	Germany (EUR)	1.75	10/09/2015	11,035,694
12,350,000	Germany (EUR)	3.75	01/04/2019	17,825,644
13,280,000	Germany (EUR)	4.25	07/04/2017	19,809,452
252,500,000	Hungary (HUF)	6.75	02/24/2017	1,243,507
13,050,000,000	Indonesia (IDR)	10.00	07/15/2017	1,557,466
11,400,000,000	Korea (KRW)	5.25	09/10/2015	10,534,523
33,590,000,000	Korea (KRW)	5.25	03/10/2027	31,285,312
4,350,000	Malaysia (MYR)	3.50	05/31/2027	1,267,181
133,200,000	Malaysia (MYR)	3.84	08/12/2015	44,135,340
530,400,000	Mexican (MXN)	8.50	11/18/2038	45,347,560
27,720,000	Mexico (MXN)	10.00	12/05/2024	2,755,548
245,000	Morocco (EUR)	5.38	06/27/2017	325,379
17,850,000	Netherlands (EUR)	4.00	07/15/2018	25,942,352
46,290,000	New Zealand (NZD)	6.00	12/15/2017	37,552,755
100,790,000	Norway (NOK)	4.25	05/19/2017	18,223,559
104,100,000	Norway (NOK)	5.00	05/15/2015	19,359,402
850,000	Philippines (EUR)	6.25	03/15/2016	1,307,795
123,195,000	Poland (PLN)	5.50	04/25/2015	42,596,812
1,600,000	Republic of Peru (PEN)	8.20	08/12/2026	683,783
12,575,000	Slovenia (EUR)	4.38	02/06/2019	17,405,592
466,600,000	Sweden (SEK)	4.50	08/12/2015	76,845,594
620,000	Turkey (EUR)	5.50	02/16/2017	887,157
24,000,000	United Kingdom Gilt (GBP)	4.75	03/07/2020	41,673,357

Total Foreign Government Bonds (Cost $932,376,821)				965,366,715

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INTERNATIONAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Yankee Corporate Bonds and Notes: 4.63%

Consumer Discretionary: 0.17%

Multiline Retail: 0.17%
$2,500,000	Marks & Spencer Group plc	6.25%	12/01/2017	$2,644,110

Consumer Staples: 0.23%

Food & Staples Retailing: 0.23%
3,250,000	Tesco plc	5.50	11/15/2017	3,670,979

Energy: 0.35%

Oil, Gas & Consumable Fuels: 0.35%
5,700,000	International Petroleum Investment Company, Global Medium Term Note Limited††	5.00	11/15/2020	5,557,574

Financials: 2.47%

Capital Markets: 0.68%
2,400,000	BP Capital Markets plc	3.88	03/10/2015	2,514,014
7,500,000	BP Capital Markets plc	5.25	11/07/2013	8,216,798

				10,730,812

Commercial Banks: 1.00%
300,000	Eurasian Development Bank††	7.38	09/29/2014	324,750
7,700,000	Lloyds TSB Bank plc	6.38	01/21/2021	7,781,743
7,700,000	Royal Bank of Scotland plc	6.13	01/11/2021	7,651,613

				15,758,106

Consumer Finance: 0.78%
10,185,000	Petroplus Finance Limited	5.75	01/20/2020	10,515,768
1,591,000	Virgin Media Finance plc	9.13	08/15/2016	1,694,414

				12,210,182

Diversified Financial Services: 0.01%
200,000	BM&F Bovespa SA	5.50	07/16/2020	202,938

Materials: 0.01%

Metals & Mining: 0.01%
200,000	Kazatomprom††	6.25	05/20/2015	211,500

Telecommunication Services: 1.40%

Diversified Telecommunication Services: 1.40%
10,000,000	Deutsche Telekom	4.88	07/08/2014	10,825,670
5,550,000	Qtel International Finance Limited	4.75	02/16/2021	5,302,165
2,675,000	Sable International Finance Limited	7.75	02/15/2017	2,855,563
3,000,000	VimpelCom Limited††	7.75	02/02/2021	3,033,600
120,000	VimpelCom Limited	9.13	04/30/2018	133,200

				22,150,198

Total Yankee Corporate Bonds and Notes (Cost $70,200,028)				73,136,399

Yankee Government Bonds: 0.54%
400,000	Bahamas††	6.95	11/20/2029	414,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE FUNDS	PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INTERNATIONAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Yankee Government Bonds (continued)
$1,850,000	Brazil	7.13%	01/20/2037	$2,201,500
850,000	Colombia	7.38	03/18/2019	1,022,125
775,000	Colombia	8.13	05/21/2024	992,000
500,000	Croatia††	6.63	07/14/2020	518,000
250,000	Dominican Republic	7.50	05/06/2021	263,125
250,000	Indonesia	7.75	01/17/2038	295,313
396,000	Peru	8.38	05/03/2016	488,070
550,000	Philippines	6.50	01/20/2020	621,500
600,000	Republic of Panama	5.20	01/30/2020	636,600
165,000	Republic of Peru	7.13	03/30/2019	197,093
358,000	Russia, Step Bondºº	7.50	03/31/2030	410,268
215,000	Sri Lanka††	7.40	01/22/2015	236,500
300,000	Vietnam††	6.75	01/29/2020	293,250

Total Yankee Government Bonds (Cost $7,879,088)				8,589,344

Shares	Security Name	Yield		Value
Short-Term Investments: 2.75%

Investment Companies: 2.75%
43,385,795	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.12%		43,385,795

Total Short-Term Investments (Cost $43,385,795)				43,385,795

Total Investments in Securities (Cost $1,504,648,684)*		99.37%		$1,568,318,293

Other Assets and Liabilities, Net		0.63		9,978,918

Total Net Assets		100.00%		$1,578,297,211

ºº	Stepped coupon bond. Interest rate presented is yield to maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

@	Foreign bond principal is denominated in local currency.

(i)	Illiquid security

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,503,251,190 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$78,774,546
Gross unrealized depreciation	(13,707,443)

Net unrealized appreciation	$65,067,103
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND
NOTES TO PORTFOLIO OF INVESTMENT January 31, 2011 (unaudited)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Forward foreign currency contracts
The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of January 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds and notes	$0	$477,840,040	$0	$477,840,040
Foreign government bonds	0	965,366,715	0	965,366,715
Yankee corporate bonds and notes	0	73,136,399	0	73,136,399
Yankee government bonds	0	8,589,344	0	8,859,344
Short term investment companies
Investment companies	43,385,795	0	0	43,385,795

	$43,385,795	$1,524,932,498	$0	$1,568,318,293

As of January 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Forward foreign currency contracts	$0	$(9,959,383)	$0	$(9,959,383)
During the three months ended January 31, 2011, the Fund entered into forward foreign currency exchange contracts for hedging purposes.
At January 31, 2011, the Fund had forward foreign currency exchange contracts outstanding as follows:
Forward Foreign Currency Exchange Contracts to Buy:

					Net Unrealized
Exchange		Contracts to	U.S. Value at	In Exchange	Gains
Date	Counterparty	Receive	January 31, 2011	for U.S. $	(Losses)

02/07/2011	State Street Bank	1,630,240 GBP	$2,611,305	$2,589,702	$21,603
02/07/2011	State Street Bank	6,450,000,000 JPY	78,584,299	80,094,375	(1,510,076)
02/07/2011	State Street Bank	1,355,000,000 JPY	16,508,795	16,074,310	434,485

								Net
				U.S. Value at			U.S. Value at	Unrealized
Exchange		Contracts to		January 31,	In Exchange		January 31,	Gains
Date	Counterparty	Receive		2011	For		2011	(Losses)

02/01/2011	State Street Bank	9,470,250,000	JPY	$115,378,289	115,000,000	CAD	$114,844,959	$533,330
02/01/2011	State Street Bank	27,327,709	EUR	37,415,740	36,600,000	CAD	36,550,657	865,083
02/01/2011	State Street Bank	115,000,000	CAD	114,844,959	9,556,155,000	JPY	116,424,890	(1,579,931)
02/01/2011	State Street Bank	36,600,000	CAD	36,550,657	26,791,597	EUR	36,681,723	(131,066)
02/15/2011	State Street Bank	45,262,029	GBP	72,496,066	498,000,000	SEK	77,173,882	(4,677,816)
02/15/2011	State Street Bank	1,965,758	GBP	3,148,549	21,700,000	SEK	3,362,798	(214,249)
02/18/2011	State Street Bank	3,545,036,000	JPY	43,194,280	124,300,000	PLN	43,236,566	(42,286)
02/24/2011	State Street Bank	5,840,040,400	JPY	71,160,262	71,300,000	AUD	70,861,155	299,107
03/01/2011	State Street Bank	11,435,000,000	JPY	139,338,547	87,383,463	GBP	139,947,434	(608,887)
03/01/2011	State Street Bank	37,155,000	GBP	59,504,930	43,763,766	EUR	59,898,073	(393,143)
03/01/2011	State Street Bank	26,800,000	EUR	36,680,307	3,040,835,200	JPY	37,053,394	(373,087)
03/25/2011	State Street Bank	6,330,000,000	JPY	77,148,428	77,905,295	AUD	77,145,624	2,804
03/25/2011	State Street Bank	285,215,000	JPY	3,476,128	3,500,000	AUD	3,465,871	10,257
04/13/2011	State Street Bank	6,000,000,000	JPY	73,139,143	96,023,046	NZD	73,700,668	(561,525)
05/02/2011	State Street Bank	12,562,637,200	JPY	153,165,068	151,600,000	CAD	151,101,365	2,063,703

Forward Foreign Currency Exchange Contracts to Sell:

						Net Unrealized
Exchange		Contracts to		U.S. Value at	In Exchange	Gains
Date	Counterparty	Deliver		January 31, 2011	for U.S. $	(Losses)

02/07/2011	State Street Bank	130,000,000	JPY	$1,583,870	$1,559,277	$(24,593)
02/18/2011	State Street Bank	260,000,000	HUF	1,301,695	1,261,218	(40,477)
02/18/2011	State Street Bank	3,770,000	PLN	1,311,358	1,292,867	(18,491)
03/02/2011	State Street Bank	34,400,000	MXN	2,828,947	2,717,649	(111,298)
03/02/2011	State Street Bank	559,585,000	MXN	46,018,503	44,208,011	(1,810,492)
03/18/2011	State Street Bank	411,500,000	DKK	75,548,967	73,496,580	(2,052,387)
03/18/2011	State Street Bank	7,000,000	DKK	1,285,159	1,270,332	(14,827)
03/24/2011	State Street Bank	1,200,000	EUR	1,641,956	1,616,832	(25,124)
The Fund had average market values of $772,491,345 and $121,205,093 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the three months ended January 31, 2011.

ITEM 2.	CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch Karla M. Rabusch
President

Date:	March 29, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch Karla M. Rabusch
President

Date:	March 29, 2011

By:	/s/ Kasey L. Phillips Kasey L. Phillips
Treasurer

Date:	March 29, 2011